UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08390

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Eaton Vance Cash Management Fund  as of January 31, 2007 (Unaudited)(1)

Eaton Vance Cash Management Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $74,806,663 and the Fund owned approximately 4.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

(1)          The fiscal year end for Eaton Vance Cash Management Fund was recently changed from December 31 to October 31.

Eaton Vance Money Market Fund  as of January 31, 2007 (Unaudited)(1)

Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $39,750,295 and the Fund owned approximately 2.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

(1)          The fiscal year end for Eaton Vance Money Market Fund was recently changed from December 31 to October 31.

Cash Management Portfolio                                                                                                           as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 86.1%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 2.7%
$15,800	American Honda Motor Corp., 5.26%, 3/19/07	$15,693,807
30,000	Toyota Motor Credit Co., 5.25%, 3/23/07	29,781,250
		$45,475,057
Banks and Money Services — 67.1%
$38,000	American Express Co., 5.27%, 2/15/07	$37,922,121
23,900	Barclays U.S. Funding, LLC, 5.245%, 2/20/07	23,833,840
18,000	Barclays U.S. Funding, LLC, 5.25%, 2/14/07	17,965,875
25,600	Barclays U.S. Funding, LLC, 5.25%, 3/20/07	25,424,533
17,660	Barclays U.S. Funding, LLC, 5.27%, 3/14/07	17,554,006
8,500	Barton Capital Corp., LLC, 5.26%, 3/9/07 (1)	8,455,290
10,002	Barton Capital Corp., LLC, 5.27%, 2/12/07 (1)	9,985,894
50,000	Barton Capital Corp., LLC, 5.27%, 2/13/07 (1)	49,912,167
25,000	BNP Paribas Finance, Inc., 5.25%, 2/14/07	24,952,604
12,200	CAFCO, LLC, 5.25%, 2/12/07 (1)	12,180,429
38,500	CAFCO, LLC, 5.25%, 2/22/07 (1)	38,382,094
16,000	CAFCO, LLC, 5.27%, 2/9/07 (1)	15,981,262
50,000	CIESCO, LLC, 5.25%, 3/22/07 (1)	49,642,708
17,500	CIT Group, Inc., 5.25%, 4/16/07 (1)	17,311,146
25,000	CIT Group, Inc., 5.26%, 3/7/07 (1)	24,875,806
13,726	Countrywide Financial Corp., 5.30%, 2/1/07	13,726,000
23,000	CRC Funding, LLC, 5.25%, 3/6/07 (1)	22,889,313
11,600	CRC Funding, LLC, 5.25%, 3/9/07 (1)	11,539,100
19,000	CRC Funding, LLC, 5.26%, 2/21/07 (1)	18,944,478
25,000	CRC Funding, LLC, 5.28%, 2/12/07 (1)	24,959,667
10,000	Fortis Funding, LLC, 5.255%, 2/9/07 (1)	9,988,322
50,000	Fortis Funding, LLC, 5.26%, 2/1/07 (1)	50,000,000
75,000	HSBC Finance Corp., 5.27%, 2/9/07	74,912,167
30,000	ING (U.S.) Funding, LLC, 5.245%, 2/22/07	29,908,212
10,647	ING (U.S.) Funding, LLC, 5.25%, 2/9/07	10,634,579
9,800	ING (U.S.) Funding, LLC, 5.26%, 2/8/07	9,789,977
35,050	ING (U.S.) Funding, LLC, 5.27%, 3/21/07	34,803,715
30,000	Kittyhawk Funding Corp., 5.27%, 2/28/07 (1)	29,881,425
27,000	Kittyhawk Funding Corp., 5.26%, 2/12/07 (1)	26,956,605
35,000	Old Line Funding Corp., LLC, 5.25%, 2/15/07 (1)	34,928,542
19,095	Old Line Funding Corp., LLC, 5.26%, 2/20/07 (1)	19,041,990
23,000	Old Line Funding Corp., LLC, 5.26%, 2/14/07 (1)	22,956,313
60,000	Prudential Funding, 5.25%, 2/15/07 (1)	59,877,500
19,000	Ranger Funding Co., LLC, 5.25%, 3/5/07 (1)	18,911,333
25,000	Ranger Funding Co., LLC, 5.26%, 2/6/07 (1)	24,981,736
8,875	Ranger Funding Co., LLC, 5.26%, 2/27/07 (1)	8,841,285
25,000	Ranger Funding Co., LLC, 5.28%, 2/14/07 (1)	24,952,333

1

$25,000	Sheffield Receivables Corp., 5.26%, 2/2/07 (1)	$24,996,347
32,185	Sheffield Receivables Corp., 5.26%, 2/27/07 (1)	32,062,733
1,000	Societe Generale N.A., 5.25%, 2/16/07	997,812
33,871	UBS Finance Delaware, LLC, 5.24%, 3/2/07	33,728,027
25,000	UBS Finance Delaware, LLC, 5.26%, 2/5/07	24,985,389
33,000	Yorktown Capital, LLC, 5.26%, 2/13/07 (1)	32,942,140
11,800	Yorktown Capital, LLC, 5.27%, 2/5/07 (1)	11,793,090
15,000	Yorktown Capital, LLC, 5.27%, 2/28/07 (1)	14,940,713
8,000	Yorktown Capital, LLC, 5.27%, 3/7/07 (1)	7,960,182
		$1,142,210,800
Electric Utilities — 0.7%
$12,450	General Electric Capital Corp., 5.25%, 2/9/07	$12,435,475
		$12,435,475
Entertainment — 1.0%
$5,828	Disney (Walt) Co., 5.29%, 2/9/07	$5,821,149
11,800	Disney (Walt) Co., 5.30%, 2/5/07	11,793,051
		$17,614,200
Household Products — 2.5%
$2,460	Fortune Brands, Inc., 5.35%, 2/7/07 (1)	$2,457,806
30,000	Procter & Gamble Co., 5.26%, 2/14/07 (1)	29,943,017
11,000	Procter & Gamble Co., 5.27%, 2/14/07 (1)	10,979,066
		$43,379,889
Insurance — 3.2%
$30,000	Metropolitan-Life Funding, Inc., 5.25%, 2/15/07	$29,938,750
25,000	New York Life Capital Corp., 5.26%, 2/5/07 (1)	24,985,389
		$54,924,139
Machinery — 4.6%
$64,000	Eaton Corp., 5.25%, 3/22/07 (1)	$63,542,667
14,000	Ingersoll-Rand Co. Ltd., 5.32%, 2/12/07 (1)	13,977,242
		$77,519,909
Telecommunications — 4.3%
$3,824	AT&T Inc., 5.25%, 3/5/07 (1)	$3,806,155
23,850	AT&T Inc., 5.26%, 3/20/07 (1)	23,686,217
37,150	AT&T Inc., 5.26%, 3/29/07 (1)	36,846,030
9,000	Motorola, Inc., 5.28%, 2/12/07	8,985,480
		$73,323,882
Total Commercial Paper (amortized cost $1,466,883,351)		$1,466,883,351

2

Corporate Bonds & Notes — 6.2%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 5.0%
$70,000	American General Finance Corp., ECN, 5.29%, 2/26/07 (1)	$69,742,847
16,000	Diageo Capital PLC, 3.50%, 11/19/07	15,874,371
		$85,617,218
Chemicals — 0.1%
$1,700	Praxair Inc., 6.625%, 10/15/07	$1,747,954
		$1,747,954
Insurance — 0.2%
$2,550	Ace Ltd., 6.00%, 4/1/07	$2,603,250
		$2,603,250
Telecommunications — 0.9%
$16,000	Vodafone Group PLC, 3.95%, 1/30/08	$15,779,424
		$15,779,424
Total Corporate Bonds & Notes (amortized cost $105,747,846)		$105,747,846

Variable Rate Demand Obligations — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 0.5%
$8,000	Miami, FL (MBIA), (Liq: Wachovia Bank), 5.28%, 12/1/25	$8,000,000
		$8,000,000
Total Variable Rate Demand Obligations (amortized cost $8,000,000)		$8,000,000

U.S. Government Agency Obligations — 1.1%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	FHLB, 5.30%, 11/1/07	$2,000,000
16,000	FHLMC, 5.35%, 11/21/07	16,000,000
Total U.S. Government Agency Obligations (amortized cost, $18,000,000)		$18,000,000

3

Time Deposits — 6.1%

Principal
Amount
(000’s omitted)	Description	Value
$25,696	Investors Bank and Trust Company Time Deposit, 5.28%, 2/1/07	$25,696,000
35,000	Societe Generale Time Deposit, 5.29%, 2/1/07	35,000,000
44,000	Societe Generale Time Deposit, 5.42%, 1/16/08	44,000,000
Total Time Deposits (at amortized cost, $104,696,000)		$104,696,000
Total Investments — 100.0%
(amortized cost $1,703,327,197) (2)		$1,703,327,197
Other Assets, Less Liabilities — (0.0)%		$(18,445)
Net Assets — 100.0%		$1,703,308,752

ECN	—	Extendible Commercial Note
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
Liq	—	Liquidity Provider
MBIA	—	Municipal Bond Insurance Association

Securities issued by Freddie Mac or Federal Home Loan Bank are not issued or insured by the U.S. Government.

(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)	Cost for federal taxes is the same.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of January 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2007, the Fund owned approximately 0.7% of Tax-Managed Growth Portfolio’s outstanding interests, approximately 10.8% of Tax-Managed Value Portfolio’s outstanding interests, approximately 50.4% of Tax-Managed International Equity Portfolio’s outstanding interests, approximately 58.7% of Tax-Managed Multi-Cap Opportunity Portfolio’s outstanding interests, approximately 67.2% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests, approximately 27.4% of Tax-Managed Small-Cap Growth Portfolio’s outstanding interests and approximately 44.8% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2007 is set forth below.

Investment	Value	% of Fund’s Net Assets
Tax-Managed Growth Portfolio (identified cost, $123,830,633)	$141,867,562	21.7%
Tax-Managed Value Portfolio (identified cost, $95,122,675)	$141,676,370	21.7%
Tax-Managed International Equity Portfolio (identified cost, $92,735,601)	$138,599,473	21.2%
Tax-Managed Multi-Cap Opportunity Portfolio (identified cost, $71,242,443)	$94,991,449	14.5%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $50,964,567)	$67,465,277	10.3%
Tax-Managed Small-Cap Growth Portfolio (identified cost, $38,416,496)	$44,705,770	6.8%
Tax-Managed Small-Cap Value Portfolio (identified cost, $17,770,492)	$25,195,760	3.8%
Total Investments — 100.0% (identified cost, $490,082,907)	$654,501,661	100.0%
Other Assets, Less Liabilities — (0.0%)	$(203,352)	(0.0)%
Net Assets — 100%	$654,298,309	100.0%

A copy of each Portfolios’ Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Diversified Income Fund as of January 31, 2007 (Unaudited)

Eaton Vance Diversified Income Fund, a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2007, the Fund owned approximately 6.2% of Boston Income Portfolio’s outstanding interests, approximately 1.5% of Floating Rate Portfolio’s outstanding interests, and approximately 16.6% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2007 is set forth below.

Investment	Value	% of Net Assets
Boston Income Portfolio (identified cost, $115,741,931)	$117,002,643	33.4%
Floating Rate Portfolio (identified cost, $116,503,481)	$117,122,939	33.5%
Government Obligations Portfolio (identified cost, $116,754,659)	$117,049,503	33.5%
Total Investments—100.4% (identified cost, $349,000,071)	$351,175,085	100.4%
Other Assets, Less Liabilities—(0.4%)	$(1,556,808)	(0.4)%
Net Assets—100%	$349,618,277	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Dividend Income Fund as of January 31, 2007 (Unaudited)

Eaton Vance Dividend Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $94,174,441 and the Fund owned approximately 78.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Dividend Income Portfolio                                                                                                              as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 1.7%
Honeywell International, Inc.	8,040	$367,348
United Technologies Corp.	25,428	1,729,613
		$2,096,961
Auto Components — 1.3%
Johnson Controls, Inc.	17,000	$1,571,820
		$1,571,820
Automobiles — 1.3%
Harley-Davidson, Inc.	22,100	$1,508,767
		$1,508,767
Beverages — 1.7%
Diageo PLC ADR	26,300	$2,070,599
		$2,070,599
Capital Markets — 7.2%
Credit Suisse Group ADR	33,800	$2,402,504
Goldman Sachs Group, Inc. (The)	10,300	2,185,248
Mellon Financial Corp.	35,200	1,504,448
Merrill Lynch & Co., Inc.	22,500	2,105,100
UBS AG (1)	7,760	488,958
		$8,686,258
Chemicals — 1.5%
E.I. du Pont de Nemours and Co.	35,700	$1,769,292
		$1,769,292
Commercial Banks — 11.0%
Allied Irish Banks PLC ADR	20,997	$1,219,296
Banco Santander Central Hispano SA ADR	53,000	1,000,110
Bank of Nova Scotia (1)	17,895	772,706
Barclays PLC ADR	44,950	2,651,600
BNP Paribas (1)	3,800	424,316
HBOS PLC (1)	54,291	1,183,745
KBC Groep NV (1)	13,090	1,650,700
National Bank of Canada (1)	20,500	1,116,524
Societe Generale (1)	2,455	434,496
UniCredito Italiano SPA (1)	67,649	626,539
Wachovia Corp.	39,450	2,228,925
		$13,308,957
Commercial Services & Supplies — 0.9%
Biffa PLC (1)	72,500	$464,051
R.R. Donnelley & Sons Co.	17,000	630,700
		$1,094,751
Communications Equipment — 0.9%
Nokia Oyj ADR	48,000	$1,060,800
		$1,060,800

1

Computer Peripherals — 1.9%
International Business Machines Corp.	23,081	$2,288,481
		$2,288,481
Construction Materials — 1.2%
Lafarge SA (1)	3,080	$471,775
Martin Marietta Materials, Inc.	8,600	992,612
		$1,464,387
Consumer Finance — 1.1%
Student Loan Corp. (The)	6,485	$1,300,242
		$1,300,242
Diversified Financial Services — 3.2%
Bank of America Corp.	29,290	$1,540,068
Citigroup, Inc.	41,633	2,295,227
		$3,835,295
Diversified Telecommunication Services — 8.6%
AT&T, Inc.	78,567	$2,956,476
Embarq Corp.	26,800	1,487,668
Telefonica SA (1)	19,000	415,515
Telefonos de Mexico SA de CV ADR	17,130	525,891
Telenor ASA (1)	38,500	782,746
Telenor ASA ADR	6,500	398,775
Verizon Communications, Inc.	58,960	2,271,139
Windstream Corp.	101,500	1,510,320
		$10,348,530
Electric Utilities — 6.0%
CPFL Energia SA ADR	11,800	$463,740
E. ON AG ADR	12,020	545,588
Endesa SA (1)	10,500	526,940
Enel SPA (1)	77,000	814,363
Fortum Oyj (1)	31,892	877,268
Iberdrola SA (1)	10,800	462,360
Scottish and Southern Energy PLC (1)	39,900	1,172,322
Southern Co.	65,000	2,374,450
		$7,237,031
Energy Equipment & Services — 3.1%
Diamond Offshore Drilling, Inc.	30,500	$2,575,420
Halliburton Co.	39,000	1,152,060
		$3,727,480
Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.	25,300	$1,206,557
		$1,206,557
Food Products — 2.1%
Cadbury Schweppes PLC ADR	27,381	$1,241,455
Nestle SA (1)	1,300	476,081
Nestle SA ADR	9,175	838,695
		$2,556,231

2

Health Care Providers & Services — 1.8%
Health Management Associates, Inc.	113,500	$2,207,575
		$2,207,575
Hotels, Restaurants & Leisure — 3.2%
McDonald’s Corp.	39,400	$1,747,390
Starwood Hotels and Resorts Worldwide, Inc.	34,400	2,152,752
		$3,900,142
Household Products — 0.4%
Kimberly-Clark Corp.	1,670	$115,898
Kimberly-Clark de Mexico SA de CV (1)	78,500	337,015
		$452,913
Independent Power Producers & Energy Traders — 0.9%
TXU Corp.	19,770	$1,069,162
		$1,069,162
Industrial Conglomerates — 2.0%
General Electric Co.	68,150	$2,456,807
		$2,456,807
Insurance — 7.1%
Chubb Corp. (The)	32,000	$1,665,280
Fidelity National Financial, Inc.	79,525	1,887,923
Hartford Financial Services Group, Inc. (The)	30,000	2,847,300
Legal & General Group PLC (1)	300,000	913,502
St. Paul Travelers Cos., Inc. (The)	24,495	1,245,571
		$8,559,576
Metals & Mining — 2.4%
Anglo American PLC ADR	23,150	$540,553
BHP Billiton, Ltd. ADR	11,400	467,286
Companhia Vale do Rio Doce ADR	29,700	1,007,721
Freeport-McMoRan Copper & Gold, Inc., Class B	14,631	841,429
		$2,856,989
Multiline Retail — 1.6%
Debenhams PLC (1)	372,600	$1,215,105
J.C. Penney Company, Inc.	8,900	723,036
		$1,938,141
Multi-Utilities — 2.0%
CMS Energy Corp. (2)	32,000	$534,080
Energy East Corp.	27,000	648,540
National Grid PLC (1)	40,200	605,714
RWE AG (1)	5,595	584,114
		$2,372,448
Oil, Gas & Consumable Fuels — 10.6%
Chesapeake Energy Corp.	11,000	$325,710
Chevron Corp.	33,300	2,426,904
ConocoPhillips	37,103	2,464,010

3

Exxon Mobil Corp.	36,489	$2,703,835
Kinder Morgan, Inc.	4,758	504,348
Occidental Petroleum Corp.	27,460	1,273,046
Statoil ASA ADR	20,870	560,568
Total SA ADR	12,140	826,127
Williams Cos., Inc. (The)	60,265	1,626,552
		$12,711,100
Pharmaceuticals — 5.6%
Eli Lilly & Co.	10,000	$541,200
GlaxoSmithKline PLC ADR	19,354	1,047,632
Johnson & Johnson	14,885	994,318
Pfizer, Inc.	87,164	2,287,183
Wyeth	37,981	1,876,641
		$6,746,974
Real Estate Investment Trusts (REITs) — 1.2%
Equity Residential	12,450	$700,686
Simon Property Group, Inc.	6,990	799,586
		$1,500,272
Specialty Retail — 2.0%
Home Depot, Inc. (The)	59,250	$2,413,845
		$2,413,845
Thrifts & Mortgage Finance — 0.3%
IndyMac Bancorp, Inc.	8,200	$318,898
		$318,898
Tobacco — 2.5%
Altria Group, Inc.	25,545	$2,232,378
Reynolds American, Inc.	11,800	761,100
		$2,993,478
Total Common Stocks (identified cost $110,796,262)		$119,630,759

Short-Term Investments — 3.2%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (3)	$3,839	$3,838,579
Total Short-Term Investments (at amortized cost, $3,838,579)		$3,838,579
Total Investments — 102.5% (identified cost $114,634,841)		$123,469,338
Other Assets, Less Liabilities — (2.5)%		$(2,970,395)
Net Assets — 100.0%		$120,498,943

4

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	86.4%	$106,652,484
United Kingdom	4.5	5,554,439
Canada	1.5	1,889,230
Belgium	1.3	1,650,700
Italy	1.2	1,440,902
Spain	1.1	1,404,815
France	1.1	1,330,586
Switzerland	0.8	965,039
Finland	0.7	877,268
Norway	0.6	782,746
Germany	0.5	584,114
Mexico	0.3	337,015
Total	100%	$123,469,338

The Fund did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$114,634,841
Gross unrealized appreciation	$9,657,473
Gross unrealized depreciation	(822,976)
Net unrealized appreciation	$8,834,497

The net unrealized appreciation on foreign currency at January 31,2007 was $914.

5

Eaton Vance Equity Research Fund                                                                                              as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)	274	$24,539
General Dynamics Corp.	471	36,809
Lockheed Martin Corp.	355	34,502
United Technologies Corp.	672	45,709
		$141,559
Air Freight & Logistics — 0.8%
FedEx Corp.	310	$34,224
Auto Components — 0.6%
Johnson Controls Inc.	300	$27,738
Beverages — 2.1%
Coca-Cola Co., (The)	685	$32,798
PepsiCo, Inc.	877	57,215
		$90,013
Biotechnology — 3.6%
Amgen, Inc. (1)	421	$29,626
Biogen Idec Inc. (1)	384	18,563
Biomarin Pharmaceutical Inc. (1)	1,404	26,592
Cephalon, Inc. (1)	410	29,688
Gilead Sciences, Inc. (1)	799	51,392
		$155,861
Business Services — 1.5%
Cognizant Technology Solutions Corp. (1)	138	$11,770
Infosys Technologies Ltd., ADS	70	4,060
Mastercard, Inc., Class A	163	18,183
MoneyGram International, Inc.	227	6,808
Paychex, Inc.	323	12,923
Western Union Co.	630	14,074
		$67,818
Capital Markets — 4.2%
Affiliated Managers Group, Inc. (1)	118	$13,145
AMVESCAP plc, ADS	662	16,134
Bank of New York, Co., Inc.	361	14,444
Credit Suisse Group, ADS	358	25,447
Deutsche Bank AG, GRS	97	13,775
Goldman Sachs Group, Inc.	166	35,219
Mellon Financial Corp.	795	33,978
UBS AG	480	30,245
		$182,387

1

Chemicals — 1.5%
Ecolab Inc.	154	$6,761
E. I. Dupont de Nemours & Co.	894	44,307
Monsanto Co.	241	13,277
		$64,345
Commercial Banks — 4.0%
Anglo Irish Bank Corp., plc	977	$19,786
BNP Paribas SA	70	7,816
Compass Bancshares, Inc.	208	12,667
KBC Group N.V.	167	21,059
National Bank of Canada	133	7,244
National Bank of Greece SA, ADS	1,054	11,004
PNC Financial Services Group, Inc.	432	31,869
Wachovia Corp.	765	43,222
Wells Fargo & Co.	576	20,690
		$175,357
Communications Equipment — 2.4%
Cisco Systems, Inc. (1)	1,815	$48,261
Corning, Inc. (1)	2,077	43,285
Juniper Networks, Inc. (1)	187	3,388
Tellabs Inc. (1)	811	8,167
		$103,101
Computers & Peripherals — 3.5%
Apple Computer, Inc. (1)	327	$28,034
Dell, Inc. (1)	621	15,059
EMC Corp. (1)	890	12,451
Hewlett-Packard Co.	724	31,335
International Business Machines Corp.	534	52,946
NCR Corp. (1)	57	2,701
Sun Microsystems, Inc. (1)	1,495	9,927
		$152,453
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	111	$12,812
Consumer Finance — 1.2%
American Express Co.	561	$32,661
Student Loan Corp.	95	19,047
		$51,708
Containers & Packaging — 0.2%
Temple-Inland Inc.	216	$10,787

2

Electrical Equipment — 1.9%
Emerson Electric Co.	1,281	$57,607
SolarWorld AG	300	23,495
		$81,102
Electronics - Semiconductors — 3.0%
Altera Corp. (1)	277	$5,554
Analog Devices, Inc.	387	12,674
Applied Materials, Inc.	336	5,957
ASML Holding N.V. (1)	283	7,222
Broadcom Corp., Class A (1)	112	3,575
Intel Corp.	1,502	31,482
KLA-Tencor Corp.	185	9,107
Marvell Technology Group, Ltd. (1)	303	5,542
Maxim Integrated Products, Inc.	167	5,144
MEMC Electronic Materials Inc. (1)	148	7,755
Microchip Technology, Inc.	277	9,628
NVIDIA Corp. (1)	70	2,145
Silicon Laboratories, Inc. (1)	151	4,849
Teradyne, Inc. (1)	62	924
Texas Instruments Inc.	567	17,685
		$129,243
Energy Equipment & Services — 2.4%
Halliburton Co.	1,145	$33,823
Schlumberger Ltd.	534	33,904
Transocean Inc. (1)	499	38,608
		$106,335
Financial Services - Diversified — 5.3%
Bank of America Corp.	801	$42,117
Citigroup, Inc.	1,615	89,035
JP Morgan Chase & Co.	1,158	58,977
Moody’s Corp.	548	39,215
		$229,344
Food Products — 1.3%
Nestle SA, ADR	599	$54,755
Health Care Equipment & Supplies — 1.9%
Baxter International Inc.	363	$18,027
Boston Scientific Corp. (1)	1,132	20,885
Medtronic, Inc.	458	24,480
Zimmer Holdings, Inc. (1)	232	19,539
		$82,931

3

Health Care Services — 0.9%
Quest Diagnostics Inc.	256	$13,435
UnitedHealth Group, Inc.	528	27,593
		$41,028
Hotels, Restaurants & Leisure — 0.5%
Marriott International, Inc., Class A	464	$22,337
Household Durables — 0.3%
D.R. Horton, Inc.	213	$6,190
Ryland Group, Inc. (The)	96	5,393
		$11,583
Household Products — 2.4%
Colgate-Palmolive Co.	386	$26,364
Kimberly-Clark Corp.	45	3,123
Procter & Gamble Co.	1,131	73,368
		$102,855
Industrial Conglomerates — 1.6%
General Electric Co.	1,929	$69,540
Insurance — 6.5%
ACE Ltd.	208	$12,018
AEGON N.V. ADR	515	10,176
Allstate Corp.	405	24,365
American International Group, Inc.	882	60,373
AON Corp.	312	11,188
Assurant, Inc.	48	2,668
Chubb Corp.	220	11,449
First American Corp.	181	7,671
Genworth Financial Inc., Class A	225	7,852
Hartford Financial Services Group, Inc. (The)	290	27,524
Legal & General Group, plc	4,042	12,308
Lincoln National Corp.	138	9,265
Markel Corp. (1)	13	6,306
MetLife, Inc.	164	10,188
Prudential Financial, Inc.	254	22,639
St. Paul Travelers Companies, Inc. (The)	400	20,340
Willis Group Holdings Ltd.	82	3,350
W.R. Berkley Corp.	475	15,718
Zurich Financial Services	38	10,231
		$285,629
Internet Software & Services — 1.5%
Google Inc., Class A (1)	133	$66,673
Leisure Equipment & Products — 0.1%
Mattel, Inc.	180	$4,385

4

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific Inc. (1)	427	$20,432
Machinery — 1.7%
Danaher Corp.	680	$50,361
Deere & Co.	255	25,571
		$75,932
Media — 2.7%
CBS Corp., Class B	103	$3,210
Comcast Corp., Class A (1)	464	20,564
McGraw-Hill Companies, Inc., (The)	378	25,356
Omnicom Group, Inc.	271	28,509
Time Warner Inc.	774	16,927
Viacom, Inc., Class B (1)	103	4,189
Walt Disney Co., (The)	571	20,082
		$118,837
Metals & Mining — 1.1%
Alcan Inc.	101	$5,151
Companhia Vale do Rio Doce, ADR	551	18,695
Goldcorp Inc.	416	11,527
Teck Cominco Ltd., Class B	196	14,406
		$49,779
Oil & Gas — 6.3%
Chevron Corp.	512	$37,315
ConocoPhillips	330	21,915
Exxon Mobil Corp.	1,917	142,050
Occidental Petroleum Corp.	448	20,769
Suncor Energy Inc.	320	23,792
Western Refining, Inc.	1,049	28,690
		$274,531
Pharmaceuticals — 5.0%
Abbott Laboratories	578	$30,634
Allergan, Inc.	202	23,575
Ipsen	400	18,160
Novartis AG, ADS	619	35,710
Novo Nordisk A/S, ADS	192	16,479
Roche Holdings Ltd, ADR	331	30,996
Shire plc, ADS	512	32,502
Wyeth	655	32,364
		$220,420
REITS — 0.9%
AvalonBay Communities, Inc.	123	$18,248
Simon Property Group, Inc.	165	18,874
		$37,122

5

Retail - Food & Staples — 2.6%
Kroger Co.	860	$22,016
Safeway Inc.	795	28,644
Walgreen Co.	416	18,845
Wal-Mart Stores, Inc.	890	42,444
		$111,949
Retail - Multiline — 1.7%
Debenhams plc	5,340	$17,414
Federated Department Stores, Inc.	539	22,363
J.C. Penney Co., Inc.	309	25,103
Target Corp.	148	9,081
		$73,961
Retail - Specialty — 2.4%
Bed Bath & Beyond Inc. (1)	197	$8,311
Best Buy Co., Inc.	491	24,746
GameStop Corp. (1)	128	6,839
Lowe’s Companies, Inc.	1,255	42,306
Staples, Inc.	958	24,640
		$106,842
Software Services — 3.1%
Activision, Inc. (1)	491	$8,362
Autodesk, Inc. (1)	442	19,324
Microsoft Corp.	2,828	87,272
Oracle Corp. (1)	1,216	20,867
		$135,825
Telecommunication Services - Diversified — 2.4%
AT&T Inc.	565	$21,261
Verizon Communications Inc.	1,484	57,164
Windstream Corp.	1,626	24,195
		$102,620
Telecommunication Services - Wireless — 0.8%
Alltel Corp.	566	$34,690
Textiles, Apparel & Luxury Goods — 0.2%
Phillips-Van Heusen Corp.	186	$10,258
Thrifts & Mortgage Finance — 0.6%
Fannie Mae	243	$13,737
Northern Rock, plc	475	10,958
		$24,695

6

Tobacco — 2.1%
Altria Group, Inc.	828	$72,359
Carolina Group	118	8,088
Reynolds American Inc.	149	9,611
		$90,058
Utilities - Electric — 1.5%
Edison International	542	$24,379
Mirant Corp. (1)	1,220	41,700
		$66,079
Utilities - Multi-Utilities — 1.4%
CMS Energy Corp. (1)	2,181	$36,401
Public Service Enterprise Group, Inc.	353	23,662
		$60,063
Total Common Stocks (identified cost $3,647,115)		$4,171,996

Short-Term Investments — 5.2%

Security	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (2)	228	$227,532
Total Short-Term Investments (at amortized cost $227,532)		$227,532
Total Investments — 100.9% (identified cost $3,874,647)		$4,399,528
Other Assets, Less Liabilities — (0.9)%		$(37,670)
Net Assets — 100.0%		$4,361,858

(1)		Non-income producing security.
(2)

Affiliated investment that invests in high quality U.S. dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

ADR	—	American Depository Receipt
ADS	—	American Depository Share
GRS	—	Global Registered Share

7

The Fund did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,881,409
Gross unrealized appreciation	$542,760
Gross unrealized depreciation	(24,641)
Net unrealized appreciation	$518,119

The net unrealized depreciation on foreign currency at January 31, 2007 on a federal tax basis was $3.

8

Eaton Vance Floating-Rate Fund as of January 31, 2007 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $5,051,598,431 and the Fund owned approximately 66.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of January 31, 2007 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2007, the Fund owned approximately 21.6% of Floating Rate Portfolio’s outstanding interests and approximately 21.9% of High Income Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2007 is set forth below followed by the Schedule of Investments of Floating Rate Portfolio.

Investment	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $1,614,511,408)	$1,631,471,204	87.6%
High Income Portfolio (identified cost, $239,476,485)	$244,299,260	13.1%
Total Investments — 100.6% (identified cost, $1,853,987,893)	$1,875,770,464	100.7%
Other Assets, Less Liabilities	$(14,172,714)	(0.7)%
Net Assets — 100%	$1,861,597,750	100.0%

A copy of the Form N-Q (containing a Schedule of Investments) for High Income Portfolio at January 31, 2007 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Floating Rate Portfolio                                                                                                                     as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 95.0% (1)

Principal Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
		Alliant Techsystems, Inc.
$3,638,250		Term Loan, 6.88%, Maturing March 31, 2009	$3,645,072
		Avio Holding Spa
EUR	1,406,250	Term Loan, 6.22%, Maturing December 13, 2014	1,854,435
1,086,773		Term Loan, 7.75%, Maturing December 13, 2014	1,100,867
EUR	1,406,250	Term Loan, 6.60%, Maturing December 13, 2015	1,863,571
1,086,773		Term Loan, 8.12%, Maturing December 13, 2015	1,106,301
		BE Aerospace, Inc.
3,791,667		Term Loan, 7.15%, Maturing August 24, 2012	3,818,523
		CACI International, Inc.
11,160,469		Term Loan, 6.92%, Maturing May 3, 2011	11,181,395
		Dresser Rand Group, Inc.
EUR	787,623	Term Loan, 5.88%, Maturing October 29, 2011	1,028,594
580,148		Term Loan, 7.32%, Maturing October 29, 2011	584,572
		DRS Technologies, Inc.
3,210,675		Term Loan, 6.87%, Maturing January 31, 2013	3,222,214
		Evergreen International Aviation
8,527,734		Term Loan, 8.86%, Maturing October 31, 2011	8,506,415
		Forgings International Holding
GBP	718,004	Term Loan, 7.77%, Maturing August 11, 2014	1,422,988
2,725,397		Term Loan, 7.85%, Maturing August 11, 2014	2,761,734
GBP	723,219	Term Loan, 8.02%, Maturing August 11, 2015	1,439,694
2,739,392		Term Loan, 8.10%, Maturing August 11, 2015	2,787,332
		Hexcel Corp.
11,339,264		Term Loan, 7.13%, Maturing March 1, 2012	11,367,612
		IAP Worldwide Services, Inc.
7,821,000		Term Loan, 9.69%, Maturing December 30, 2012	7,834,444
		Jet Aviation Holding, AG
4,415,888		Term Loan, 7.62%, Maturing May 15, 2013	4,404,848
		K&F Industries, Inc.
8,523,963		Term Loan, 7.32%, Maturing November 18, 2012	8,565,253
		Spirit Aerosystems, Inc.
7,077,433		Term Loan, 7.11%, Maturing December 31, 2011	7,112,813
		Standard Aero Holdings, Inc.
7,370,093		Term Loan, 7.61%, Maturing August 24, 2012	7,402,337
		Transdigm, Inc.
15,650,000		Term Loan, 7.37%, Maturing June 23, 2013	15,757,594
		Vought Aircraft Industries, Inc.
10,000,000		Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	9,575,000
4,000,000		Term Loan, 7.33%, Maturing December 17, 2011	4,027,500
9,023,369		Term Loan, 7.88%, Maturing December 17, 2011	9,100,447

		Wyle Laboratories, Inc.
$4,036,656		Term Loan, 8.12%, Maturing January 28, 2011	$4,058,103
			$135,529,658
Air Transport — 0.9%
		Airport Development and Investment
GBP	11,000,000	Term Loan, 10.12%, Maturing April 7, 2011	$21,622,715
		Delta Air Lines, Inc.
	9,900,000	Term Loan, 8.12%, Maturing March 16, 2008	9,981,814
	8,800,000	Term Loan, 10.12%, Maturing March 16, 2008	8,901,754
		Northwest Airlines, Inc.
	18,000,000	DIP Loan, 7.85%, Maturing August 21, 2008	18,140,634
		United Airlines, Inc.
	10,012,188	Term Loan, 9.12%, Maturing February 1, 2012	10,055,100
	1,430,313	Term Loan, 11.00%, Maturing February 1, 2012	1,436,443
			$70,138,460
Automotive — 3.9%
		AA Acquisitions Co., Ltd.
GBP	3,000,000	Term Loan, 7.83%, Maturing June 25, 2012	$5,954,634
GBP	3,000,000	Term Loan, 8.33%, Maturing June 25, 2013	5,978,352
		Accuride Corp.
	11,380,292	Term Loan, 7.38%, Maturing January 31, 2012	11,426,530
		Affina Group, Inc.
	5,135,471	Term Loan, 8.36%, Maturing November 30, 2011	5,171,578
		CSA Acquisition Corp.
	3,406,058	Term Loan, 7.88%, Maturing December 23, 2011	3,426,283
	5,282,814	Term Loan, 7.88%, Maturing December 23, 2011	5,314,184
	3,712,500	Term Loan, 7.88%, Maturing December 23, 2012	3,733,847
		Dana Corp.
	13,700,000	Term Loan, 7.82%, Maturing March 30, 2008	13,725,783
		Dayco Products, LLC
	14,698,631	Term Loan, 7.87%, Maturing June 21, 2011	14,739,979
		Dura Operating Corp.
	270,270	DIP Loan, 8.63%, Maturing December 31, 2007	270,439
	2,229,730	DIP Loan, 8.63%, Maturing December 31, 2007	2,230,428
		Exide Technologies, Inc.
	3,675,903	Term Loan, 11.75%, Maturing May 5, 2010	3,864,293
	4,995,615	Term Loan, 11.75%, Maturing May 5, 2010	5,251,640
		Federal-Mogul Corp.
	4,982,950	Revolving Loan, 6.83%, Maturing July 1, 2007 (2)	4,961,668
	9,650,000	DIP Loan, 7.32%, Maturing July 1, 2007	9,678,950
	4,108,827	Term Loan, 7.57%, Maturing July 1, 2007	4,087,001
	6,000,000	Term Loan, 7.82%, Maturing July 1, 2007	5,973,750
	12,795,732	Revolving Loan, 8.60%, Maturing July 1, 2007 (2)	12,843,716
	5,137,364	Term Loan, 9.07%, Maturing July 1, 2007	5,166,261

		Ford Motor Co.
$14,200,000		Term Loan, 8.36%, Maturing December 15, 2013	$14,402,151
		General Motors Corp.
11,650,000		Term Loan, 7.75%, Maturing November 29, 2013	11,794,903
		Goodyear Tire & Rubber Co.
13,000,000		Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	12,955,319
8,890,000		Term Loan, 5.22%, Maturing April 30, 2010	8,968,579
19,720,000		Term Loan, 8.14%, Maturing April 30, 2010	19,970,602
1,000,000		Term Loan, 8.89%, Maturing March 1, 2011	1,014,792
		HLI Operating Co., Inc.
6,730,976		Term Loan, 8.88%, Maturing June 3, 2009	6,799,969
		Insurance Auto Auctions, Inc.
5,814,232		Term Loan, 7.87%, Maturing May 19, 2012	5,837,856
		Keystone Automotive Operations, Inc.
7,250,000		Term Loan, 8.82%, Maturing January 12, 2012	7,286,250
		R.J. Tower Corp.
12,000,000		DIP Revolving Loan, 7.31%, Maturing August 2, 2007 (2)	11,880,000
1,000,000		DIP Revolving Loan, 9.88%, Maturing August 2, 2007	990,833
		Speedy 1, Ltd.
EUR	1,978,627	Term Loan, 6.05%, Maturing August 31, 2013	2,602,683
EUR	1,978,627	Term Loan, 6.55%, Maturing August 31, 2014	2,615,829
		Tenneco Automotive, Inc.
9,770,713		Term Loan, 7.36%, Maturing December 12, 2009	9,847,658
3,595,775		Term Loan, 7.31%, Maturing December 12, 2010	3,624,092
		Teutates Vermogensverwaltung
EUR	2,000,000	Term Loan, 5.62%, Maturing March 11, 2014	2,619,000
2,619,256		Term Loan, 7.37%, Maturing March 11, 2014	2,633,007
EUR	2,000,000	Term Loan, 5.87%, Maturing March 11, 2015	2,631,184
2,619,256		Term Loan, 7.62%, Maturing March 11, 2015	2,645,449
		The Goodyear Dunlop Tires
EUR	990,000	Term Loan, 6.14%, Maturing April 30, 2010	1,293,088
		Trimas Corp.
1,893,750		Term Loan, 8.13%, Maturing August 2, 2011	1,919,789
8,185,734		Term Loan, 8.11%, Maturing August 2, 2013	8,298,288
		TRW Automotive, Inc.
9,838,305		Term Loan, 6.88%, Maturing October 31, 2010	9,851,626
8,874,734		Term Loan, 6.94%, Maturing June 30, 2012	8,882,358
		United Components, Inc.
10,839,394		Term Loan, 7.63%, Maturing June 30, 2010	10,893,591
			$296,058,212
Beverage and Tobacco — 1.2%
		Alliance One International, Inc.
$4,033,083		Term Loan, 8.82%, Maturing May 13, 2010	$4,083,497
		Constellation Brands, Inc.
16,229,167		Term Loan, 6.88%, Maturing June 5, 2013	16,348,630

		Culligan International Co.
$6,088,121		Term Loan, 7.07%, Maturing September 30, 2011	$6,105,246
		Liberator Midco, Ltd.
EUR	2,375,000	Term Loan, 6.07%, Maturing October 27, 2013	3,132,872
EUR	2,375,000	Term Loan, 6.45%, Maturing October 27, 2014	3,145,989
		National Dairy Holdings, L.P.
8,421,146		Term Loan, 7.32%, Maturing March 15, 2012	8,436,935
		National Distribution Co.
4,734,400		Term Loan, 11.82%, Maturing June 22, 2010	4,746,236
		Reynolds American, Inc.
19,474,631		Term Loan, 7.14%, Maturing May 31, 2012	19,645,034
		Southern Wine & Spirits of America, Inc.
21,657,054		Term Loan, 6.86%, Maturing May 31, 2012	21,741,647
		Sunny Delight Beverages Co.
1,696,003		Term Loan, 11.37%, Maturing August 20, 2010	1,658,903
			$89,044,989
Brokers, Dealers and Investment Houses — 0.3%
		Ameritrade Holding Corp.
$19,197,282		Term Loan, 6.82%, Maturing December 31, 2012	$19,265,778
			$19,265,778
Building and Development — 6.9%
		401 North Wabash Venture, LLC
$9,498,461		Term Loan, 9.07%, Maturing May 7, 2008 (2)	$9,308,491
		AP-Newkirk Holdings, LLC
10,678,708		Term Loan, 7.82%, Maturing December 21, 2007	10,697,064
		Beacon Sales Acquisition, Inc.
5,561,063		Term Loan, 7.36%, Maturing September 30, 2013	5,588,868
		Biomed Realty, L.P.
21,175,000		Term Loan, 7.58%, Maturing May 31, 2010	21,122,062
		Capital Automotive REIT
10,788,753		Term Loan, 7.08%, Maturing December 16, 2010	10,883,899
		Contech Construction Products
5,943,333		Term Loan, 7.33%, Maturing January 13, 2013	5,986,054
		Crescent Real Estate Equities
15,000,000		Term Loan, 7.33%, Maturing June 30, 2007	15,018,750
		Empire Hawkeye Partners, L.P.
12,000,000		Term Loan, 5.73%, Maturing December 1, 2009 (2)	12,000,000
		Epco / Fantome, LLC
10,320,000		Term Loan, 7.99%, Maturing November 23, 2010	10,371,600
		Formica Corp.
EUR	2,498,532	Term Loan, 6.72%, Maturing March 15, 2013	3,257,879
5,458,750		Term Loan, 9.29%, Maturing March 15, 2013	5,458,750
		FT-FIN Acquisition, LLC
7,781,695		Term Loan, 6.83%, Maturing November 17, 2007 (2)	7,801,149

		Gables GP, Inc.
$568,158		Term Loan, 7.07%, Maturing March 31, 2007	$569,507
		General Growth Properties, Inc.
25,500,000		Term Loan, 6.57%, Maturing February 24, 2011	25,441,375
		Hearthstone Housing Partners II, LLC
26,470,588		Revolving Loan, 5.93%, Maturing December 1, 2007 (2)	26,404,412
		Hovstone Holdings, LLC
7,242,000		Term Loan, 7.36%, Maturing February 28, 2009	7,133,370
		Landsource Communities, LLC
18,000,000		Term Loan, 7.88%, Maturing March 31, 2010	17,988,750
		Lanoga Corp.
9,751,061		Term Loan, 7.11%, Maturing June 29, 2013	9,751,061
		LNR Property Corp.
22,175,000		Term Loan, 8.12%, Maturing July 3, 2011	22,329,427
		Materis
EUR	1,695,089	Term Loan, 6.15%, Maturing April 27, 2014	2,234,472
EUR	1,804,911	Term Loan, 6.53%, Maturing April 27, 2015	2,388,503
		Mattamy Funding Partnership
3,631,750		Term Loan, 7.63%, Maturing April 11, 2013	3,654,448
		Mueller Group, Inc.
13,289,868		Term Loan, 7.36%, Maturing October 3, 2012	13,392,306
		NCI Building Systems, Inc.
9,417,430		Term Loan, 6.84%, Maturing June 18, 2010	9,432,149
		Newkirk Master, L.P.
9,365,957		Term Loan, 7.08%, Maturing August 11, 2008	9,382,057
8,413,459		Term Loan, 7.08%, Maturing August 11, 2008	8,427,922
		Nortek, Inc.
21,055,338		Term Loan, 7.35%, Maturing August 27, 2011	21,115,872
		November 2005 Land Investors
1,163,644		Term Loan, 8.11%, Maturing May 9, 2011	1,165,099
		Panolam Industries Holdings, Inc.
4,381,297		Term Loan, 8.11%, Maturing September 30, 2012	4,394,988
		Ply Gem Industries, Inc.
2,144,625		Term Loan, 8.37%, Maturing August 15, 2011	2,170,764
761,434		Term Loan, 8.37%, Maturing August 15, 2011	770,714
11,421,504		Term Loan, 8.37%, Maturing August 15, 2011	11,560,709
		Ristretto Investissements SAS
EUR	1,232,601	Term Loan, 6.06%, Maturing September 30, 2013	1,622,732
GBP	523,980	Term Loan, 7.89%, Maturing September 30, 2013	1,037,605
EUR	1,232,601	Term Loan, 6.44%, Maturing September 30, 2014	1,630,740
GBP	523,980	Term Loan, 8.27%, Maturing September 30, 2014	1,041,878
		Rubicon GSA II, LLC
19,075,000		Term Loan, 8.10%, Maturing July 31, 2008	19,075,000
		Shea Capital I, LLC
1,620,938		Term Loan, 7.37%, Maturing October 27, 2011	1,617,898

		South Edge, LLC
$4,261,607		Term Loan, 7.13%, Maturing October 31, 2007	$4,252,287
	8,794,643	Term Loan, 7.38%, Maturing October 31, 2009	8,775,409
		Standard Pacific Corp.
	5,200,000	Term Loan, 6.87%, Maturing May 5, 2013	5,170,750
		Stile Acquisition Corp.
	18,608,886	Term Loan, 7.38%, Maturing April 6, 2013	18,550,007
		Stile U.S. Acquisition Corp.
	18,637,240	Term Loan, 7.38%, Maturing April 6, 2013	18,578,272
		TE / Tousa Senior, LLC
	1,695,652	Revolving Loan, 9.75%, Maturing August 1, 2008 (3)	1,670,217
	4,239,406	Term Loan, 11.75%, Maturing August 1, 2008 (3)	4,223,131
		The Woodlands Commercial Property, Inc.
	7,860,000	Term Loan, 7.32%, Maturing August 29, 2009	7,869,825
	1,965,000	Term Loan, 7.32%, Maturing August 29, 2009	1,967,456
		Tousa/Kolter, LLC
	10,096,000	Term Loan, 6.87%, Maturing January 7, 2008 (2)	10,108,620
		TRU 2005 RE Holding Co.
	29,325,000	Term Loan, 8.33%, Maturing December 9, 2008	29,622,825
		Trustreet Properties, Inc.
	10,050,000	Term Loan, 7.33%, Maturing April 8, 2010	10,075,125
		United Subcontractors, Inc.
	5,925,000	Term Loan, 12.62%, Maturing June 27, 2013	5,747,250
		WCI Communities, Inc.
	28,625,000	Term Loan, 7.32%, Maturing December 23, 2010	28,274,344
		Wintergames Acquisition ULC
	25,450,000	Term Loan, 7.32%, Maturing October 26, 2007	25,465,906
			$523,579,748
Business Equipment and Services — 5.6%
		Acco Brands Corp.
$5,689,748		Term Loan, 7.09%, Maturing August 17, 2012	$5,727,977
		Activant Solutions, Inc.
	5,524,010	Term Loan, 7.38%, Maturing May 1, 2013	5,522,286
		Acxiom Corp.
	11,770,500	Term Loan, 7.08%, Maturing September 15, 2012	11,855,106
		Affiliated Computer Services
	6,039,000	Term Loan, 7.35%, Maturing March 20, 2013	6,087,227
	17,064,250	Term Loan, 7.36%, Maturing March 20, 2013	17,205,030
		Affinion Group, Inc.
	16,257,739	Term Loan, 7.87%, Maturing October 17, 2012	16,428,446
		Allied Security Holdings, LLC
	10,156,818	Term Loan, 8.37%, Maturing June 30, 2010	10,271,082
		Audatex North America, Inc.
EUR	2,000,000	Term Loan, 9.13%, Maturing January 13, 2013	2,661,437
EUR	1,990,000	Term Loan, 6.00%, Maturing April 13, 2013	2,605,838

		BSG Clearing Solutions GmbH
EUR	1,925,000	Term Loan, 6.16%, Maturing May 5, 2012	$2,513,948
		Buhrmann US, Inc.
EUR	987,342	Term Loan, 5.43%, Maturing December 23, 2010	1,300,643
10,750,833		Term Loan, 7.12%, Maturing December 31, 2010	10,791,148
		DynCorp International, LLC
7,992,638		Term Loan, 7.66%, Maturing February 11, 2011	8,059,240
		Education Management, LLC
11,940,000		Term Loan, 7.88%, Maturing June 1, 2013	12,062,385
		Gate Gourmet Borrower, LLC
2,714,694		Term Loan, 8.10%, Maturing March 9, 2012	2,748,628
444,444		Term Loan, 8.11%, Maturing March 9, 2012	437,778
EUR	6,345,557	Term Loan, 6.44%, Maturing March 9, 2013	8,362,551
		Info USA, Inc.
4,405,500		Term Loan, 7.12%, Maturing February 14, 2012	4,411,007
		Iron Mountain, Inc.
16,490,000		Term Loan, 7.09%, Maturing April 2, 2011	16,538,101
11,899,725		Term Loan, 7.13%, Maturing April 2, 2011	11,946,824
		Language Line, Inc.
11,016,879		Term Loan, 8.60%, Maturing June 11, 2011	11,135,652
		Mitchell International, Inc.
6,576,543		Term Loan, 7.37%, Maturing August 15, 2011	6,611,485
		N.E.W. Holdings I, LLC
6,320,732		Term Loan, 8.11%, Maturing August 8, 2014	6,356,286
		Nielsen Finance, LLC
55,810,125		Term Loan, 7.63%, Maturing August 9, 2013	56,317,495
		Protection One, Inc.
8,391,273		Term Loan, 7.85%, Maturing March 31, 2012	8,438,474
		Quantum Corp.
2,916,667		Term Loan, 9.44%, Maturing August 22, 2012	2,920,312
		Quintiles Transnational Corp.
13,373,938		Term Loan, 7.36%, Maturing March 31, 2013	13,399,014
		Serena Software, Inc.
4,125,000		Term Loan, 7.61%, Maturing March 10, 2013	4,142,531
		SunGard Data Systems, Inc.
78,030,151		Term Loan, 7.88%, Maturing February 11, 2013	78,847,049
		TDS Investor Corp.
EUR	1,995,000	Term Loan, 6.47%, Maturing August 23, 2013	2,604,901
22,394,551		Term Loan, 7.86%, Maturing August 23, 2013	22,560,965
2,199,322		Term Loan, 7.86%, Maturing August 23, 2013	2,215,665
		Transaction Network Services, Inc.
5,448,918		Term Loan, 7.35%, Maturing May 4, 2012	5,462,540
		US Investigations Services, Inc.
6,531,652		Term Loan, 7.87%, Maturing October 14, 2012	6,572,474
3,857,377		Term Loan, 7.87%, Maturing October 14, 2013	3,878,272

		West Corp.
$19,725,000		Term Loan, 8.09%, Maturing October 24, 2013	$19,888,343
		Williams Scotsman, Inc.
6,750,000		Term Loan, 6.82%, Maturing June 27, 2010	6,750,000
		Worldspan, L.P.
11,200,000		Term Loan, 8.58%, Maturing December 7, 2013	11,270,000
			$426,908,140
Cable and Satellite Television — 5.5%
		Atlantic Broadband Finance, LLC
$9,873,735		Term Loan, 8.10%, Maturing February 10, 2011	$10,025,958
		Bragg Communications, Inc.
7,550,465		Term Loan, 7.12%, Maturing August 31, 2011	7,576,438
		Bresnan Broadband Holdings, LLC
13,650,000		Term Loan, 7.11%, Maturing March 29, 2014	13,686,964
		Cablecom Luxembourg SCA
CHF	12,375,000	Term Loan, 4.77%, Maturing September 28, 2012	9,941,633
		Casema
EUR	1,974,399	Term Loan, 6.17%, Maturing November 14, 2014	2,602,482
EUR	1,025,602	Term Loan, 6.17%, Maturing November 14, 2014	1,351,860
EUR	3,000,000	Term Loan, 6.67%, Maturing November 14, 2015	3,972,002
		Charter Communications Operating, LLC
76,463,117		Term Loan, 7.99%, Maturing April 28, 2013	77,230,119
		CSC Holdings, Inc.
5,000,000		Term Loan, 6.61%, Maturing March 29, 2012	5,001,445
22,805,175		Term Loan, 7.11%, Maturing March 29, 2013	22,891,173
		Insight Midwest Holdings, LLC
42,950,000		Term Loan, 7.61%, Maturing April 6, 2014	43,339,256
		Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 5.84%, Maturing March 31, 2012	20,367,973
		Kablecom
EUR	1,000,000	Term Loan, 6.11%, Maturing November 14, 2014 (2)	1,313,311
EUR	1,000,000	Term Loan, 6.61%, Maturing November 14, 2015 (2)	1,320,981
		MCC Iowa, LLC
2,000,750		Term Loan, 7.37%, Maturing March 31, 2010	1,984,702
		Mediacom Broadband Group
8,000,000		Term Loan, 7.12%, Maturing January 31, 2015	7,995,000
14,464,877		Term Loan, 7.17%, Maturing January 31, 2015	14,466,006
		Mediacom Illinois, LLC
2,000,000		Term Loan, 6.74%, Maturing September 30, 2012	1,973,928
18,614,375		Term Loan, 7.17%, Maturing January 31, 2015	18,654,266
		NTL Investment Holdings, Ltd.
9,000,000		Term Loan, 7.36%, Maturing March 30, 2012	9,060,669
GBP	4,095,825	Term Loan, 7.45%, Maturing March 30, 2012	8,039,488
GBP	3,504,175	Term Loan, 7.45%, Maturing March 30, 2012	6,878,168
GBP	3,500,000	Term Loan, 7.64%, Maturing March 30, 2013	7,013,609

		Persona Communications Corp.
$2,854,178		Term Loan, 0.00%, Maturing October 12, 2013 (2)	$2,879,152
4,595,822		Term Loan, 8.12%, Maturing October 12, 2013	4,636,036
2,000,000		Term Loan, 11.36%, Maturing April 12, 2014	2,018,750
		PKS Media (Netherlands) B.V.
EUR	1,930,000	Term Loan, 5.84%, Maturing October 5, 2013	2,510,968
EUR	4,000,000	Term Loan, 6.34%, Maturing October 5, 2013	5,214,854
EUR	4,000,000	Term Loan, 6.84%, Maturing October 5, 2014	5,235,432
		San Juan Cable, LLC
990,003		Term Loan, 7.37%, Maturing October 31, 2012	994,798
		UGS Corp.
24,886,750		Term Loan, 7.10%, Maturing March 31, 2012	24,948,966
		UPC Broadband Holding B.V.
EUR	5,609,167	Term Loan, 6.10%, Maturing March 31, 2013	7,342,601
6,545,000		Term Loan, 7.37%, Maturing March 31, 2013	6,578,838
EUR	6,350,000	Term Loan, 6.10%, Maturing December 31, 2013	8,313,922
6,545,000		Term Loan, 7.37%, Maturing December 31, 2013	6,578,838
		Ypso Holding SA
EUR	14,884,112	Term Loan, 6.12%, Maturing July 28, 2014	19,407,171
EUR	5,744,037	Term Loan, 6.12%, Maturing July 28, 2014	7,489,564
EUR	9,371,851	Term Loan, 6.12%, Maturing July 28, 2014	12,219,816
			$413,057,137
Chemicals and Plastics — 6.6%
		Basell Af S.A.R.L.
EUR	961,538	Term Loan, 5.91%, Maturing August 1, 2013	$1,265,504
EUR	538,462	Term Loan, 5.94%, Maturing August 1, 2013	708,682
833,333		Term Loan, 7.60%, Maturing August 1, 2013	843,099
166,667		Term Loan, 7.60%, Maturing August 1, 2013	168,620
EUR	961,538	Term Loan, 6.66%, Maturing August 1, 2014	1,270,410
EUR	538,462	Term Loan, 6.68%, Maturing August 1, 2014	711,429
833,333		Term Loan, 8.35%, Maturing August 1, 2014	843,359
166,667		Term Loan, 8.35%, Maturing August 1, 2014	168,672
		Brenntag Holding GmbH and Co. KG
EUR	845,455	Term Loan, 6.14%, Maturing December 23, 2013	1,111,947
EUR	654,545	Term Loan, 6.14%, Maturing December 23, 2013	862,320
EUR	5,294,118	Term Loan, 6.63%, Maturing December 23, 2013	6,985,502
1,963,636		Term Loan, 7.89%, Maturing December 23, 2013	1,983,887
8,036,364		Term Loan, 7.89%, Maturing December 23, 2013	8,130,542
EUR	1,242,193	Term Loan, 6.88%, Maturing December 23, 2014	1,645,153
EUR	963,689	Term Loan, 6.88%, Maturing December 23, 2014	1,286,256
GBP	2,000,000	Term Loan, 8.18%, Maturing December 23, 2014	3,964,103
EUR	770,053	Term Loan, 9.58%, Maturing June 23, 2015	1,027,538
EUR	229,947	Term Loan, 9.58%, Maturing June 23, 2015	306,834
		Celanese Holdings, LLC
7,250,000		Term Loan, 5.32%, Maturing June 4, 2011	7,334,586
25,407,880		Term Loan, 7.11%, Maturing June 4, 2011	25,584,541

		Columbian Chemical Acquisition
$4,700,000		Term Loan, 7.11%, Maturing March 16, 2013	$4,708,812
		Ferro Corp.
16,266,667		Term Loan, 8.07%, Maturing June 6, 2012 (2)	16,246,333
		Gentek, Inc.
4,133,973		Term Loan, 7.35%, Maturing February 25, 2011	4,146,247
		Georgia Gulf Corp.
9,847,195		Term Loan, 7.32%, Maturing October 3, 2013	9,924,565
		Hercules, Inc.
9,566,004		Term Loan, 6.82%, Maturing October 8, 2010	9,589,919
		Hexion Specialty Chemicals, Inc.
9,900,000		Term Loan, 5.23%, Maturing May 5, 2013	9,953,212
21,069,278		Term Loan, 7.88%, Maturing May 5, 2013	21,182,525
4,576,847		Term Loan, 7.88%, Maturing May 5, 2013	4,601,447
		Huntsman, LLC
EUR	2,826,000	Term Loan, 5.61%, Maturing August 16, 2012	3,684,871
29,304,474		Term Loan, 7.07%, Maturing August 16, 2012	29,498,616
		Ineos Group
EUR	2,523,863	Term Loan, 6.03%, Maturing December 14, 2011	3,325,305
EUR	446,137	Term Loan, 6.03%, Maturing December 14, 2011	587,807
EUR	2,523,863	Term Loan, 6.53%, Maturing December 14, 2011	3,338,437
EUR	446,137	Term Loan, 6.53%, Maturing December 14, 2011	590,128
EUR	2,000,000	Term Loan, 7.28%, Maturing December 14, 2012	2,650,379
6,345,000		Term Loan, 7.61%, Maturing December 14, 2012	6,383,070
6,459,750		Term Loan, 7.61%, Maturing December 14, 2013	6,543,191
6,459,750		Term Loan, 8.11%, Maturing December 14, 2014	6,543,191
		Innophos, Inc.
9,440,174		Term Loan, 7.57%, Maturing August 10, 2010	9,491,312
		Invista B.V.
3,762,000		Term Loan, 6.88%, Maturing April 30, 2010	3,747,892
10,345,634		Term Loan, 6.88%, Maturing April 29, 2011	10,377,964
6,361,361		Term Loan, 6.88%, Maturing April 29, 2011	6,381,240
		ISP Chemo, Inc.
20,250,731		Term Loan, 7.38%, Maturing February 16, 2013	20,426,346
		Kraton Polymers, LLC
13,730,736		Term Loan, 7.38%, Maturing May 12, 2013	13,850,880
		Lucite International Group Holdings
1,712,977		Term Loan, 0.00%, Maturing July 7, 2013	1,731,714
4,862,588		Term Loan, 8.07%, Maturing July 7, 2013	4,915,775
		Lyondell Chemical Co.
31,620,750		Term Loan, 7.12%, Maturing August 16, 2013	31,884,246
		Momentive Performance Material
EUR	5,000,000	Term Loan, 7.42%, Maturing December 4, 2013	5,043,125
5,725,000		Term Loan, 7.63%, Maturing December 4, 2013	5,774,378
		Mosaic Co.
14,905,980		Term Loan, 7.11%, Maturing December 21, 2012	15,048,824

		Nalco Co.
$28,068,242		Term Loan, 7.11%, Maturing November 4, 2010	$28,281,448
		PQ Corp.
12,444,033		Term Loan, 7.37%, Maturing February 10, 2012	12,508,842
		Professional Paint, Inc.
5,596,875		Term Loan, 7.63%, Maturing May 31, 2012	5,607,369
		Propex Fabrics, Inc.
6,048,560		Term Loan, 8.32%, Maturing July 31, 2012	6,063,681
		Rockwood Specialties Group, Inc.
EUR	2,774,087	Term Loan, 6.03%, Maturing July 30, 2011	3,603,097
27,386,298		Term Loan, 7.36%, Maturing December 10, 2012	27,591,695
		Sigmakalon (BC) Holdco B.V.
EUR	190,335	Term Loan, 6.22%, Maturing September 9, 2013	249,517
EUR	3,114,528	Term Loan, 6.22%, Maturing September 9, 2013	4,082,955
EUR	5,695,137	Term Loan, 6.22%, Maturing September 9, 2013	7,465,974
EUR	1,915,904	Term Loan, 6.97%, Maturing September 9, 2014	2,521,790
EUR	469,112	Term Loan, 6.97%, Maturing September 9, 2014	617,463
EUR	5,825,801	Term Loan, 6.97%, Maturing September 9, 2014	7,668,153
		Solo Cup Co.
19,469,589		Term Loan, 8.82%, Maturing February 27, 2011	19,802,694
3,175,000		Term Loan, 11.57%, Maturing March 31, 2012	3,252,391
		Solutia, Inc.
5,550,000		DIP Loan, 8.36%, Maturing March 31, 2007	5,595,094
		TPG Spring UK, Ltd.
EUR	7,743,946	Term Loan, 6.47%, Maturing June 27, 2013	10,023,565
EUR	7,743,946	Term Loan, 6.97%, Maturing June 27, 2013	10,042,433
		Wellman, Inc.
6,250,000		Term Loan, 9.37%, Maturing February 10, 2009	6,218,750
			$499,571,646
Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
$14,817,143		Term Loan, 7.61%, Maturing September 5, 2013	$15,014,403
5,000,000		Term Loan, 9.11%, Maturing March 5, 2014	5,155,470
		St. John Knits International, Inc.
3,754,872		Term Loan, 9.38%, Maturing March 23, 2012	3,773,647
		The William Carter Co.
4,381,904		Term Loan, 6.86%, Maturing July 14, 2012	4,389,437
		Warnaco, Inc.
3,877,368		Term Loan, 6.86%, Maturing January 31, 2013	3,874,945
			$32,207,902

Conglomerates — 2.5%
		American Greetings Corp.
$13,500,000		Term Loan, 0.00%, Maturing April 4, 2013 (2)	$13,474,687
		Amsted Industries, Inc.
12,824,235		Term Loan, 7.36%, Maturing October 15, 2010	12,872,326
10,500,000		Term Loan, 0.00%, Maturing April 5, 2013 (2)	10,342,500
		Blount, Inc.
3,592,719		Term Loan, 7.09%, Maturing August 9, 2010	3,602,825
		Bushnell Performance Optics
740,849		Term Loan, 8.36%, Maturing August 19, 2011	746,097
		Dundee Holdco 4 Limited
EUR	1,457,800	Term Loan, 6.37%, Maturing February 17, 2014	1,900,258
EUR	2,186,700	Term Loan, 9.37%, Maturing August 17, 2015	2,877,026
		Dundee Holding, Inc.
2,761,950		Term Loan, 8.07%, Maturing February 17, 2014	2,768,855
		Euramax International, Inc.
4,617,639		Term Loan, 8.13%, Maturing June 28, 2012	4,629,183
GBP	937,321	Term Loan, 8.27%, Maturing June 29, 2012	1,828,598
		Goodman Global Holdings, Inc.
9,459,752		Term Loan, 7.13%, Maturing December 23, 2011	9,475,521
		ISS Holdings A/S
EUR	6,510,926	Term Loan, 6.32%, Maturing December 31, 2013	8,596,127
GBP	5,068,562	Term Loan, 7.94%, Maturing December 31, 2013	10,047,699
		Jarden Corp.
7,995,336		Term Loan, 7.11%, Maturing January 24, 2012	8,012,830
19,640,795		Term Loan, 7.36%, Maturing January 24, 2012	19,711,384
		Johnson Diversey, Inc.
2,500,000		Term Loan, 7.87%, Maturing December 16, 2010	2,522,657
13,001,056		Term Loan, 7.87%, Maturing December 16, 2011	13,141,220
		Platinum 100, Ltd.
GBP	3,000,000	Term Loan, 7.81%, Maturing January 15, 2013	5,921,074
GBP	3,000,000	Term Loan, 8.31%, Maturing January 15, 2014	5,942,420
		Polymer Group, Inc.
3,000,000		Revolving Loan, 9.50%, Maturing November 22, 2010 (2)	2,940,000
19,562,450		Term Loan, 7.61%, Maturing November 22, 2012	19,599,129
		Rexnord Corp.
10,542,623		Term Loan, 7.88%, Maturing July 19, 2013	10,584,351
		RGIS Holdings, LLC
8,217,616		Term Loan, 7.86%, Maturing February 15, 2013	8,227,888
		Terex Corp.
5,671,500		Term Loan, 7.11%, Maturing July 13, 2013	5,692,768
		Walter Industries, Inc.
1,851,872		Term Loan, 7.11%, Maturing October 3, 2012	1,862,752
			$187,320,175

Containers and Glass Products — 3.6%
		Berry Plastics Corp.
$20,748,000		Term Loan, 7.11%, Maturing September 20, 2013	$20,866,845
		Bluegrass Container Co.
3,099,274		Term Loan, 7.60%, Maturing June 30, 2013	3,136,853
10,358,101		Term Loan, 7.60%, Maturing June 30, 2013	10,483,693
		Consolidated Container Holding
5,484,375		Term Loan, 8.63%, Maturing December 15, 2008	5,511,797
		Crown Americas, Inc.
EUR	4,455,000	Term Loan, 5.34%, Maturing November 15, 2012	5,789,050
9,850,500		Term Loan, 7.12%, Maturing November 15, 2012	9,883,745
1,435,500		Term Loan, 7.12%, Maturing November 15, 2012	1,440,345
		Graham Packaging Holdings Co.
32,100,098		Term Loan, 7.63%, Maturing October 7, 2011	32,406,782
2,704,304		Term Loan, 7.69%, Maturing October 7, 2011	2,730,141
1,071,429		Term Loan, 9.63%, Maturing April 7, 2012	1,084,554
		Graphic Packaging International, Inc.
10,500,000		Revolving Loan, 8.36%, Maturing August 8, 2007 (2)	10,303,125
38,430,252		Term Loan, 7.86%, Maturing August 8, 2010	38,916,625
		IPG (US), Inc.
11,307,537		Term Loan, 8.07%, Maturing July 28, 2011	11,342,873
		JSG Acquisitions
EUR	17,250,000	Term Loan, 6.24%, Maturing December 31, 2014	22,614,069
EUR	17,250,000	Term Loan, 6.75%, Maturing December 31, 2014	22,706,085
		OI European Group B.V.
EUR	12,316,500	Term Loan, 5.11%, Maturing June 14, 2013	15,927,149
		Owens-Brockway Glass Container
10,288,188		Term Loan, 6.82%, Maturing June 14, 2013	10,312,622
		Picnal Acquisition, Inc.
GBP	1,644,566	Term Loan, 8.08%, Maturing June 30, 2011	3,213,843
GBP	192,278	Term Loan, 8.08%, Maturing June 30, 2011	378,248
GBP	1,917,147	Term Loan, 8.58%, Maturing June 30, 2012	3,760,598
GBP	255,469	Term Loan, 8.58%, Maturing June 30, 2012	505,056
		Pregis Corp.
2,666,250		Term Loan, 7.61%, Maturing October 12, 2011	2,687,913
		Smurfit-Stone Container Corp.
3,225,483		Term Loan, 4.73%, Maturing November 1, 2011	3,258,654
4,588,594		Term Loan, 7.63%, Maturing November 1, 2011	4,634,218
14,035,589		Term Loan, 7.63%, Maturing November 1, 2011	14,179,931
10,515,608		Term Loan, 7.63%, Maturing November 1, 2011	10,620,165
			$268,694,979

Cosmetics/Toiletries — 0.2%
American Safety Razor Co.
$3,482,500	Term Loan, 7.86%, Maturing July 31, 2013	$3,508,619
Prestige Brands, Inc.
13,621,661	Term Loan, 7.71%, Maturing April 7, 2011	13,738,017
$17,246,636
Drugs — 0.5%
Stiefel Laboratories, Inc.
$4,366,372	Term Loan, 0.00%, Maturing December 28, 2013 (2)	$4,415,494
5,708,628	Term Loan, 7.61%, Maturing December 28, 2013	5,772,850
Warner Chilcott Corp.
5,914,941	Term Loan, 7.36%, Maturing January 18, 2012	5,949,798
1,012,423	Term Loan, 7.36%, Maturing January 18, 2012	1,017,485
21,544,065	Term Loan, 7.37%, Maturing January 18, 2012	21,671,024
$38,826,651
Ecological Services and Equipment — 1.6%
Allied Waste Industries, Inc.
$9,113,375	Term Loan, 5.33%, Maturing January 15, 2012	$9,170,807
23,771,920	Term Loan, 7.16%, Maturing January 15, 2012	23,896,723
AVR Acquisitions B.V.
EUR	3,500,000	Term Loan, 6.22%, Maturing March 31, 2014	4,612,235
EUR	3,500,000	Term Loan, 5.97%, Maturing March 31, 2015	4,594,370
Casella Waste Systems, Inc.
3,000,000	Term Loan, 7.37%, Maturing April 28, 2010	3,007,500
Duratek, Inc.
4,550,964	Term Loan, 7.63%, Maturing June 7, 2013	4,592,209
Energysolutions, LLC
479,560	Term Loan, 7.57%, Maturing June 7, 2013	483,906
10,050,045	Term Loan, 7.63%, Maturing June 7, 2013	10,141,128
Environmental Systems, Inc.
4,971,132	Term Loan, 8.85%, Maturing December 12, 2008	4,995,988
1,000,000	Term Loan, 15.36%, Maturing December 12, 2010	1,005,000
IESI Corp.
9,267,647	Term Loan, 7.11%, Maturing January 20, 2012	9,302,401
PHS Group PIC
GBP	1,500,000	Term Loan, 7.44%, Maturing July 5, 2010	2,950,780
GBP	1,500,000	Term Loan, 7.94%, Maturing July 5, 2011	2,966,929
Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 7.85%, Maturing December 17, 2009 (2)	2,835,000
9,164,596	Term Loan, 7.39%, Maturing December 17, 2010	9,141,685
1,217,330	Term Loan, 7.41%, Maturing December 17, 2010	1,214,287
Sulo GmbH
EUR	7,250,000	Term Loan, 6.12%, Maturing January 19, 2014	9,490,888
EUR	7,250,000	Term Loan, 6.62%, Maturing January 19, 2015	9,532,887

		Synagro Technologies, Inc.
$1,172,857		Term Loan, 7.63%, Maturing June 21, 2012	$1,175,056
7,037,143		Term Loan, 7.63%, Maturing June 21, 2012	7,050,337
			$122,160,116
Electronics/Electrical — 3.3%
		Advanced Micro Devices, Inc.
$19,392,055		Term Loan, 7.62%, Maturing December 31, 2013	$19,582,679
		AMI Semiconductor, Inc.
6,833,041		Term Loan, 6.82%, Maturing April 1, 2012	6,828,770
		Aspect Software, Inc.
11,072,250		Term Loan, 8.38%, Maturing July 11, 2011	11,132,228
		Communications & Power, Inc.
3,760,641		Term Loan, 7.57%, Maturing July 23, 2010	3,777,094
		Enersys Capital, Inc.
10,278,350		Term Loan, 7.37%, Maturing March 17, 2011	10,342,590
		Fairchild Semiconductor Corp.
16,492,125		Term Loan, 6.86%, Maturing June 26, 2013	16,512,740
		FCI International S.A.S.
EUR	750,000	Term Loan, 6.36%, Maturing November 1, 2013	988,945
735,755		Term Loan, 7.87%, Maturing November 1, 2013	743,113
764,245		Term Loan, 7.87%, Maturing November 1, 2013	769,021
764,245		Term Loan, 8.62%, Maturing November 1, 2013	772,842
735,755		Term Loan, 8.62%, Maturing November 1, 2013	746,792
EUR	750,000	Term Loan, 7.11%, Maturing October 31, 2014	984,768
		Freescale Semiconductor, Inc.
34,600,000		Term Loan, 7.37%, Maturing December 1, 2013	34,859,500
		Ganymed 347 VV GmbH
EUR	494,190	Term Loan, 5.75%, Maturing April 30, 2013	648,129
EUR	1,005,810	Term Loan, 6.46%, Maturing April 30, 2013	1,319,116
EUR	494,190	Term Loan, 6.25%, Maturing April 30, 2014	651,708
EUR	1,005,810	Term Loan, 6.96%, Maturing April 30, 2014	1,325,202
		Infor Enterprise Solutions Holdings
21,205,425		Term Loan, 9.12%, Maturing July 28, 2012	21,422,781
11,063,700		Term Loan, 9.12%, Maturing July 28, 2012	11,154,976
		Intergraph Corp.
4,000,000		Term Loan, 7.87%, Maturing May 29, 2014	4,040,000
		Invensys International Holding
EUR	1,001,757	Term Loan, 5.69%, Maturing December 15, 2010	1,309,463
2,166,667		Term Loan, 7.62%, Maturing December 15, 2010	2,184,271
2,333,333		Term Loan, 7.36%, Maturing January 15, 2011	2,352,292
		Network Solutions, LLC
6,831,000		Term Loan, 10.36%, Maturing January 9, 2012	6,916,387
		Rayovac Corp.
29,461,073		Term Loan, 8.60%, Maturing February 7, 2012	29,605,757
		Sensata Technologies Finance Co.
5,920,250		Term Loan, 7.11%, Maturing April 27, 2013	5,910,262

		Spectrum Brands, Inc.
EUR	9,303,777	Term Loan, 7.01%, Maturing February 7, 2012	$12,080,351
		SS&C Technologies, Inc.
297,678		Term Loan, 7.86%, Maturing November 23, 2012	299,973
5,109,677		Term Loan, 7.86%, Maturing November 23, 2012	5,149,063
		Telcordia Technologies, Inc.
19,059,753		Term Loan, 8.12%, Maturing September 15, 2012	18,890,007
		TNT Logistics Holdings
EUR	657,712	Term Loan, 6.13%, Maturing January 4, 2014	863,478
EUR	1,116,869	Term Loan, 6.13%, Maturing January 4, 2014	1,466,283
EUR	1,372,639	Term Loan, 6.13%, Maturing January 4, 2014	1,802,071
EUR	516,609	Term Loan, 6.13%, Maturing January 4, 2014	678,231
EUR	1,135,787	Term Loan, 6.23%, Maturing January 4, 2014	1,491,120
		Vertafore, Inc.
1,088,696		Term Loan, 7.87%, Maturing January 31, 2012	1,095,161
8,448,283		Term Loan, 7.87%, Maturing January 31, 2012	8,498,448
			$249,195,612
Equipment Leasing — 1.3%
		AWAS Capital, Inc.
$17,559,303		Term Loan, 7.13%, Maturing March 22, 2013	$17,427,608
		Maxim Crane Works, L.P.
7,608,888		Term Loan, 7.32%, Maturing January 28, 2010	7,627,910
		Rental Service Corp.
4,100,000		Term Loan, 8.86%, Maturing November 30, 2013	4,178,798
		The Hertz Corp.
29,500,000		Revolving Loan, 0.00%, Maturing December 21, 2010 (2)	29,407,812
2,875,000		Term Loan, 5.37%, Maturing December 21, 2012	2,898,584
22,785,174		Term Loan, 7.35%, Maturing December 21, 2012	22,972,081
		United Rentals, Inc.
5,212,716		Term Loan, 5.32%, Maturing February 14, 2011	5,270,275
11,406,817		Term Loan, 7.32%, Maturing February 14, 2011	11,532,771
			$101,315,839
Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
$6,385,500		Term Loan, 7.63%, Maturing December 16, 2012	$6,415,435
		Central Garden & Pet Co.
10,942,175		Term Loan, 6.82%, Maturing February 28, 2014	10,962,692
		United Agri Products, Inc.
2,985,000		Term Loan, 7.36%, Maturing June 8, 2012	2,999,925
			$20,378,052
Financial Intermediaries — 1.3%
		AIMCO Properties, L.P.
$29,718,750		Term Loan, 6.91%, Maturing March 23, 2011	$29,848,770

		Citgo III, Ltd.
$1,725,000		Term Loan, 8.11%, Maturing August 3, 2013	$1,740,094
1,725,000		Term Loan, 8.61%, Maturing August 3, 2014	1,746,562
		Coinstar, Inc.
8,403,855		Term Loan, 7.36%, Maturing July 7, 2011	8,456,379
		E.A. Viner International Co.
1,492,500		Term Loan, 8.12%, Maturing July 31, 2013	1,507,425
		Grosvenor Capital Management
4,375,000		Term Loan, 7.63%, Maturing December 5, 2013	4,399,609
		IPayment, Inc.
7,096,375		Term Loan, 7.35%, Maturing May 10, 2013	7,083,069
		LPL Holdings, Inc.
25,730,563		Term Loan, 8.11%, Maturing June 30, 2013	26,048,181
		Oxford Acquisition III, Ltd.
10,025,000		Term loan, 7.75%, Maturing September 20, 2013	10,120,548
		The Macerich Partnership, L.P.
11,280,000		Term Loan, 6.88%, Maturing April 25, 2010	11,301,150
			$102,251,787
Food Products — 2.4%
		Acosta, Inc.
$17,910,000		Term Loan, 8.07%, Maturing July 28, 2013	$18,104,019
		American Seafoods Group, LLC
3,991,434		Term Loan, 7.11%, Maturing September 30, 2012	4,016,380
		BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 7.75%, Maturing December 20, 2013	4,372,588
GBP	2,200,000	Term Loan, 8.25%, Maturing December 20, 2014	4,391,260
GBP	2,500,000	Term Loan, 10.19%, Maturing June 30, 2015	5,047,954
		Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 6.06%, Maturing December 31, 2013	1,979,179
EUR	1,500,000	Term Loan, 6.83%, Maturing December 31, 2014	1,986,753
EUR	3,000,000	Term Loan, 8.31%, Maturing January 24, 2016	3,981,342
		Bumble Bee Seafood, LLC
3,000,000		Term Loan, 7.12%, Maturing May 2, 2012	3,000,000
		Charden International B.V.
EUR	1,000,000	Term Loan, 6.07%, Maturing March 14, 2014	1,302,861
EUR	1,000,000	Term Loan, 6.57%, Maturing March 14, 2015	1,308,059
EUR	1,500,000	Term Loan, 9.06%, Maturing March 14, 2016	1,964,607
		Chiquita Brands, LLC
9,611,367		Term Loan, 8.38%, Maturing June 28, 2012	9,769,551
		Del Monte Corp.
5,715,531		Term Loan, 6.84%, Maturing February 8, 2012	5,733,392
		Dole Food Company, Inc.
1,190,698		Term Loan, 5.23%, Maturing April 12, 2013	1,188,987
8,863,256		Term Loan, 7.46%, Maturing April 12, 2013	8,850,519
2,658,977		Term Loan, 7.55%, Maturing April 12, 2013	2,655,156

		Foodvest Limited
EUR	632,918	Term Loan, 6.23%, Maturing March 16, 2014	$834,717
GBP	437,500	Term Loan, 7.83%, Maturing March 16, 2014	867,067
EUR	580,555	Term Loan, 6.73%, Maturing March 16, 2015	768,960
GBP	437,500	Term Loan, 8.33%, Maturing March 16, 2015	870,546
GBP	500,000	Term Loan, 10.33%, Maturing September 16, 2015	998,886
		Michael Foods, Inc.
16,378,354		Term Loan, 7.35%, Maturing November 21, 2010	16,456,839
		Nash-Finch Co.
5,400,000		Term Loan, 7.88%, Maturing November 12, 2010	5,403,375
		Picard Surgeles S.A.
EUR	8,000,000	Term Loan, 6.08%, Maturing June 4, 2014	10,492,768
		Pinnacle Foods Holdings Corp.
1,000,000		Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	975,000
22,868,128		Term Loan, 7.36%, Maturing November 25, 2010	22,982,468
		QCE Finance, LLC
9,154,000		Term Loan, 7.63%, Maturing May 5, 2013	9,192,145
		Reddy Ice Group, Inc.
14,335,000		Term Loan, 7.11%, Maturing August 9, 2012	14,352,919
		Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 7.95%, Maturing January 5, 2015	4,995,089
		United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.39%, Maturing December 14, 2014	1,597,186
GBP	3,859,511	Term Loan, 8.23%, Maturing December 14, 2014	7,674,748
			$178,115,320
Food Service — 1.7%
		AFC Enterprises, Inc.
$3,388,181		Term Loan, 7.38%, Maturing May 23, 2009	$3,405,122
		Buffets, Inc.
1,475,833		Term Loan, 5.27%, Maturing May 1, 2013	1,484,135
11,174,167		Term Loan, 8.36%, Maturing November 1, 2013	11,237,021
		Burger King Corp.
6,935,164		Term Loan, 6.88%, Maturing June 30, 2012	6,951,295
		Carrols Corp.
7,241,297		Term Loan, 7.88%, Maturing December 31, 2010	7,277,504
		CBRL Group, Inc.
3,882,759		Term Loan, 0.00%, Maturing April 27, 2013 (2)	3,887,612
9,611,798		Term Loan, 6.87%, Maturing April 27, 2013	9,637,029
		CKE Restaurants, Inc.
3,096,562		Term Loan, 7.38%, Maturing May 1, 2010	3,108,174
		Denny’s, Inc.
1,063,333		Term Loan, 7.52%, Maturing March 31, 2012	1,077,954
6,509,205		Term Loan, 7.61%, Maturing March 31, 2012	6,598,706
		Domino’s, Inc.
6,592,593		Revolving Loan, 0.00%, Maturing June 25, 2009 (2)	6,460,741
34,498,921		Term Loan, 6.88%, Maturing June 25, 2010	34,542,045

		Elior Sca
EUR	701,754	Term Loan, 5.99%, Maturing June 23, 2014	$924,814
EUR	701,754	Term Loan, 6.49%, Maturing June 23, 2015	929,182
		Holding Bercy Investissement S
EUR	1,096,491	Term Loan, 6.24%, Maturing June 23, 2011	1,448,880
		Landry’s Restaurants, Inc.
2,109,057		Term Loan, 7.12%, Maturing December 28, 2010	2,112,132
		Maine Beverage Co., LLC
3,457,143		Term Loan, 7.11%, Maturing June 30, 2010	3,448,500
		NPC International, Inc.
3,368,535		Term Loan, 7.12%, Maturing May 3, 2013	3,369,589
		Nutro Products, Inc.
3,544,965		Term Loan, 7.36%, Maturing April 26, 2013	3,569,337
		Sagittarius Restaurants, LLC
4,843,412		Term Loan, 7.62%, Maturing March 29, 2013	4,866,118
		SSP Financing, Ltd.
EUR	840,369	Term Loan, 5.80%, Maturing June 15, 2014	1,105,083
EUR	184,777	Term Loan, 5.80%, Maturing June 15, 2014	242,810
3,954,516		Term Loan, 7.83%, Maturing June 15, 2014	3,984,175
EUR	840,369	Term Loan, 6.30%, Maturing June 15, 2015	1,110,153
EUR	184,777	Term Loan, 6.30%, Maturing June 15, 2015	243,861
3,954,516		Term Loan, 8.33%, Maturing June 15, 2015	4,000,653
			$127,022,625
Food/Drug Retailers — 1.0%
		Cumberland Farms, Inc.
$5,985,000		Term Loan, 7.37%, Maturing September 29, 2013	$6,014,925
		General Nutrition Centers, Inc.
9,000,000		Revolving Loan, 0.00%, Maturing December 5, 2009 (2)	8,752,500
2,819,517		Term Loan, 8.07%, Maturing December 5, 2009	2,834,497
		Giant Eagle, Inc.
12,018,500		Term Loan, 6.86%, Maturing November 7, 2012	12,067,331
		Supervalu, Inc.
14,391,250		Term Loan, 7.10%, Maturing June 1, 2012	14,472,920
		The Jean Coutu Group (PJC), Inc.
26,867,578		Term Loan, 7.88%, Maturing July 30, 2011	26,941,195
		The Pantry, Inc.
5,742,000		Term Loan, 7.07%, Maturing January 2, 2012	5,767,121
			$76,850,489
Forest Products — 1.8%
		Appleton Papers, Inc.
$12,297,612		Term Loan, 7.62%, Maturing June 11, 2010	$12,374,472
		Boise Cascade Holdings, LLC
18,677,451		Term Loan, 7.11%, Maturing October 29, 2011	18,790,692
		Buckeye Technologies, Inc.
7,084,927		Term Loan, 7.42%, Maturing April 15, 2010	7,092,310

		Georgia Pacific Corp.
	$6,111,111	Term Loan, 7.11%, Maturing December 20, 2012	$6,153,125
	65,473,700	Term Loan, 7.35%, Maturing December 20, 2012	66,128,437
		NewPage Corp.
	12,372,782	Term Loan, 7.63%, Maturing May 2, 2011	12,527,442
		Xerium Technologies, Inc.
EUR	1,970,000	Term Loan, 5.97%, Maturing May 18, 2012	2,571,515
	9,312,868	Term Loan, 7.86%, Maturing May 18, 2012	9,307,047
			$134,945,040
Healthcare — 6.8%
		Accellent, Inc.
	$3,217,500	Term Loan, 7.37%, Maturing November 22, 2012	$3,221,522
		Alliance Imaging, Inc.
	9,826,118	Term Loan, 7.88%, Maturing December 29, 2011	9,882,618
		American Medical Systems
	12,988,974	Term Loan, 7.81%, Maturing July 20, 2012	13,005,211
		AMN Healthcare, Inc.
	2,741,167	Term Loan, 7.11%, Maturing November 2, 2011	2,751,446
		AMR HoldCo, Inc.
	6,053,277	Term Loan, 7.38%, Maturing February 10, 2012	6,079,760
		Community Health Systems, Inc.
	47,855,834	Term Loan, 7.12%, Maturing August 19, 2011	47,997,918
	8,977,500	Term Loan, 7.11%, Maturing February 29, 2012	9,004,154
		Concentra Operating Corp.
	16,557,429	Term Loan, 7.38%, Maturing September 30, 2011	16,624,702
		Conmed Corp.
	6,217,394	Term Loan, 7.38%, Maturing April 13, 2013	6,221,279
		CRC Health Corp.
	3,890,250	Term Loan, 7.86%, Maturing February 6, 2013	3,935,233
	3,945,237	Term Loan, 7.86%, Maturing February 6, 2013	3,990,856
		Davita, Inc.
	44,434,064	Term Loan, 7.40%, Maturing October 5, 2012	44,822,862
		DJ Orthopedics, LLC
	2,477,750	Term Loan, 6.88%, Maturing April 7, 2013	2,479,299
		Emdeon Business Services, LLC
	13,807,947	Term Loan, 7.87%, Maturing November 16, 2013	13,891,375
		Encore Medical Finance, LLC
	8,179,500	Term Loan, 7.87%, Maturing November 3, 2013	8,206,337
		FGX International, Inc.
	4,000,000	Term Loan, 9.36%, Maturing December 12, 2012	3,990,000
		FHC Health Systems, Inc.
	2,000,000	Term Loan, 12.12%, Maturing June 27, 2008	2,060,000
	989,205	Term Loan, 12.12%, Maturing December 18, 2009	1,018,881
	692,443	Term Loan, 14.12%, Maturing December 18, 2009	713,217
	3,250,000	Term Loan, 15.12%, Maturing February 7, 2011	3,347,500

		Fresenius Medical Care Holdings
$25,001,031		Term Loan, 6.74%, Maturing March 31, 2013	$24,963,705
		Gambro Holding AB
EUR	2,000,000	Term Loan, 6.16%, Maturing June 5, 2014	2,635,448
1,500,000		Term Loan, 7.85%, Maturing June 5, 2014	1,515,000
EUR	2,000,000	Term Loan, 6.66%, Maturing June 5, 2015	2,648,443
1,500,000		Term Loan, 8.35%, Maturing June 5, 2015	1,522,500
		Graceway Pharmaceuticals, LLC
11,475,000		Term Loan, 7.84%, Maturing December 29, 2011	11,553,891
		Hanger Orthopedic Group, Inc.
5,447,659		Term Loan, 7.87%, Maturing May 30, 2013	5,481,751
		HCA, Inc.
54,400,000		Term Loan, 8.11%, Maturing November 18, 2013	54,957,165
		HealthSouth Corp.
17,412,500		Term Loan, 8.61%, Maturing March 10, 2013	17,598,605
		Iasis Healthcare, LLC
12,831,398		Term Loan, 7.57%, Maturing June 16, 2011	12,975,751
		Kinetic Concepts, Inc.
6,796,688		Term Loan, 7.12%, Maturing October 3, 2009	6,828,550
		Leiner Health Products, Inc.
8,141,250		Term Loan, 8.88%, Maturing May 27, 2011	8,198,914
		Lifecare Holdings, Inc.
9,134,375		Term Loan, 7.57%, Maturing August 11, 2012	8,858,444
		Lifepoint Hospitals, Inc.
30,559,918		Term Loan, 6.95%, Maturing April 15, 2012	30,538,923
		Magellan Health Services, Inc.
3,679,054		Term Loan, 5.20%, Maturing August 15, 2008	3,688,252
2,759,291		Term Loan, 7.11%, Maturing August 15, 2008	2,766,189
		Matria Healthcare, Inc.
3,171,638		Term Loan, 7.37%, Maturing January 19, 2012	3,187,496
		Moon Acquisition Co. AB
EUR	2,054,298	Term Loan, 6.22%, Maturing November 4, 2013	2,687,962
EUR	1,000,000	Term Loan, 6.22%, Maturing November 4, 2013	1,312,444
EUR	2,242,000	Term Loan, 6.72%, Maturing November 4, 2014	2,943,398
		Multiplan Merger Corp.
5,056,042		Term Loan, 7.82%, Maturing April 12, 2013	5,072,631
4,476,871		Term Loan, 7.82%, Maturing April 12, 2013	4,491,559
		National Mentor Holdings, Inc.
484,400		Term Loan, 5.32%, Maturing June 29, 2013	487,276
8,124,772		Term Loan, 7.87%, Maturing June 29, 2013	8,173,017
		Nyco Holdings
EUR	8,850,000	Term Loan, 6.10%, Maturing December 29, 2014	11,531,758
EUR	8,850,000	Term Loan, 6.60%, Maturing December 29, 2015	11,583,508
		P&F Capital S.A.R.L.
EUR	836,893	Term Loan, 6.30%, Maturing February 21, 2014	1,103,729
EUR	260,194	Term Loan, 6.30%, Maturing February 21, 2014	343,155
EUR	500,938	Term Loan, 6.30%, Maturing February 21, 2014	660,658

EUR	401,974	Term Loan, 6.30%, Maturing February 21, 2014	$530,140
EUR	378,378	Term Loan, 6.80%, Maturing February 21, 2015	500,865
EUR	140,541	Term Loan, 6.80%, Maturing February 21, 2015	186,035
EUR	291,892	Term Loan, 6.80%, Maturing February 21, 2015	386,381
EUR	1,189,189	Term Loan, 6.80%, Maturing February 21, 2015	1,574,146
		Radnet Management, Inc.
4,500,000		Term Loan, 8.85%, Maturing November 15, 2012	4,511,250
		Renal Advantage, Inc.
2,321,352		Term Loan, 7.86%, Maturing October 5, 2012	2,341,663
		Select Medical Holding Corp.
9,775,875		Term Loan, 7.11%, Maturing February 24, 2012	9,762,814
		Sunrise Medical Holdings, Inc.
5,745,846		Term Loan, 8.88%, Maturing May 13, 2010	5,731,481
		Vanguard Health Holding Co., LLC
14,910,908		Term Loan, 7.61%, Maturing September 23, 2011	15,060,017
		Ventiv Health, Inc.
3,432,738		Term Loan, 6.86%, Maturing October 5, 2011	3,433,813
		VWR International, Inc.
EUR	2,424,905	Term Loan, 5.87%, Maturing April 7, 2011	3,177,301
10,198,914		Term Loan, 7.61%, Maturing April 7, 2011	10,233,978
			$510,984,176
Home Furnishings — 1.1%
		Interline Brands, Inc.
$7,831,299		Term Loan, 7.07%, Maturing June 23, 2013	$7,845,983
5,418,641		Term Loan, 7.07%, Maturing June 23, 2013	5,428,801
		Knoll, Inc.
8,983,942		Term Loan, 7.11%, Maturing October 3, 2012	9,051,321
		National Bedding Co., LLC
6,577,343		Term Loan, 7.37%, Maturing August 31, 2011	6,613,519
1,500,000		Term Loan, 10.36%, Maturing August 31, 2012	1,520,625
		Oreck Corp.
4,267,074		Term Loan, 8.12%, Maturing February 2, 2012	4,181,733
		Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 6.56%, Maturing April 7, 2013	5,822,750
EUR	4,478,261	Term Loan, 7.06%, Maturing April 7, 2014	5,846,953
		Sealy Mattress Co.
5,000,000		Revolving Loan, 0.00%, Maturing April 6, 2012 (2)	4,925,000
9,959,821		Term Loan, 6.85%, Maturing August 25, 2012	9,966,046
		Simmons Co.
21,880,243		Term Loan, 7.41%, Maturing December 19, 2011	22,089,921
			$83,292,652
Industrial Equipment — 1.8%
		Aearo Technologies, Inc.
$6,252,750		Term Loan, 7.86%, Maturing March 22, 2013	$6,307,462
		Alliance Laundry Holdings, LLC
3,711,489		Term Loan, 7.60%, Maturing January 27, 2012	3,743,965

		Colfax Corp.
$2,008,348		Term Loan, 7.63%, Maturing May 30, 2009	$2,024,039
EUR	4,950,000	Term Loan, 5.97%, Maturing December 19, 2011	6,456,399
		Douglas Dynamics Holdings, Inc.
4,134,761		Term Loan, 7.11%, Maturing December 16, 2010	4,124,424
		Flowserve Corp.
13,690,341		Term Loan, 6.88%, Maturing August 10, 2012	13,703,183
		Generac Acquisition Corp.
10,395,000		Term Loan, 7.86%, Maturing November 7, 2013	10,433,981
		Gleason Corp.
5,170,606		Term Loan, 7.88%, Maturing June 30, 2013	5,212,617
		GSCP Athena (Finnish) Holdings
EUR	6,108,696	Term Loan, 6.16%, Maturing August 31, 2013	7,982,619
EUR	5,891,304	Term Loan, 6.66%, Maturing August 31, 2014	7,734,184
		Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010 (2)	4,212,032
GBP	2,781,352	Term Loan, 7.68%, Maturing December 27, 2010	5,434,010
		John Maneely Co.
16,966,926		Term Loan, 8.62%, Maturing December 8, 2013	17,013,585
		MTD Products, Inc.
10,744,709		Term Loan, 6.88%, Maturing June 1, 2010	10,704,416
		PP Acquisition Corp.
20,486,290		Term Loan, 8.32%, Maturing November 12, 2011	20,639,937
		Prysmian S.R.L.
EUR	1,400,000	Term Loan, 6.16%, Maturing August 22, 2014	1,829,469
EUR	2,000,000	Term Loan, 6.16%, Maturing August 22, 2014	2,613,527
EUR	300,000	Term Loan, 6.66%, Maturing August 22, 2015	393,844
		TFS Acquisition Corp.
5,486,250		Term Loan, 8.92%, Maturing August 11, 2013	5,527,397
			$136,091,090
Insurance — 0.8%
		ARG Holding, Inc.
$7,870,500		Term Loan, 8.44%, Maturing November 30, 2011	$7,912,316
500,000		Term Loan, 12.69%, Maturing November 30, 2012	505,625
		CCC Information Services Group
5,226,157		Term Loan, 7.87%, Maturing February 10, 2013	5,252,288
		Conseco, Inc.
21,396,375		Term Loan, 7.32%, Maturing October 10, 2013	21,516,730
		Hilb, Rogal & Hobbs Co.
5,657,250		Term Loan, 6.86%, Maturing April 26, 2013	5,663,145
		U.S.I. Holdings Corp.
1,733,156		Term Loan, 7.61%, Maturing March 24, 2011	1,735,323
16,881,722		Term Loan, 7.61%, Maturing March 24, 2011	16,902,825
			$59,488,252

Leisure Goods/Activities/Movies — 4.7%
		24 Hour Fitness Worldwide, Inc.
$11,443,525		Term Loan, 7.86%, Maturing June 8, 2012	$11,536,504
		Alliance Atlantis Communications, Inc.
	6,486,465	Term Loan, 6.86%, Maturing December 31, 2011	6,490,519
		AMC Entertainment, Inc.
	15,330,200	Term Loan, 7.45%, Maturing January 26, 2013	15,488,699
		AMF Bowling Worldwide, Inc.
	3,170,376	Term Loan, 8.41%, Maturing August 27, 2009	3,192,172
		Bombardier Recreational Product
	14,400,000	Term Loan, 7.89%, Maturing June 28, 2013	14,496,005
		Butterfly Wendel US, Inc.
	1,237,500	Term Loan, 8.08%, Maturing June 22, 2013	1,255,869
	1,237,500	Term Loan, 7.83%, Maturing June 22, 2014	1,249,682
		Carmike Cinemas, Inc.
	6,709,553	Term Loan, 8.60%, Maturing May 19, 2012	6,789,229
	9,359,277	Term Loan, 8.63%, Maturing May 19, 2012	9,483,091
		Cedar Fair, L.P.
	4,975,000	Term Loan, 7.82%, Maturing August 31, 2011	5,009,203
	19,153,750	Term Loan, 7.82%, Maturing August 30, 2012	19,370,436
		Cinemark, Inc.
	29,376,375	Term Loan, 7.38%, Maturing October 5, 2013	29,702,276
		Coleone Capital, Ltd.
GBP	511,261	Term Loan, 7.19%, Maturing November 30, 2011	995,322
GBP	772,711	Term Loan, 7.94%, Maturing November 30, 2012	1,511,899
		Dave & Buster’s, Inc.
	892,500	Term Loan, 7.87%, Maturing March 8, 2013	898,636
	1,486,263	Term Loan, 7.87%, Maturing March 8, 2013	1,496,481
		Deluxe Entertainment Services
	3,900,000	Term Loan, 5.26%, Maturing January 28, 2011	3,841,500
	3,090,874	Term Loan, 8.36%, Maturing January 28, 2011	3,110,192
		Easton-Bell Sports, Inc.
	7,046,750	Term Loan, 7.07%, Maturing March 16, 2012	7,064,367
		Fender Musical Instruments Co.
	1,497,319	Term Loan, 8.08%, Maturing March 30, 2012	1,510,420
	500,000	Term Loan, 11.33%, Maturing October 1, 2012	504,688
		Lions Gate Entertainment, Inc.
	1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	1,007,163
		Metro-Goldwyn-Mayer Holdings, Inc.
	3,785,714	Term Loan, 8.61%, Maturing April 8, 2011	3,793,997
	64,338,837	Term Loan, 8.61%, Maturing April 8, 2012	64,552,442
		Regal Cinemas Corp.
	32,418,750	Term Loan, 7.11%, Maturing November 10, 2010	32,505,600
		Revolution Studios
	14,575,000	Term Loan, 9.07%, Maturing December 21, 2014	14,684,313

		Six Flags Theme Parks, Inc.
$3,275,000		Revolving Loan, 8.606%, Maturing June 30, 2008 (2)	$3,260,672
25,452,561		Term Loan, 8.61%, Maturing June 30, 2009	25,770,718
		Southwest Sports Group, LLC
9,500,000		Term Loan, 7.88%, Maturing December 22, 2010	9,502,974
		Universal City Development Partners, Ltd.
18,996,088		Term Loan, 7.37%, Maturing June 9, 2011	19,091,068
		WMG Acquisition Corp.
4,390,000		Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	4,280,250
29,833,869		Term Loan, 7.37%, Maturing February 28, 2011	30,025,939
			$353,472,326
Lodging and Casinos — 3.7%
		Ameristar Casinos, Inc.
$5,125,557		Term Loan, 6.82%, Maturing November 10, 2012	$5,135,808
		Bally Technologies, Inc.
15,416,453		Term Loan, 8.61%, Maturing September 5, 2009	15,474,264
		Boyd Gaming Corp.
25,833,023		Term Loan, 6.86%, Maturing June 30, 2011	25,906,983
		CCM Merger, Inc.
8,051,977		Term Loan, 7.36%, Maturing April 25, 2012	8,083,178
		Choctaw Resort Development Enterprise
3,517,513		Term Loan, 7.12%, Maturing November 4, 2011	3,530,704
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 6.11%, Maturing June 30, 2014 (2)	1,970,495
EUR	1,500,000	Term Loan, 6.49%, Maturing June 30, 2015 (2)	1,980,241
		Fairmont Hotels and Resorts, Inc.
4,136,176		Term Loan, 8.57%, Maturing May 12, 2011	4,172,368
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 7.83%, Maturing November 20, 2014	2,931,329
GBP	1,500,000	Term Loan, 8.33%, Maturing November 20, 2015	2,946,009
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 5.94%, Maturing December 12, 2012 (2)	9,713,598
GBP	13,498,333	Term Loan, 7.94%, Maturing December 12, 2013	26,707,863
GBP	12,498,333	Term Loan, 8.44%, Maturing December 12, 2014	24,830,369
		Green Valley Ranch Gaming, LLC
2,959,713		Term Loan, 7.36%, Maturing December 31, 2010	2,962,951
		Herbst Gaming, Inc.
6,625,000		Term Loan, 0.00%, Maturing December 2, 2011 (2)	6,655,362
		Isle of Capri Casinos, Inc.
4,925,000		Term Loan, 7.11%, Maturing February 4, 2012	4,949,625
14,561,896		Term Loan, 7.11%, Maturing February 4, 2012	14,634,705
		Penn National Gaming, Inc.
47,473,734		Term Loan, 7.12%, Maturing October 3, 2012	47,844,646
		Pinnacle Entertainment, Inc.
5,100,000		Term Loan, 0.00%, Maturing December 14, 2011	5,098,939
7,500,000		Term Loan, 7.32%, Maturing December 14, 2011	7,554,375

		Trump Entertainment Resorts Holdings, L.P.
$5,406,563		Term Loan, 0.00%, Maturing May 20, 2012 (2)	$5,465,699
	5,392,875	Term Loan, 7.87%, Maturing May 20, 2012	5,451,862
		Venetian Casino Resort, LLC
	26,400,219	Term Loan, 7.12%, Maturing June 15, 2011	26,615,988
	5,947,617	Term Loan, 7.12%, Maturing June 15, 2011	5,996,227
		VML US Finance, LLC
	3,333,333	Term Loan, 0.00%, Maturing May 25, 2012	3,344,793
	6,666,667	Term Loan, 8.12%, Maturing May 25, 2013	6,750,000
		Wimar Opco, LLC
	5,775,000	Term Loan, 7.86%, Maturing January 3, 2012	5,775,000
			$282,483,381
Nonferrous Metals/Minerals — 1.3%
		Almatis Holdings 5 BV
EUR	1,007,336	Term Loan, 6.34%, Maturing December 21, 2013	$1,324,119
	1,000,000	Term Loan, 7.86%, Maturing December 21, 2013	1,011,641
EUR	1,007,336	Term Loan, 6.34%, Maturing December 21, 2014	1,329,845
	1,000,000	Term Loan, 8.36%, Maturing December 21, 2014	1,016,172
		Alpha Natural Resources, LLC
	9,211,975	Term Loan, 7.11%, Maturing October 26, 2012	9,243,646
		Carmeuse Lime, Inc.
	6,863,630	Term Loan, 7.13%, Maturing May 2, 2011	6,889,369
		CII Carbon, LLC
	3,595,250	Term Loan, 7.38%, Maturing August 23, 2012	3,622,214
		Compass Minerals Group, Inc.
	7,151,081	Term Loan, 6.86%, Maturing December 22, 2012	7,179,013
		Magnum Coal Co.
	1,375,000	Term Loan, 8.57%, Maturing March 15, 2013	1,375,000
	13,646,875	Term Loan, 8.62%, Maturing March 15, 2013	13,646,875
		Murray Energy Corp.
	10,768,200	Term Loan, 8.37%, Maturing January 28, 2010	10,875,882
		Novelis, Inc.
	8,547,549	Term Loan, 7.62%, Maturing January 6, 2012	8,584,184
	11,730,596	Term Loan, 7.62%, Maturing January 6, 2012	11,780,874
		Stillwater Mining Co.
	4,360,000	Revolving Loan, 5.32%, Maturing June 30, 2007 (2)	4,370,900
	5,677,854	Term Loan, 7.63%, Maturing June 30, 2007	5,695,597
		Thompson Creek Metals Co.
	9,075,000	Term Loan, 10.13%, Maturing October 26, 2012	9,233,813
			$97,179,144
Oil and Gas — 2.3%
		Cavallo Energy L.P.
$20,781,250		Revolving Loan, 6.42%, Maturing October 5, 2010 (2)	$20,755,273
	494,792	Term Loan, 8.32%, Maturing October 5, 2010	494,482
		Citgo Petroleum Corp.
	8,031,981	Term Loan, 6.68%, Maturing November 15, 2012	8,053,210

	Concho Resources, Inc.
$17,138,875	Term Loan, 9.36%, Maturing July 6, 2011 (4)	$17,024,045
	El Paso Corp.
10,960,000	Term Loan, 5.23%, Maturing July 31, 2011	11,024,215
	Epco Holdings, Inc.
4,333,334	Revolving Loan, 7.07%, Maturing August 18, 2008 (2)	4,271,944
7,313,207	Term Loan, 7.12%, Maturing August 18, 2008	7,332,631
9,963,375	Term Loan, 7.36%, Maturing August 18, 2010	10,046,997
	Goldking Energy Corp.
7,750,000	Term Loan, 10.36%, Maturing December 20, 2011 (4)	7,796,500
	Key Energy Services, Inc.
9,826,489	Term Loan, 7.84%, Maturing June 30, 2012	9,887,904
	Niska Gas Storage
1,887,879	Term Loan, 7.10%, Maturing May 13, 2011	1,892,598
1,318,211	Term Loan, 7.10%, Maturing May 13, 2011	1,321,507
1,967,406	Term Loan, 7.14%, Maturing May 13, 2011	1,970,788
10,308,998	Term Loan, 7.15%, Maturing May 12, 2013	10,326,719
	Petroleum Geo-Services ASA
4,049,951	Term Loan, 7.61%, Maturing December 16, 2012	4,081,338
	Primary Natural Resources, Inc.
13,349,125	Term Loan, 9.36%, Maturing July 28, 2010 (4)	13,259,686
	Targa Resources, Inc.
11,750,000	Term Loan, 7.60%, Maturing October 31, 2007	11,765,604
19,284,559	Term Loan, 7.61%, Maturing October 31, 2012	19,432,202
3,434,480	Term Loan, 7.62%, Maturing October 31, 2012	3,460,775
	W&T Offshore, Inc.
10,850,000	Term Loan, 7.62%, Maturing May 26, 2010	10,929,118
		$175,127,536
Publishing — 5.7%
	American Media Operations, Inc.
$23,000,000	Term Loan, 8.37%, Maturing January 31, 2013	$23,162,909
	Black Press US Partnership
1,714,592	Term Loan, 7.37%, Maturing August 2, 2013	1,727,451
2,824,033	Term Loan, 7.37%, Maturing August 2, 2013	2,845,214
	CBD Media, LLC
7,452,219	Term Loan, 7.70%, Maturing December 31, 2009	7,514,318
	Dex Media East, LLC
8,883,583	Term Loan, 6.87%, Maturing May 8, 2009	8,889,641
	Dex Media West, LLC
14,522,181	Term Loan, 6.86%, Maturing March 9, 2010	14,535,382
2,339,634	Term Loan, 6.87%, Maturing September 9, 2010	2,343,143
	Gatehouse Media Operating, Inc.
13,680,789	Term Loan, 7.57%, Maturing June 6, 2013	13,729,247
	Hanley-Wood, LLC
984,132	Term Loan, 7.61%, Maturing August 1, 2012	985,773
8,239,414	Term Loan, 7.62%, Maturing August 1, 2012	8,253,149

		Idearc, Inc.
$51,850,000		Term Loan, 7.33%, Maturing November 17, 2014	$52,298,814
		Medianews Group, Inc.
12,133,011		Term Loan, 6.57%, Maturing August 25, 2010	12,044,537
7,636,625		Term Loan, 7.07%, Maturing August 2, 2013	7,652,532
		Merrill Communications, LLC
16,492,358		Term Loan, 7.59%, Maturing February 9, 2009	16,572,247
		Nebraska Book Co., Inc.
11,121,108		Term Loan, 7.88%, Maturing March 4, 2011	11,176,714
		Newspaper Holdings, Inc.
2,500,000		Term Loan, 6.63%, Maturing August 24, 2011	2,481,250
16,050,000		Term Loan, 6.88%, Maturing August 24, 2012	15,989,813
		Philadelphia Newspapers, LLC
6,318,250		Term Loan, 8.12%, Maturing June 29, 2013	6,328,783
		R.H. Donnelley Corp.
941,801		Term Loan, 6.61%, Maturing December 31, 2009	939,530
39,857,432		Term Loan, 6.87%, Maturing June 30, 2010	39,844,997
10,393,939		Term Loan, 6.87%, Maturing June 30, 2011	10,389,210
		Retos Cartera, SA
EUR	1,000,000	Term Loan, 6.39%, Maturing March 15, 2013	1,311,632
EUR	1,000,000	Term Loan, 6.89%, Maturing March 15, 2014	1,315,693
		Riverdeep Interactive Learning USA, Inc.
9,625,000		Term Loan, 8.10%, Maturing December 20, 2013	9,739,297
		Seat Pagine Gialle Spa
EUR	16,090,393	Term Loan, 5.88%, Maturing May 25, 2012	21,118,688
		SGS International, Inc.
4,000,000		Term Loan, 7.85%, Maturing December 30, 2011 (2)	4,020,000
1,212,750		Term Loan, 7.87%, Maturing December 30, 2011	1,218,814
		Siegwerk Druckfarben AG
EUR	2,598,750	Term Loan, 6.24%, Maturing September 8, 2013	3,413,883
EUR	2,624,814	Term Loan, 6.92%, Maturing September 8, 2014	3,460,913
		Source Media, Inc.
12,872,607		Term Loan, 7.61%, Maturing November 8, 2011	12,957,090
		SP Newsprint Co.
8,463,065		Term Loan, 5.35%, Maturing January 9, 2010	8,500,091
		Springer Science+Business Media
2,790,582		Term Loan, 7.36%, Maturing May 5, 2010	2,797,558
EUR	1,399,585	Term Loan, 6.21%, Maturing May 5, 2011	1,840,099
3,097,232		Term Loan, 7.74%, Maturing May 5, 2011	3,122,010
EUR	605,207	Term Loan, 6.59%, Maturing May 5, 2012	799,574
EUR	605,207	Term Loan, 6.59%, Maturing May 5, 2012	799,659
3,097,232		Term Loan, 8.11%, Maturing May 5, 2012	3,137,884
3,355,335		Term Loan, 8.11%, Maturing May 5, 2012	3,399,793
		Sun Media Corp.
8,329,573		Term Loan, 7.11%, Maturing February 7, 2009	8,353,870
		Thomas Nelson, Inc.
1,990,000		Term Loan, 7.59%, Maturing June 12, 2012	1,994,975

		World Directories ACQI Corp.
EUR	1,500,000	Term Loan, 6.38%, Maturing November 29, 2012	$1,972,148
EUR	7,006,198	Term Loan, 6.88%, Maturing November 29, 2013	9,235,076
		Xsys US, Inc.
EUR	254,462	Term Loan, 6.06%, Maturing September 27, 2013	334,898
EUR	2,495,538	Term Loan, 6.06%, Maturing September 27, 2013	3,284,377
7,701,575		Term Loan, 7.87%, Maturing September 27, 2013	7,790,628
EUR	2,750,000	Term Loan, 6.56%, Maturing September 27, 2014	3,631,782
7,866,565		Term Loan, 8.37%, Maturing September 27, 2014	7,957,526
EUR	1,000,000	Term Loan, 8.59%, Maturing September 27, 2015	1,326,251
		YBR Acquisition BV
EUR	1,250,000	Term Loan, 6.34%, Maturing June 30, 2013	1,648,034
EUR	6,000,000	Term Loan, 6.34%, Maturing June 30, 2013	7,910,563
EUR	1,250,000	Term Loan, 6.84%, Maturing June 30, 2014	1,653,300
EUR	6,000,000	Term Loan, 6.84%, Maturing June 30, 2014	7,935,839
		Yell Group, PLC
21,025,000		Term Loan, 7.32%, Maturing February 10, 2013	21,224,296
			$428,910,895
Radio and Television — 3.7%
		ALM Media Holdings, Inc.
$7,849,257		Term Loan, 7.86%, Maturing March 4, 2010	$7,871,337
		Block Communications, Inc.
7,033,975		Term Loan, 7.36%, Maturing December 22, 2011	7,047,164
		Cequel Communications, LLC
37,850,000		Term Loan, 7.61%, Maturing November 5, 2013	38,122,066
		CMP Susquehanna Corp.
2,000,000		Term Loan, 0.00%, Maturing May 5, 2011 (2)	1,920,000
13,385,859		Term Loan, 7.40%, Maturing May 5, 2013	13,486,253
		Cumulus Media, Inc.
11,343,000		Term Loan, 7.33%, Maturing June 7, 2013	11,415,073
		DirecTV Holdings, LLC
15,518,843		Term Loan, 6.82%, Maturing April 13, 2013	15,594,668
		Emmis Operating Co.
6,400,000		Term Loan, 7.32%, Maturing November 2, 2013	6,449,498
		Entravision Communications Corp.
8,963,500		Term Loan, 6.86%, Maturing September 29, 2013	8,987,773
		Gray Television, Inc.
8,043,749		Term Loan, 6.85%, Maturing November 22, 2015	8,047,337
		HEI Acquisition, LLC
5,425,000		Term Loan, 8.61%, Maturing December 31, 2011	5,431,781
		HIT Entertainment, Inc.
837,250		Term Loan, 7.60%, Maturing March 20, 2012	844,838
		NEP Supershooters, L.P.
2,881,294		Term Loan, 8.82%, Maturing February 3, 2011	2,905,304
4,885,452		Term Loan, 9.34%, Maturing February 3, 2011	4,943,467

		Nexstar Broadcasting, Inc.
$12,622,454		Term Loan, 7.11%, Maturing October 1, 2012	$12,610,627
11,960,861		Term Loan, 7.11%, Maturing October 1, 2012	11,949,654
		NextMedia Operating, Inc.
1,982,596		Term Loan, 7.32%, Maturing November 15, 2012	1,981,853
881,154		Term Loan, 7.32%, Maturing November 15, 2012	880,823
		P7S1 Holding II S.A.R.L.
EUR	23,000,000	Term Loan, 7.63%, Maturing July 18, 2011	29,921,601
		PanAmSat Corp.
19,625,813		Term Loan, 7.86%, Maturing January 3, 2014	19,847,957
		Patriot Media and Communications CNJ, Inc.
476,190		Term Loan, 7.37%, Maturing February 6, 2013	479,663
		Paxson Communications Corp.
17,925,000		Term Loan, 8.61%, Maturing January 15, 2012	18,339,516
		Raycom TV Broadcasting, LLC
20,188,154		Term Loan, 6.88%, Maturing August 28, 2013	20,125,066
		SFX Entertainment
9,949,500		Term Loan, 8.10%, Maturing June 21, 2013	9,968,155
		Spanish Broadcasting System
12,256,688		Term Loan, 7.12%, Maturing June 10, 2012	12,282,218
		Young Broadcasting, Inc.
8,456,225		Term Loan, 7.94%, Maturing November 3, 2012	8,485,298
992,500		Term Loan, 7.94%, Maturing November 3, 2012	995,912
			$280,934,902
Rail Industries — 0.5%
		Kansas City Southern Railway Co.
$15,124,000		Term Loan, 7.08%, Maturing March 30, 2008	$15,161,810
		Railamerica, Inc.
17,790,507		Term Loan, 7.38%, Maturing September 29, 2011	17,846,102
2,103,134		Term Loan, 7.38%, Maturing September 29, 2011	2,109,707
			$35,117,619
Retailers (Except Food and Drug) — 2.2%
		Advantage Sales & Marketing, Inc.
$5,260,250		Term Loan, 7.43%, Maturing March 29, 2013	$5,277,830
		American Achievement Corp.
5,726,322		Term Loan, 7.58%, Maturing March 25, 2011	5,769,269
		Amscan Holdings, Inc.
10,222,750		Term Loan, 8.39%, Maturing December 23, 2012	10,355,329
		Coinmach Laundry Corp.
24,973,820		Term Loan, 7.88%, Maturing December 19, 2012	25,219,662
		FTD, Inc.
4,801,708		Term Loan, 7.32%, Maturing July 28, 2013	4,825,717
		Harbor Freight Tools USA, Inc.
14,380,008		Term Loan, 7.12%, Maturing July 15, 2010	14,384,509

	Home Interiors & Gifts, Inc.
$3,560,950	Term Loan, 10.39%, Maturing March 31, 2011	$2,652,908
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	3,960,000
24,875,233	Term Loan, 7.37%, Maturing October 4, 2011	25,025,529
	Mapco Express, Inc.
3,597,826	Term Loan, 8.10%, Maturing April 28, 2011	3,629,307
	Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 8.10%, Maturing December 3, 2011	8,377,031
	Neiman Marcus Group, Inc.
3,996,793	Term Loan, 7.60%, Maturing April 5, 2013	4,043,476
	Oriental Trading Co., Inc.
2,000,000	Term Loan, 11.47%, Maturing January 31, 2013	2,006,876
12,935,000	Term Loan, 8.17%, Maturing July 31, 2013	13,007,759
	Pep Boys - Manny, Moe, & Jack, (The)
4,179,000	Term Loan, 8.12%, Maturing January 27, 2011	4,233,849
	Petro Stopping Center, L.P.
531,250	Term Loan, 7.63%, Maturing February 9, 2007	533,906
	Rent-A-Center, Inc.
8,952,506	Term Loan, 7.12%, Maturing November 15, 2012	8,987,475
	Savers, Inc.
2,825,406	Term Loan, 8.11%, Maturing August 11, 2012	2,850,128
3,359,094	Term Loan, 8.11%, Maturing August 11, 2012	3,388,486
	Shopko Stores, Inc.
11,802,000	Revolving Loan, 7.34%, Maturing December 28, 2010 (2)	11,765,119
	Stewert Enterprises, Inc.
3,106,118	Term Loan, 7.18%, Maturing November 19, 2011	3,117,766
		$163,411,931
Steel — 0.0%
	Gibraltar Industries, Inc.
$3,352,027	Term Loan, 7.13%, Maturing December 8, 2010	$3,349,932
		$3,349,932
Surface Transport — 0.7%
	Horizon Lines, LLC
$5,164,009	Term Loan, 7.62%, Maturing July 7, 2011	$5,191,445
	Laidlaw International, Inc.
2,587,266	Term Loan, 7.11%, Maturing July 31, 2013	2,607,749
7,761,797	Term Loan, 7.11%, Maturing July 31, 2013	7,823,247
	Oshkosh Truck Corp.
15,500,000	Term Loan, 7.35%, Maturing December 6, 2013	15,600,332
	Ozburn-Hessey Holding Co., LLC
3,976,419	Term Loan, 8.63%, Maturing August 9, 2012	3,981,390
	Sirva Worldwide, Inc.
6,961,466	Term Loan, 11.60%, Maturing December 1, 2010	6,622,094

		Vanguard Car Rental USA
$9,387,000		Term Loan, 8.35%, Maturing June 14, 2013	$9,479,894
			$51,306,151
Telecommunications — 3.1%
		Alaska Communications Systems Holdings, Inc.
$2,625,000		Term Loan, 7.11%, Maturing February 1, 2012	$2,633,749
15,150,000		Term Loan, 7.11%, Maturing February 1, 2012	15,200,495
		American Cellular Corp.
1,745,625		Term Loan, 7.61%, Maturing August 7, 2013	1,759,808
1,748,906		Term Loan, 7.64%, Maturing August 7, 2013 (2)	1,756,012
		Asurion Corp.
9,269,464		Term Loan, 8.32%, Maturing July 13, 2012	9,321,605
		BCM Luxembourg, Ltd.
EUR	7,000,000	Term Loan, 5.93%, Maturing September 30, 2014	9,109,958
EUR	7,000,000	Term Loan, 6.31%, Maturing September 30, 2015	9,196,599
		Cellular South, Inc.
6,887,519		Term Loan, 7.11%, Maturing May 4, 2011	6,893,980
		Centennial Cellular Operating Co., LLC
4,500,000		Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,387,500
16,147,788		Term Loan, 7.61%, Maturing February 9, 2011	16,287,401
		Cincinnati Bell, Inc.
4,369,688		Term Loan, 6.93%, Maturing August 31, 2012	4,377,199
		Consolidated Communications, Inc.
21,847,842		Term Loan, 7.37%, Maturing July 27, 2015	21,963,920
		Epicor Software Corp.
2,481,250		Term Loan, 7.85%, Maturing March 30, 2012	2,492,105
		Fairpoint Communications, Inc.
21,785,000		Term Loan, 7.13%, Maturing February 8, 2012	21,859,897
		Hawaiian Telcom Communications, Inc.
1,450,000		Term Loan, 7.62%, Maturing October 31, 2011	1,448,188
5,140,500		Term Loan, 7.62%, Maturing October 31, 2012	5,151,208
		Intelsat Subsuduary Holding Co.
6,805,438		Term Loan, 7.36%, Maturing July 3, 2013	6,887,953
		Iowa Telecommunications Services
9,998,000		Term Loan, 7.12%, Maturing November 23, 2011	10,054,239
		Madison River Capital, LLC
3,625,143		Term Loan, 7.61%, Maturing July 29, 2012	3,635,906
		NTelos, Inc.
13,124,002		Term Loan, 7.57%, Maturing August 24, 2011	13,204,387
		Stratos Global Corp.
7,575,000		Term Loan, 8.11%, Maturing February 13, 2012	7,589,991
		Syniverse Holdings, Inc.
2,845,041		Term Loan, 7.12%, Maturing February 15, 2012	2,857,488
		TDC AS (Nordic Telephone Company)
EUR	3,000,000	Term Loan, 5.94%, Maturing April 10, 2014	3,942,822
EUR	3,000,000	Term Loan, 6.44%, Maturing April 10, 2015	3,958,833

	Triton PCS, Inc.
$14,911,596	Term Loan, 8.61%, Maturing November 18, 2009	$15,038,971
	Westcom Corp.
3,939,495	Term Loan, 8.15%, Maturing December 17, 2010	3,944,420
	Windstream Corp.
29,300,000	Term Loan, 7.11%, Maturing July 17, 2013	29,563,231
	Winstar Communications, Inc.
127,026	DIP Loan, 10.25%, Maturing June 30, 2007 (3)	179,424
		$234,697,289
Utilities — 2.0%
	Astoria Generating Co.
$3,270,532	Term Loan, 7.37%, Maturing February 23, 2013	$3,297,513
	BRSP, LLC
15,175,000	Term Loan, 8.37%, Maturing July 13, 2009	15,250,875
	Calpine Corp.
7,350,000	DIP Revolving Loan, 0.00%, Maturing February 27, 2008 (2)	7,329,332
2,874,625	DIP Loan, 7.62%, Maturing February 27, 2008	2,889,297
7,275,000	DIP Loan, 9.36%, Maturing February 27, 2008	7,382,612
	Cogentrix Delaware Holdings, Inc.
6,400,652	Term Loan, 6.87%, Maturing April 14, 2012	6,418,657
	Covanta Energy Corp.
6,790,244	Term Loan, 5.31%, Maturing June 24, 2012	6,832,683
995,000	Term Loan, 7.62%, Maturing June 24, 2012	1,001,219
4,841,570	Term Loan, 7.60%, Maturing May 27, 2013	4,871,830
	La Paloma Generating Co., LLC
25,812	Term Loan, 7.07%, Maturing August 16, 2012	25,683
147,734	Term Loan, 7.11%, Maturing August 16, 2012	146,995
11,766	Term Loan, 7.11%, Maturing August 16, 2012	11,707
	LSP General Finance Co., LLC
396,492	Term Loan, 7.11%, Maturing April 14, 2013	397,979
9,215,909	Term Loan, 7.11%, Maturing April 14, 2013	9,250,469
	Mirant North America, LLC.
7,722,000	Term Loan, 7.07%, Maturing January 3, 2013	7,746,664
	NRG Energy, Inc.
13,175,000	Term Loan, 7.36%, Maturing February 1, 2013	13,304,220
50,062,786	Term Loan, 7.36%, Maturing February 1, 2013	50,556,205
	Pike Electric, Inc.
3,729,453	Term Loan, 6.88%, Maturing July 1, 2012	3,730,621
2,835,700	Term Loan, 6.88%, Maturing December 10, 2012	2,836,587
	Vulcan Energy Corp.
10,926,847	Term Loan, 6.87%, Maturing July 23, 2010	10,940,506
		$154,221,654
Total Senior, Floating Rate Interests (identified cost $7,109,261,532)		$7,179,753,921

Corporate Bonds & Notes — 1.0%

Principal
Amount
(000’s omitted)	Security	Value
Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
EUR 13,500	6.65%, 4/15/13	$17,542,575
		$17,542,575
Electronics/Electrical — 0.1%
	NXP BV/ NXP Funding, LLC, Variable Rate
$6,300	8.11%, 10/15/13 (5)	$6,449,625
		$6,449,625
Financial Intermediaries — 0.4%
	Alzette, Variable Rate
$1,180	11.86%, 12/15/20 (5)	$1,213,925
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	7.32%, 2/24/19 (5)	1,146,892
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,500	7.31%, 4/15/19 (5)	1,524,010
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.41%, 1/15/19 (5)	1,527,758
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.826%, 8/11/16 (5)	1,525,145
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17	1,055,867
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.31%, 1/15/18 (5)	2,019,226
	Sonata Securities S.A., Series 2006-5
7,000	8.75%, 6/27/07	7,067,235
	Sonata Securities S.A., Series 2006-6
10,000	8.75%, 6/27/07	10,095,250
		$27,175,308
Radio and Television — 0.0%
	Paxson Communications Corp., Variable Rate
$3,000	8.61%, 1/15/12 (5)	$3,105,000
		$3,105,000
Real Estate — 0.1%
	Assemblies of God, Variable Rate
$8,600	7.524%, 6/15/29 (5)	$8,599,972
		$8,599,972

Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.61%, 6/15/13 (5)	$6,405,750
	Rogers Wireless, Inc., Variable Rate
6,589	8.485%, 12/15/10	6,737,253
		$13,143,003
Total Corporate Bonds & Notes (identified cost $73,650,936)		$76,015,483

Common Stocks — 0.0%

Shares	Security	Value
105,145	Hayes Lemmerz International (6)	$480,512
86,020	Maxim Crane Works, L.P. (6)	3,634,328
Total Common Stocks (identified cost, $2,549,911)		$4,114,840

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (4)(6)(7)	$6,910
Total Preferred Stocks (identified cost, $17,500)		$6,910

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$78,560
Total Closed-End Investment Companies (identified cost, $72,148)		$78,560

Short-Term Investments — 5.4%

Description	Shares/Interest (000’s omitted)	Value
Investment in Cash Management Portfolio 4.73% (8)	407,843	$407,843,295
Total Short Term Investments (at amortized cost $407,843,295)		$407,843,295
Total Investments — 101.5% (identified cost $7,593,395,323)		$7,667,813,009
Less Unfunded Loan Commitments — (2.9)%		$(217,906,154)
Net Investments — 98.6% (identified cost $7,375,489,169)		$7,449,906,855
Other Assets, Less Liabilities — 1.4%		$109,444,193
Net Assets — 100.0%		$7,559,351,048

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments.
(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $33,517,303 or 0.4% of the Portfolio’s net assets.

(6)		Non-income producing security.
(7)		Restricted security.
(8)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Depreciation
2/28/07	Swiss Franc	United States Dollar
	12,405,170	9,916,996	(47,699)
2/28/07	Euro 508,029,174	United States Dollar 658,709,947	(2,255,223)
2/28/07	British Pound	United States Dollar
	105,330,110	206,333,222	164,967
			$(2,137,955)

Purchases

Settlement Date	In Exchange For	Deliver	Net Unrealized Depreciation
2/28/07	Euro	United States Dollar
	13,952,119	18,074,970	77,264

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	$441,900
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	$155,707
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	$28,458
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$213,326

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	$59,008
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$115,146
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	$228,204
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	$71,800
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	$118,435
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	$36,525
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	$125,665
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	$178,707

5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	$216,384
5,000,000 USD	9/20/2011	Agreement with Lehman Brothers dated 7/1/2006 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Owens-Illinois , Inc.	$245,703

At January 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$7,376,160,533
Gross unrealized appreciation	$82,265,007
Gross unrealized depreciation	(8,518,685)
Net unrealized appreciation	$73,746,322

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at January 31, 2007 on a federal income tax basis was $81,566.

At January 31, 2007, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$6,910
Total Restricted Securitiy			$17,500	$6,910

Eaton Vance Government  Obligations Fund  as of January 31, 2007 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $564,650,057, and the Fund owned approximately 80.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Government Obligations Portfolio                                                                                                as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 97.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2026	$1,578	$1,597,781
6.50%, with various maturities to 2028	33,597	34,512,033
6.87%, with maturity at 2024	629	654,450
7.00%, with various maturities to 2026	19,186	20,048,422
7.09%, with maturity at 2023	1,691	1,771,296
7.25%, with maturity at 2022	2,481	2,610,430
7.31%, with maturity at 2027	606	633,768
7.50%, with various maturities to 2029	31,867	33,358,126
7.63%, with maturity at 2019	1,044	1,092,673
7.75%, with various maturities to 2018	67	70,996
7.78%, with maturity at 2022	306	327,178
7.85%, with maturity at 2020	828	878,634
8.00%, with various maturities to 2028	30,083	31,854,462
8.13%, with maturity at 2019	1,713	1,839,885
8.15%, with maturity at 2021	545	575,473
8.25%, with various maturities to 2017	518	544,360
8.50%, with various maturities to 2027	13,599	14,556,501
8.75%, with various maturities to 2016	199	202,226
9.00%, with various maturities to 2032	26,397	28,829,938
9.25%, with various maturities to 2017	914	954,816
9.50%, with various maturities to 2026	6,293	6,903,579
9.75%, with various maturities to 2018	264	270,221
11.00%, with maturity at 2015	54	59,623
13.00%, with maturity at 2015	4	3,717
13.50%, with maturity at 2010	20	21,455
15.00%, with maturity at 2011	1	836
		$184,172,879
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$3	$2,819
5.50%, with maturity at 2014	16,861	16,884,527
5.527%, with maturity at 2033 (1)	8,038	8,045,407
5.585%, with maturity at 2022 (1)	3,448	3,450,077
5.59%, with maturity at 2022 (1)	4,030	4,031,466
5.595%, with maturity at 2035 (1)	3,773	3,776,161
5.596%, with maturity at 2026 (1)	2,506	2,508,560
5.615%, with maturity at 2036 (1)	3,868	3,870,312
5.632%, with various maturities to 2035 (1)	57,404	57,462,734
5.644%, with maturity at 2036 (1)	1,556	1,557,277
6.00%, with various maturities to 2024	974	982,425
6.50%, with various maturities to 2029	99,835	102,510,755
6.51%, with maturity at 2025 (2)	712	729,526
7.00%, with various maturities to 2029	44,323	46,077,179
7.25%, with various maturities to 2023	138	140,936

1

7.50%, with various maturities to 2029	$21,832	$22,945,071
7.75%, with maturity at 2008	11	10,616
7.875%, with maturity at 2021	1,666	1,785,820
7.902%, with maturity at 2030 (2)	78	83,603
8.00%, with various maturities to 2027	27,723	29,589,160
8.25%, with various maturities to 2025	935	981,591
8.33%, with maturity at 2020	1,710	1,836,999
8.50%, with various maturities to 2027	10,254	10,938,222
8.653%, with maturity at 2021 (2)	405	431,162
8.75%, with various maturities to 2017	410	417,861
8.944%, with maturity at 2010 (2)	140	143,985
9.00%, with various maturities to 2030	4,274	4,578,123
9.125%, with maturity at 2011	89	92,572
9.25%, with various maturities to 2016	143	146,772
9.50%, with various maturities to 2030	5,625	6,139,135
9.75%, with maturity at 2019	55	62,396
9.946%, with maturity at 2021 (2)	145	163,377
9.981%, with maturity at 2025 (2)	121	133,649
10.00%, with maturity at 2012	45	47,198
10.105%, with maturity at 2021 (2)	174	195,755
10.188%, with maturity at 2023 (2)	244	273,472
10.369%, with maturity at 2021 (2)	273	304,924
10.409%, with maturity at 2020 (2)	233	255,407
10.862%, with maturity at 2025 (2)	134	148,533
11.00%, with maturity at 2010	13	13,455
11.396%, with maturity at 2019 (2)	209	232,722
11.50%, with maturity at 2012	90	97,625
11.643%, with maturity at 2018 (2)	388	434,344
12.142%, with maturity at 2025 (2)	117	132,799
12.399%, with maturity at 2021 (2)	150	169,194
12.684%, with maturity at 2015 (2)	328	376,934
13.00%, with maturity at 2010	84	87,972
		$335,280,609
Government National Mortgage Assn.:
5.125%, with maturity at 2027 (1)	$1,480	$1,498,409
6.50%, with maturity at 2024	132	134,884
7.00%, with various maturities to 2025	42,050	44,007,150
7.25%, with maturity at 2022	137	144,607
7.50%, with various maturities to 2024	11,000	11,541,002
8.00%, with various maturities to 2027	26,293	28,165,554
8.25%, with various maturities to 2019	267	287,240
8.30%, with maturity at 2020	88	93,444
8.50%, with various maturities to 2018	4,539	4,892,445
9.00%, with various maturities to 2027	14,942	16,424,207
9.50%, with various maturities to 2026	11,575	12,829,760
		$120,018,702

2

Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	$3,731	$3,845,815
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	1,878	1,888,855
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	5,409	5,438,795
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	19,942	21,021,431
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	567	585,541
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,357	1,405,983
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,130	1,185,444
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	837	859,538
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	2,634	2,749,090
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	4,423	4,706,014
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,142	2,262,611
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	1,756	1,824,789
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	764	836,036
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	962	1,012,396
		$49,622,338
Total Mortgage Pass-Throughs (identified cost, $696,145,483)		$689,094,528

U.S. Treasury Obligations — 1.1%

	Principal
	Amount
Security	(000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,378,128
Total U.S. Treasury Obligations (identified cost, $6,251,072)		$7,378,128

3

Short-Term Investments — 0.7%

Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.73% (4)	$5,155	$5,154,960
Total Short-Term Investments (at amortized cost, $5,154,960)		$5,154,960
Total Investments — 99.5% (identified cost $707,551,515)		$701,627,616
Other Assets, Less Liabilities — 0.5%		$3,532,808
Net Assets — 100.0%		$705,160,424

(1)	Adjustable rate mortgage.
(2)	Weighted average coupon that resets monthly.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/07	625 U.S. Treasury Note	Long	$68,039,592	$66,718,750	$(1,320,842)

At January 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$716,766,495
Gross unrealized appreciation	$1,607,536
Gross unrealized depreciation	(16,746,415)
Net unrealized depreciation	$(15,138,879)

4

Eaton Vance High Income Fund as of January 31, 2007 (Unaudited)

Eaton Vance High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $701,328,518 and the Fund owned approximately 62.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

High Income Portfolio                                                                                                                      as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 5.2%

Security	Principal Amount	Value
Broadcasting — 0.8%
Hit Entertainment Inc., Term Loan, 10.83%, Maturing 2/5/13 (1)	$9,180,000	$9,303,361
		$9,303,361
Building Materials — 0.1%
Ply Gem Industries, Term Loan, 11.12%, Maturing 10/31/11	$950,000	$961,579
		$961,579
Diversified Media — 1.4%
Nielsen Finance, LLC, Term Loan, 8.19%, Maturing 8/9/13	$15,960,000	$16,105,093
		$16,105,093
Energy — 0.6%
Riata Energy, Inc., Term Loan, 11.00%, Maturing 11/16/07	$6,210,000	$6,272,100
		$6,272,100
Gaming — 0.8%
BLB Worldwide Holdings, Term Loan, 9.70%, Maturing 6/30/12	$5,410,000	$5,491,150
M Holdings, Term Loan, 8.86%, Maturing 12/13/08	3,050,000	3,050,000
		$8,541,150
Healthcare — 0.9%
HCA Inc., Term Loan, 2.75%, Maturing 11/18/13	$9,340,000	$9,435,660
		$9,435,660
Publishing & Printing — 0.4%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$4,640,000	$4,677,700
		$4,677,700
Services — 0.2%
Rental Services Corp., Term Loan, 8.85%, Maturing 12/2/13	$2,330,000	$2,374,780
		$2,374,780
Total Senior, Floating Rate Interests (identified cost $57,039,831)		$57,671,423

Corporate Bonds & Notes — 87.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Alion Science and Technologies Corp., 10.25%, 2/1/15 (2)	$3,225	$3,265,312
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	2,015	2,191,312
Bombardier, Inc., 8.00%, 11/15/14 (2)	1,510	1,566,625
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	956,037
		$7,979,286

1

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,508	$1,509,091
		$1,509,091
Automotive & Auto Parts — 6.2%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,675	$2,775,312
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,214,625
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,269,471
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	9,344,496
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,472,938
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	203,616
Ford Motor Credit Co., Sr. Notes, Variable Rate, 8.11%, 1/13/12	5,400	5,428,771
Ford Motor Credit Co., Variable Rate, 8.371%, 11/2/07	11,690	11,861,364
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,295,245
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,134,090
General Motors Acceptance Corp., 7.00%, 2/1/12	470	479,994
General Motors Acceptance Corp., 8.00%, 11/1/31	12,375	13,969,370
GoodYear Tire and Rubber Co., Sr. Notes, 8.625%, 12/1/11 (2)	1,505	1,591,537
GoodYear Tire and Rubber Co., Sr. Notes, Variable Rate, 9.14%, 12/1/09 (2)	2,150	2,176,875
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	4,960	5,449,800
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,356,200
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,736,800
Venture Holding Trust, Sr. Notes, 9.50%, 2/1/07 (3)	3,811	19,055
		$68,779,559
Broadcasting — 1.7%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (2)	$2,200	$2,354,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (2)	7,400	8,362,000
Sinclair Broadcast, 4.875%, 7/15/18	1,275	1,192,125
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	6,720	6,720,000
		$18,628,125
Building Materials — 2.4%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	$2,745	$2,909,700
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	3,749	3,805,235
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	797,150
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,597,762
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	10,683,225
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009), 3/1/14	3,925	2,904,500
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (2)	4,255	4,531,575
		$27,229,147

2

Cable/Satellite TV — 4.5%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/07 (3)	$3,555	$3,608,325
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (3)	7,585	7,698,775
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.87%, 4/1/09	4,810	5,122,650
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	3,455	3,584,562
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,423,400
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	1,505	1,567,081
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,244
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	245	255,106
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	205	212,175
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,618,850
Kabel Deutschland GMBH, 10.625%, 7/1/14	3,065	3,436,631
National Cable, PLC, 8.75%, 4/15/14	1,570	1,636,725
		$50,179,524
Capital Goods — 2.7%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (2)	$7,765	$8,357,081
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14	710	731,300
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	5,575	5,937,375
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (2)	2,370	2,524,050
Esco Corp., Sr. Notes, 8.625%, 12/15/13 (2)	1,720	1,780,200
Esco Corp., Sr. Notes, Variable Rate, 9.235%, 12/15/13 (2)	1,720	1,767,300
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	632,439
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	1,745	1,893,325
Mueller Holdings, Inc., 14.75%, (0.00% until 2009), 4/15/14	2,643	2,418,345
RBS Global and Rexnord Corp., 9.50%, 8/1/14	2,105	2,168,150
Titan International, Inc., Sr. Notes, 8.00%, 1/15/12 (2)	1,705	1,722,050
		$29,931,615
Chemicals — 3.2%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	$3,783	$4,199,130
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	3,031,875
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	5,205	5,543,325
Koppers, Inc., 9.875%, 10/15/13	41	44,690
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,265,062
Mosaic Co., Sr. Notes, 7.375%, 12/1/14 (2)	1,505	1,531,337
Mosaic Co., Sr. Notes, 7.625%, 12/1/16 (2)	1,505	1,546,387
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.502%, 11/15/13	2,325	2,325,000
OM Group, Inc., 9.25%, 12/15/11	10,260	10,708,875
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (2)	4,650	4,777,875
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	300	320,625
		$35,294,181

3

Consumer Products — 0.6%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$2,975	$2,930,375
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,348,200
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.40%, 10/15/13 (2)	915	949,312
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14 (2)	1,855	1,836,450
		$7,064,337
Containers — 1.4%
Berry Plastics Holding Corp., 8.875%, 9/15/14 (2)	$4,740	$4,917,750
Berry Plastics Holding Corp., Variable Rate, 9.235%, 9/15/14 (2)	1,310	1,352,575
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,546,600
Pliant Corp. (PIK), 11.85%, 6/15/09 (4)	5,417	5,944,744
		$15,761,669
Div. Financial Services — 0.5%
Residential Capital Corp., Sub. Notes, Variable Rate, 7.19%, 4/17/09 (2)	$5,710	$5,733,177
		$5,733,177
Diversified Media — 3.5%
Advanstar Communications, Inc., 10.75%, 8/15/10	$8,960	$9,676,800
Affinion Group, Inc., 10.125%, 10/15/13	1,125	1,215,000
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,706,400
CanWest Media, Inc., 8.00%, 9/15/12	19,508	20,336,932
Lamar Media Corp., Sr. Sub. Notes, 6.625%, 8/15/15	1,535	1,519,650
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,153,825
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,390,850
		$38,999,457
Energy — 7.3%
Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	$5,210	$5,314,200
Allis-Chalmers Energy, Inc., Sr. Notes, 8.50%, 3/1/17 (2)	1,050	1,055,250
Chaparral Energy, Inc., Sr. Notes, 8.875%, 2/1/17 (2)	3,215	3,223,037
Clayton Williams Energy, Inc., 7.75%, 8/1/13	1,450	1,355,750
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,443,200
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	833,175
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,276,000
El Paso Production Holding Co., 7.75%, 6/1/13	630	655,200
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,785,850
Giant Industries, 8.00%, 5/15/14	2,845	3,069,044
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,570,750
Northwest Pipeline Corp., 8.125%, 3/1/10	825	860,062
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (2)	2,745	2,923,425
Opti Cananda, Inc., 8.25%, 12/15/14 (2)	4,275	4,488,750
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	729,006
Petrobras International Finance Co., 7.75%, 9/15/14	670	740,350

4

Petrohawk Energy Corp., 9.125%, 7/15/13	$9,200	$9,568,000
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,420,198
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,389,987
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08 (4)	4,602	4,774,575
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (2)	6,330	6,377,475
SESI, LLC, 6.875%, 6/1/14	700	689,500
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,263,169
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (2)	3,580	3,741,100
United Refining Co., Sr. Notes, 10.50%, 8/15/12	6,380	6,635,200
Verasun Energy Corp., 9.875%, 12/15/12	3,555	3,732,750
		$81,915,003
Entertainment/Film — 1.3%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$5,070	$5,355,187
AMC Entertainment, Inc., Variable Rate, 9.624%, 8/15/10	695	721,062
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	9,605	8,212,275
		$14,288,524
Environmental — 0.5%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,632,550
		$5,632,550
Food & Drug Retail — 1.4%
Rite Aid Corp., 6.125%, 12/15/08 (2)	$11,830	$11,815,212
Rite Aid Corp., 8.125%, 5/1/10	3,495	3,591,112
		$15,406,324
Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,674,350
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	4,046,250
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,945	6,108,487
		$15,829,087
Gaming — 7.2%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (2)	$4,410	$4,503,712
CCM Merger, Inc., 8.00%, 8/1/13 (2)	2,435	2,431,956
Chukchansi EDA, Sr. Notes, Variable Rate, 8.877%, 11/15/12 (2)	3,320	3,423,750
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	964,772
Galaxy Entertainment Finance, 9.875%, 12/15/12 (2)	5,505	5,986,687
Galaxy Entertainment Finance, Variable Rate, 10.354%, 12/15/10 (2)	2,800	2,989,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (2)	2,385	2,563,875
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	5,414,775
Las Vegas Sands Corp., 6.375%, 2/15/15	3,340	3,264,850
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (2)	1,620	1,097,550
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,005	3,155,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,638,687

5

OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	$5,725	$5,696,375
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (2)	420	463,050
San Pasqual Casino, 8.00%, 9/15/13 (2)	3,740	3,833,500
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,501,625
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,046,375
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,550	15,472,250
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (2)	3,605	3,767,225
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (2)	875	904,531
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (2)	9,837	10,476,405
		$80,596,200
Healthcare — 5.5%
Accellent, Inc., 10.50%, 12/1/13	$2,910	$3,040,950
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,333,850
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	2,975	2,387,438
CDRV Investors, Inc., Sr. Notes, Variable Rate, 9.86%, 12/1/11	3,180	3,140,250
HCA, Inc., 8.75%, 9/1/10	1,545	1,614,525
HCA, Inc., 9.25%, 11/15/16 (2)	7,090	7,550,850
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,780	5,054,850
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (2)	4,400	4,444,000
National Mentor Holdings, Inc., Sr. Sub. Notes, 11.25%, 7/1/14 (2)	2,230	2,425,125
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,417,400
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	1,240	1,233,800
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	4,900	5,047,000
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,838,225
US Oncology, Inc., 10.75%, 8/15/14	6,350	7,080,250
Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, Variable Rate, 11.25%, (0.00% until 2009), 10/1/15	1,280	1,033,600
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,354,838
		$60,996,951
Homebuilders/Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15	$955	$845,175
		$845,175
Leisure — 2.7%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (2)	$2,644	$2,749,534
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (2)	2,315	2,326,575
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.12%, 4/1/12 (2)	3,985	4,004,925

6

Universal City Developement Partners, Sr. Notes, 10.121%, 4/1/10	$10,675	$11,435,594
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.121%, 5/1/10	9,385	9,736,938
		$30,253,566
Metals/Mining — 1.9%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14 (2)	$2,560	$2,668,800
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16 (2)	5,660	5,886,400
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,810,688
FMG Finance PTY, Ltd., Variable Rate, 9.369%, 9/1/11	1,920	1,972,800
FMG Finance PTY, Ltd., Variable Rate, 10.625%, 9/1/16 (2)	3,270	3,621,525
Novelis, Inc., 7.25%, 2/15/15	5,460	5,623,800
		$21,584,013
Paper — 2.1%
Georgia-Pacific Corp., 9.50%, 12/1/11	$510	$563,550
Jefferson Smurfit Corp., 7.50%, 6/1/13	887	860,390
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,534,663
NewPage Corp., 10.00%, 5/1/12	6,125	6,706,875
NewPage Corp., Variable Rate, 11.621%, 5/1/12	1,655	1,820,500
Smurfit-Stone Container Corp., Sr. Notes, 9.75%, 2/1/11	425	440,938
Stone Container Corp., 7.375%, 7/15/14	4,415	4,238,400
		$23,165,316
Publishing/Printing — 0.8%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$2,624	$2,525,600
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,671,525
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	808,450
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16 (2)	2,575	2,629,719
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	1,038,525
		$8,673,819
Railroad — 0.9%
Kansas City Southern Railway Co., 9.50%, 10/1/08	$1,095	$1,152,488
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,488,625
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,830	1,985,550
		$9,626,663
Restaurants — 0.9%
EL Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,703,350
NPC International, Inc., 9.50%, 5/1/14	4,045	4,186,575
Sbarro, Inc., Sr. Notes, 10.375%, 2/1/15 (2)	1,070	1,096,750
		$9,986,675
Services — 4.8%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15 (2)	$3,165	$3,255,994
Aramark Corp., Sr. Notes, Variable Rate, 8.86%, 2/1/15 (2)	1,690	1,732,250

7

Education Management, LLC, 8.75%, 6/1/14	$3,235	$3,412,925
Education Management, LLC, 10.25%, 6/1/16	4,495	4,854,600
Hertz Corp., 8.875%, 1/1/14	6,240	6,661,200
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (2)	1,220	1,250,500
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (2)	2,545	2,487,738
Medimedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (2)	650	684,125
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,557,500
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,943,850
Rental Service Corp., 9.50%, 12/1/14 (2)	1,070	1,123,500
Sabre Holdings Corp., 7.35%, 8/1/11	7,710	7,505,662
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12 (2)(4)	4,669	4,997,306
United Rentals North America, Inc., 6.50%, 2/15/12	1,460	1,445,400
West Corp., Sr. Notes, 9.50%, 10/15/14 (2)	6,050	6,155,875
		$54,068,425
Steel — 0.8%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,255,836
RathGibson, Inc., 11.25%, 2/15/14	5,020	5,346,300
		$8,602,136
Super Retail — 5.0%
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	$2,595	$2,698,800
GameStop Corp., 8.00%, 10/1/12	15,065	16,006,563
GameStop Corp., Variable Rate, 9.235%, 10/1/11	4,515	4,706,888
General Nutrition Centers, Inc., 8.625%, 1/15/11	940	996,400
General Nutrition Centers, Inc., Sr. Sub. Notes, 8.50%, 12/1/10	2,355	2,455,088
GNC Parent Corp., 12.14%, 12/1/11 (2)	5,405	5,540,125
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14 (2)	6,880	7,378,800
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16 (2)	1,510	1,638,350
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,790	6,369,000
Neiman Marcus Group, Inc., 10.375%, 10/15/15	3,395	3,810,888
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14 (2)	1,075	1,108,594
Toys “R” Us, 7.375%, 10/15/18	3,590	3,060,475
		$55,769,971
Technology — 2.3%
Activant Solutions, Inc., Sr. Sub. Notes, 9.50%, 5/1/16 (2)	$1,130	$1,101,750
Avago Technologies Finance, Sr. Notes, 10.375%, 12/1/13 (2)	1,555	1,656,075
Avago Technologies Finance, Sr. Sub. Notes, 11.875%, 12/1/15 (2)	850	935,000
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.298%, 2/1/15	1,545	1,581,326
Freescale Semiconductor, Sr. Notes, 9.125%, 12/15/14 (2)	1,075	1,073,656
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15 (2)	645	661,125
Sungard Data Systems, Inc., 9.125%, 8/15/13	3,375	3,569,063

8

Sungard Data Systems, Inc., Variable Rate, 9.973%, 8/15/13	$1,170	$1,225,575
UGS Corp., 10.00%, 6/1/12	12,660	13,926,000
		$25,729,570
Telecommunications — 5.3%
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,448,794
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (2)	3,475	3,735,625
Intelsat Bermuda Ltd., 9.25%, 6/15/16 (2)	3,770	4,156,425
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	15,905	15,586,900
IWO Holdings, Inc., 14.00%, 1/15/11 (3)	7,490	0
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14 (2)	2,665	2,738,288
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,265	1,293,463
Qwest Communications International, Inc., 7.50%, 2/15/14	7,810	8,102,875
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	710	724,200
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,701,388
Qwest Corp., Sr. Notes, Variable Rate, 8.61%, 6/15/13	685	750,075
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	401,850
Rogers Wireless, Inc., Variable Rate, 8.485%, 12/15/10	3,870	3,957,075
U.S. West Communications, Debs., 7.20%, 11/10/26	585	590,850
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,359,495
Windstream Corp., 8.125%, 8/1/13	3,325	3,595,156
		$59,142,459
Textiles/Apparel — 3.9%
Hanesbrands, Inc., Sr. Notes, Variable Rate, 8.735%, 12/15/14 (2)	$4,715	$4,868,238
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	4,935	5,181,750
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,640	1,779,400
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	11,260	12,512,675
Levi Strauss & Co., Sr. Notes, Variable Rate, 10.11%, 4/1/12	5,320	5,479,600
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,897,200
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,650	3,741,250
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,383,750
		$43,843,863
Transportation Ex Air/Rail — 0.4%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,664,513
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	3,000,128
		$4,664,641
Utilities — 3.2%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (2)	$2,030	$2,174,638
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	491,275
AES Corp., Sr. Notes, 9.00%, 5/15/15 (2)	1,585	1,703,875
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,399	2,675,851
Dynegy Holdings, Inc., 8.375%, 5/1/16	2,320	2,465,000

9

Mission Energy Holding Co., 13.50%, 7/15/08	$3,895	$4,289,369
NGC Corp., 7.625%, 10/15/26	3,205	3,124,875
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,557,750
NRG Energy, Inc., 7.375%, 1/15/17	5,370	5,383,425
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,145	2,153,044
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,479,725
Reliant Energy, Inc., 9.25%, 7/15/10	1,875	1,978,125
		$35,476,952
Total Corporate Bonds & Notes (identified cost $932,899,759)		$973,187,051

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35 (2)	$3,890	$4,055,325
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,755	1,496,138
Total Convertible Bonds (identified cost, $5,672,764)		$5,551,463

Common Stocks — 1.0%

Security	Shares	Value
Gaming — 0.7%
Shreveport Gaming Holdings, Inc. (4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc. (5)	409,960	7,280,889
		$7,388,239
Healthcare — 0.3%
Triad Hospitals, Inc. (5)	38,152	$1,621,460
Universal Health Services, Inc., Class B (5)	35,000	2,027,550
		$3,649,010
Leisure — 0.0%
HRP, Class B (5)	2,375	$24
		$24
Total Common Stocks (identified cost $8,543,689)		$11,037,273

Convertible Preferred Stocks — 1.3%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	61,160	$5,855,458
Chesapeake Energy Corp., 5.00% (2)	14,401	1,479,703
		$7,335,161

10

Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	$7,729,512
		$7,729,512
Total Convertible Preferred Stocks (identified cost $13,591,828)		$15,064,673

Miscellaneous — 0.0%

Security	Shares	Value
Utilities — 0.0%
Mirant Corp., Escrow Certificate (2)	1,440,000	$26,640
Mirant Corp., Escrow Certificate (6)	3,200,000	50,080
		$76,720
Total Miscellaneous (identified cost $0)		$76,720

Warrants — 0.3%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (4)(5)(6)	25,351	$152,107
		$152,107
Telecommunications — 0.3%
American Tower Corp., Exp. 8/1/08 (2)(5)	5,070	$2,841,735
		$2,841,735
Total Warrants (identified cost $1,070,114)		$2,993,842

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (7)	$17,362	$17,362,301
Total Short-Term Investments (at amortized cost, $17,362,301)		$17,362,301
Total Investments — 97.0% (identified cost $1,036,180,286)		$1,082,944,746
Other Assets, Less Liabilities — 3.0%		$33,506,217
Net Assets — 100.0%		$1,116,450,963

11

PIK	—	Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $26,420,000 as of January 31, 2007.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $248,674,416 or 22.3% of the Fund’s net assets.

(3)	Defaulted security.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.
(7)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,039,312,084
Gross unrealized appreciation	$51,033,085
Gross unrealized depreciation	(7,400,423)
Net unrealized appreciation	$43,632,662

Restricted Securities

At January 31, 2007, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

12

Description	Date of Acquisition	Shares/Face	Cost		Fair Value
Warrants
Mirant Corp., Escrow Certificate	1/05/07	3,200,000	$0	(1)	$50,080
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/08/99	25,351	$0	(1)	$152,107
Total Restricted Securities			$0		$202,187

(1)          Less than $0.50.

13

Eaton Vance  International Equity Fund  as of January 31, 2007 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $5,900,585 and the Fund owned approximately 38.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

International Equity Portfolio                                                                                                        as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Airlines — 0.9%
Air France-KLM	3,200	$143,884
		$143,884
Automobiles — 3.2%
Honda Motor Co., Ltd. ADR	7,000	$275,310
Toyota Motor Corp. ADR	1,600	210,848
		$486,158
Beverages — 5.1%
Diageo PLC ADR	3,600	$283,428
Fomento Economico Mexicano SA de CV ADR	2,300	276,161
Heineken Holding NV	2,000	86,326
InBev NV	1,900	122,186
		$768,101
Capital Markets — 3.2%
Deutsche Bank AG	1,100	$156,211
UBS AG	5,200	327,652
		$483,863
Chemicals — 0.8%
BASF AG ADR	1,200	$116,124
		$116,124
Commercial Banks — 20.1%
Anglo Irish Bank Corp. PLC	9,000	$182,297
Australia and New Zealand Banking Group, Ltd. ADR	1,000	113,750
Banco Bilbao Vizcaya Argentaria SA ADR	7,000	175,560
Banco Santander Central Hispano SA ADR	20,000	377,400
Bank of Ireland	6,800	152,046
Barclays PLC ADR	6,400	377,536
BNP Paribas SA	1,200	133,995
Commerzbank AG ADR	6,000	252,456
Danske Bank A/S	2,700	124,000
DBS Group Holdings, Ltd. ADR	4,000	229,085
Grupo Financiero Banorte SA de C.V.	26,000	103,098
HBOS PLC	4,500	98,117
HSBC Holdings PLC ADR	2,200	202,026
Mitsubishi UFJ Financial Group, Inc. ADR	17,000	206,550
Societe Generale	900	159,286
Woori Finance Holdings Co., Ltd. ADR (1)	2,200	156,112
		$3,043,314
Communications Equipment — 1.0%
Nokia Oyj, ADR	6,800	$150,280
		$150,280

1

Construction & Engineering — 1.2%
Vinci SA	1,300	$179,258
		$179,258
Consumer Finance — 1.6%
Orix Corp. ADR	1,700	$248,880
		$248,880
Diversified Financial Services — 2.9%
Fortis	2,200	$92,402
ING Groep NV ADR	8,000	352,480
		$444,882
Diversified Telecommunication Services — 5.6%
BT Group PLC ADR	7,000	$427,280
Koninklijke KPN NV	19,400	279,566
TeliaSonera AB	17,000	136,462
		$843,308
Electric Utilities — 7.4%
E. ON AG ADR	6,000	$272,340
Endesa SA ADR	6,900	346,449
Enel SPA ADR	5,000	266,750
Scottish and Southern Energy PLC	8,000	235,052
		$1,120,591
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	1,500	$74,636
		$74,636
Energy Equipment & Services — 2.8%
Acergy SA ADR (1)	14,600	$285,284
Tenaris SA ADR	2,800	132,916
		$418,200
Food & Staples Retailing — 1.8%
AEON Co., Ltd. ADR	7,000	$151,910
Controladora Comercial Mexicana SA de C.V.	45,000	122,274
		$274,184
Food Products — 2.0%
Nestle SA ADR	3,400	$310,797
		$310,797
Household Durables — 0.9%
Sekisui House, Ltd. ADR	10,000	$139,881
		$139,881
Industrial Conglomerates — 1.5%
Keppel Corp., Ltd. ADR	10,000	$232,989
		$232,989

2

Insurance — 4.2%
Aviva PLC	7,000	$112,828
AXA SA ADR	8,500	360,995
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	158,080
		$631,903
Machinery — 2.6%
AB SKF ADR	3,500	$68,819
Komatsu, Ltd. ADR	1,800	151,786
Minebea Co., Ltd.	11,000	72,947
Vallourec SA	400	104,041
		$397,593
Medical Products — 0.8%
Synthes, Inc.	950	$119,477
		$119,477
Metals & Mining — 4.3%
Anglo American PLC ADR	6,500	$151,775
Companhia Vale do Rio Doce ADR	5,600	160,888
Rio Tinto PLC ADR	1,300	281,073
Teck Cominco, Ltd., Class B	800	59,072
		$652,808
Multi-Utilities — 2.3%
RWE AG ADR	3,400	$354,156
		$354,156
Office Electronics — 2.4%
Canon, Inc. ADR	6,800	$359,108
		$359,108
Oil, Gas & Consumable Fuels — 5.7%
ENI SPA ADR	1,700	$109,599
Norsk Hydro ASA ADR	4,000	129,200
Petroleo Brasileiro SA ADR	2,500	221,750
Total SA ADR	6,000	408,300
		$868,849
Pharmaceuticals — 4.6%
Novartis AG ADR (1)	4,800	$276,912
Roche Holdings AG ADR	3,900	365,215
Takeda Pharmaceutical Co., Ltd.	800	52,212
		$694,339
Real Estate Management & Development — 0.9%
Sun Hung Kai Properties, Ltd. ADR	11,000	$133,114
		$133,114

3

Road & Rail — 0.8%
Canadian Pacific Railway, Ltd.	2,200	$120,428
		$120,428
Software — 0.6%
UbiSoft Entertainment SA (1)	2,200	$88,336
		$88,336
Tobacco — 2.7%
British American Tobacco PLC ADR	2,800	$171,220
Japan Tobacco, Inc.	50	239,602
		$410,822
Trading Companies & Distributors — 0.9%
Mitsubishi Corp. ADR	3,600	$145,238
		$145,238
Wireless Telecommunication Services — 2.3%
China Mobile, Ltd. ADR	3,100	$143,065
Philippine Long Distance Telephone Co. ADR	3,800	199,956
		$343,021
Total Common Stocks (identified cost $13,649,016)		$14,798,522

Closed End Funds — 0.5%

Security	Shares	Value
Central Europe and Russia Fund, Inc.	1,500	$75,660
		$75,660
Total Closed End Funds (identified cost $77,355)		$75,660

Short-Term Investments — 2.7%

	Interest
Security	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (2)	417	$416,828
Total Short-Term Investments (at amortized cost, $416,828)		$416,828
Total Investments — 100.8% (identified cost $14,143,199)		$15,291,010
Other Assets, Less Liabilities — (0.8)%		$(127,266)
Net Assets — 100.0%		$15,163,744

4

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	15.4%	$2,340,335
Japan	15.4	2,328,908
France	10.5	1,578,095
Switzerland	9.2	1,400,053
Germany	8.6	1,309,367
Spain	5.9	899,409
Netherlands	4.7	718,372
Mexico	3.3	501,533
Singapore	3.0	462,074
Norway	2.7	414,484
Brazil	2.5	382,638
Italy	2.5	376,349
Ireland	2.2	334,343
Belgium	1.4	214,588
Sweden	1.4	205,281
Philippines	1.3	199,956
Canada	1.2	179,500
Republic of Korea	1.0	156,112
Finland	1.0	150,280
China	1.0	143,065
Hong Kong	0.9	133,114
Argentina	0.9	132,916
Denmark	0.8	124,000
Australia	0.8	113,750
Russia	0.5	$75,660
Total Common Stocks and Closed End Funds	98.1%	$14,874,182
Short-Term Investments	2.7%	416,828

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$14,148,324
Gross unrealized appreciation	$1,209,713
Gross unrealized depreciation	(67,027)
Net unrealized appreciation	$1,142,686

5

Eaton Vance Low Duration Fund as of January 31, 2007 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), is a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2007, the Fund owned approximately 99.7% of Investment Portfolio’s outstanding interests and approximately 0.1% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedules of Investments at January 31, 2007 is set forth below.

Investment	Value	% of Net Assets
Investment Portfolio (identified cost, $34,292,525)	$33,852,051	91.4%
Floating Rate Portfolio (identified cost, $3,435,122)	$3,470,352	9.4%
Total Investments — 101.0% (identified cost, $37,727,647)	$37,322,403	100.8%
Other Assets, Less Liabilities	$(305,795)	(0.8)%
Net Assets — 100.0%	$37,016,608	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Investment Portfolio                                                                                                                          as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

 Mortgage Pass-Throughs—93.5%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC:
5.527%, with various maturities to 2037 (1)	$1,513	$1,509,494
5.578%, with maturity at 2022 (1)	981	984,379
6.50%, with maturity at 2019	770	785,261
7.50%, with maturity at 2017	775	802,865
8.00%, with various maturities to 2025	1,557	1,625,955
9.25%, with maturity at 2017	173	177,382
		$5,885,336
FNMA:
5.00%, with maturity at 2014	$1,806	$1,773,432
5.25%, with maturity at 2018 (1)	83	83,316
5.371%, with maturity at 2018 (1)	228	226,660
5.596%, with maturity at 2027 (1)	2,105	2,106,771
5.615%, with maturity at 2036 (1)	1,289	1,290,104
5.632%, with various maturities to 2035 (1)	2,685	2,688,028
5.644%, with maturity at 2036 (1)	1,491	1,492,136
6.395%, with maturity at 2032 (1)	1,376	1,399,076
7.00%, with maturity at 2012	753	768,637
8.00%, with maturity at 2023	429	455,092
9.00%, with maturity at 2011	727	743,106
9.50%, with various maturities to 2022	2,563	2,767,209
9.611%, with maturity at 2018 (2)	1,199	1,305,897
		$17,099,464
GNMA:
5.125%, with various maturities to 2027 (1)	$2,218	$2,247,821
8.25%, with maturity at 2020	646	693,226
9.00%, with maturity at 2017	880	962,509
		$3,903,556
Collateralized Mortgage Obligations:
FHLMC, Series 1395, Class F, 5.008%, due 2022 (3)	$231	$226,129
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	246	246,057
FNMA, Series 1993-140, Class J, 6.65%, due 2013	1,727	1,733,204
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	996	1,023,260
FNMA, Series 2001-4, Class GA, 10.257%, due 2025 (2)(4)	665	734,420
FNMA, Series G93-17, Class FA, 6.344%, due 2023	468	477,538
FNMA, Series G97-4, Class FA, 6.144%, due 2027 (3)	430	437,216
		$4,877,824
Total Mortgage Pass-Throughs
(identified cost $32,016,889)		$31,766,180

1

Short-Term Investments—5.9%

	Shares/
	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (5)	1,988	$1,988,190
Total Short-Term Investments
(at amortized cost, $1,988,190)		$1,988,190
Total Investments—99.4%
(identified cost $34,005,079)		$33,754,370
Other Assets, Less Liabilities—0.6%		$207,530
Net Assets—100.0%		$33,961,900

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)
(1)		Adjustable rate mortgage.
(2)		Weighted average coupon that resets monthly.
(3)		Floating-rate security
(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/07	30 U.S. Treasury Note	Long	$(3,265,547)	$(3,202,500)	$(63,047)

At January 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$34,260,992
Gross unrealized appreciation	$28,727
Gross unrealized depreciation	(535,349)
Net unrealized depreciation	$(506,622)

Eaton Vance Strategic Income Fund   as of January 31, 2007 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In so doing, the Fund invests primarily (over 50% of net assets) in Strategic Income Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2007, the Fund owned approximately 86.8% of Strategic Income Portfolio’s outstanding interests, approximately 6.3% of High Income Portfolio’s outstanding interests and approximately 3.8% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2007 is set forth below followed by the Schedule of Investments of Strategic Income Portfolio.

Investment	Value	% of Net Assets
Strategic Income Portfolio (identified cost, $519,895,487)	$531,058,098	60.2%
High Income Portfolio (identified cost, $69,660,757)	$70,650,439	8.0%
Floating Rate Portfolio (identified cost, $284,112,906)	$285,845,483	32.4%
Total Investments (identified cost, $870,669,150)	$887,554,020	100.6%
Other Assets, Less Liabilities	$(4,976,520)	(0.6)%
Net Assets	$882,577,500	100.0%

Strategic Income Portfolio                                                                                                              as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 65.1%

Security		Principal	U.S. $ Value
Brazil — 0.7%
Federal Republic of Brazil, 10.00%, 1/1/14	BRL	10,152,000	$4,251,991
Total Brazil (identified cost $3,841,777)			$4,251,991
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.43%, 11/17/15 (2)		$3,000,000	$3,122,071
Total Chile (identified cost $3,000,000)			$3,122,071
Colombia — 1.0%
Republic of Colombia, 11.75%, 3/1/10	COP	13,690,000,000	$6,471,012
Total Colombia (identified cost $6,421,704)			$6,471,012
Egypt — 7.2%
Egyptian Treasury Bill, 0.00%, 2/6/07	EGP	2,150,000	$377,199
Egyptian Treasury Bill, 0.00%, 2/6/07	EGP	31,475,000	5,522,020
Egyptian Treasury Bill, 0.00%, 2/13/07	EGP	21,450,000	3,756,536
Egyptian Treasury Bill, 0.00%, 3/13/07	EGP	13,200,000	2,295,345
Egyptian Treasury Bill, 0.00%, 4/3/07	EGP	64,650,000	11,182,396
Egyptian Treasury Bill, 0.00%, 4/10/07 (1)	EGP	16,600,000	2,866,203
Egyptian Treasury Bill, 0.00%, 5/8/07	EGP	32,725,000	5,610,554
Egyptian Treasury Bill, 0.00%, 5/15/07	EGP	35,600,000	6,092,493
Egyptian Treasury Bill, 0.00%, 11/13/07	EGP	21,000,000	3,427,715
Egyptian Treasury Bill, 0.00%, 2/27/07	EGP	15,410,000	2,689,176
Total Egypt (identified cost $43,614,159)			$43,819,637
Indonesia — 3.1%
APP Finance VI, 0.00%, 11/18/12 (3)(4)(5)		$4,000,000	$40,000
APP Finance VII, 3.50%, 4/30/24 (3)(4)(5)		2,000,000	25,000
Indonesia Recapital, 14.00%, 6/15/09 (1)	IDR	76,000,000,000	9,416,484
Republic of Indonesia, 12.00%, 9/15/11 (1)	IDR	80,000,000,000	9,692,304
Total Indonesia (identified cost $21,618,744)			$19,173,788
Kazakhstan — 1.0%
Kazakhstan Treasury Notes, 0.00%, 2/16/07	KZT	753,000,000	$5,961,651
Total Kazakhstan (identified cost $5,952,132)			$5,961,651

1

United States — 51.6%
Corporate Bonds & Notes — 0.3%
Baltimore Gas and Electric, 6.73%, 6/12/12	$400,000	$418,863
Eaton Corp., 8.875%, 6/15/19	500,000	627,414
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,096,501
Total Corporate Bonds & Notes (identified cost, $1,937,200)		$2,142,778
Collateralized Mortgage Obligations — 6.6%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	$942,985	$967,454
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	804,600	822,357
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	3,196,656	3,269,670
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	682,234	698,122
Federal National Mortgage Association, Series 1992-180, Class F, 6.494%, 10/25/22 (6)	3,228,383	3,307,982
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,016,213	1,037,213
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,381,791	2,465,062
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	3,215,935	3,374,586
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,204,549	2,278,698
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	4,024,826	4,036,354
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	2,855,579	2,958,826
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,855,254	1,981,400
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	722,729	751,295
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,303,254	2,432,784
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	500,515	520,402
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,438,928	3,540,692
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	776,716	791,102
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,020,625
Total Collateralized Mortgage Obligations (identified cost, $41,464,812)		$40,254,624

2

Mortgage Pass-Throughs — 44.4%
Federal Home Loan Mortgage Corp.:
5.778% with maturity at 2023 (7)	$1,689,932	$1,703,890
6.00% with maturity at 2024	7,168,426	7,255,816
6.50% with various maturities to 2024	8,711,345	8,933,297
7.00% with various maturities to 2024	3,326,763	3,481,899
7.31% with maturity at 2026	677,428	703,037
7.50% with various maturities to 2027	9,702,631	10,281,710
7.95% with maturity at 2022	909,211	978,251
8.00% with various maturities to 2021	928,784	976,910
8.15% with maturity at 2021	663,510	666,581
8.30% with maturity at 2021	476,335	505,159
8.47% with maturity at 2018	465,514	503,923
8.50% with various maturities to 2028	3,049,034	3,295,544
9.00% with various maturities to 2027	1,841,225	2,000,200
9.25% with various maturities to 2016	179,231	182,499
9.50% with various maturities to 2027	659,453	736,749
9.75% with various maturities to 2020	56,677	59,728
10.00% with maturity at 2020	1,503,636	1,637,615
10.50% with maturity at 2021	1,057,757	1,198,638
11.00% with maturity at 2016	1,649,524	1,856,739
13.25% with maturity at 2013	3,876	4,304
		$46,962,489
Federal National Mortgage Association:
5.527% with various maturities to 2033 (7)	$41,361,037	$41,394,880
5.595% with maturity at 2035 (7)	12,023,498	12,034,223
5.596% with maturity at 2022 (7)	4,766,751	4,769,187
5.632% with various maturities to 2035 (7)	85,282,105	85,352,321
5.782% with maturity at 2025 (7)	3,047,267	3,059,017
5.982% with maturity at 2024 (7)	2,668,783	2,690,392
6.061% with maturity at 2023 (7)	658,561	668,339
6.395% with maturity at 2032 (7)	8,973,090	9,124,412
6.50% with various maturities to 2028	6,914,518	7,087,877
7.00% with various maturities to 2024	1,511,339	1,567,956
7.011% with maturity at 2028 (7)	722,206	738,059
7.059% with maturity at 2025 (7)	1,196,537	1,217,833
7.50% with various maturities to 2027	10,558,855	11,046,875
8.00% with various maturities to 2028	16,608,656	17,645,817
8.50% with various maturities to 2026	287,987	301,707
8.944% with maturity at 2010 (10)	139,680	143,699
9.00% with various maturities to 2024	1,102,442	1,169,605
9.013% with maturity at 2028 (10)	1,885,448	2,066,312
9.50% with various maturities to 2030	2,544,112	2,804,961
10.938% with maturity at 2027 (10)	1,917,345	2,184,132
		$207,067,604

3

Government National Mortgage Association:
5.125% with maturity at 2024 (7)	$1,296,931	$1,315,459
7.00% with various maturities to 2025	3,863,449	4,031,878
7.50% with various maturities to 2028	3,965,137	4,181,405
7.75% with maturity at 2019	47,195	50,429
8.00% with various maturities to 2023	1,597,441	1,716,393
8.30% with various maturities to 2020	402,647	431,111
8.50% with various maturities to 2021	302,527	327,062
9.00% with various maturities to 2025	1,176,731	1,295,329
9.50% with various maturities to 2026 (8)	3,548,554	3,986,349
		$17,335,415
Total Mortgage Pass-Throughs (identified cost, $273,318,239)		$271,365,508
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21 (identified cost, $1,810,484)	1,500,000	1,931,368
Total United States (identified cost $318,530,735)		$315,694,278
Total Bonds & Notes (identified cost, $402,979,251)		$398,494,428

Common Stocks — 0.2%

Security	Shares	Value
China — 0.2%
Commercial Banks — 0.2%
Industrial and Commercial Bank of China (3)	2,191,752	$1,271,427
		$1,271,427
Total China (identified cost $873,015)		$1,271,427
Indonesia — 0.0%
Business Services — 0.0%
APP China (3)	8,155	$326,200
		$326,200
Total Indonesia (identified cost $1,522,635)		$326,200
Total Common Stocks (identified cost $2,395,650)		$1,597,627

4

Short-Term Investments — 34.8%

Description	Interest/Principal (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (9)	$211,525	$211,524,779
Investors Bank and Trust Company Time Deposit, 5.28%, 2/1/07	1,220	1,220,000
Total Short-Term Investments (at amortized cost, $212,744,779)		$212,744,779

Call Options Purchased — 0.5%

Contracts	Security	Value
800,000 EUR	Euro Call Option, Expires 1/8/2009, Strike Price 1.3270 (1)	$35,573
800,000 EUR	Euro Call Option, Expires 10/02/2008, Strike Price 1.2738 (1)	54,410
800,000 EUR	Euro Call Option, Expires 10/10/2008, Strike Price 1.2950 (1)	44,990
800,000 EUR	Euro Call Option, Expires 10/16/2008, Strike Price 1.2990 (1)	43,499
800,000 EUR	Euro Call Option, Expires 10/30/2008, Strike Price 1.3155 (1)	37,414
800,000 EUR	Euro Call Option, Expires 11/13/2008, Strike Price 1.3195 (1)	36,407
800,000 EUR	Euro Call Option, Expires 11/26/2008, Strike Price 1.3540 (1)	25,688
800,000 EUR	Euro Call Option, Expires 12/11/2008, Strike Price 1.3506 (1)	27,091
37,083,000	Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	1,361,031
32,000	Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	950,002
Total Call Options Purchased (at identified cost, $972,965)		$2,616,105

Put Options Purchased — 0.0%

Contracts	Security	Value
800,000 EUR	Euro Put Option, Expires 1/08/2009, Strike Price 1.3270 (1)	$35,120
800,000 EUR	Euro Put Option, Expires 10/02/2008, Strike Price 1.2738 (1)	17,094
800,000 EUR	Euro Put Option, Expires 10/10/2008, Strike Price 1.2950 (1)	23,032
800,000 EUR	Euro Put Option, Expires 10/16/2008, Strike Price 1.2990 (1)	24,349
800,000 EUR	Euro Put Option, Expires 10/30/2008, Strike Price 1.3155 (1)	30,021
800,000 EUR	Euro Put Option, Expires 11/13/2008, Strike Price 1.3195 (1)	31,639
800,000 EUR	Euro Put Option, Expires 11/26/2008, Strike Price 1.3540 (1)	45,659
800,000 EUR	Euro Put Option, Expires 12/11/2008, Strike Price 1.3506 (1)	44,295
Total Put Options Purchased (at identified cost, $331,493)		$251,209
Total Investments — 100.6% (identified cost $619,424,138)		$615,704,148
Other Assets, Less Liabilities — (0.6)%		$(3,900,483)
Net Assets — 100.0%		$611,803,665

5

BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security pays 3.8% coupon and accrues principle based on annual increases in the Chilean UF Rate, for an effective yield of 7.43%.
(3)	Non-income producing security.
(4)	Convertible bond.
(5)	Defaulted security.
(6)	Floating-Rate.
(7)	Adjustable rate securities. Rates shown are the rates at period end.
(8)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(9)

Affiliated investment investing in high quality, U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

(10)	Weighted average coupon that resets monthly.

See notes to financial statements.

6

A summary of financial instruments at January 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
02/02/07	Brazilian Real 12,800,000	United States Dollar 6,024,380	$1,559
02/02/07	Mexican Peso 63,280	United States Dollar 5,736	5
			$1,564

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
02/09/07	Australian Dollar 11,900,000	New Zealand Dollar 13,540,296	$(86,410)
02/02/07	Brazilian Real 12,800,000	United States Dollar 5,933,893	88,928
04/03/07	Brazilian Real 7,990,500	United States Dollar 3,727,782	(116)
02/05/07	Euro 15,294,567	Romanian Leu 52,000,000	22,587
02/28/07	Euro 3,766,990	Hungarian Forint 970,000,000	(17,210)
02/08/07	Icelandic Kroner 773,754,000	Euro 8,326,202	464,210
02/22/07	Icelandic Kroner 324,000,000	Euro 3,542,920	100,507
02/28/07	Icelandic Kroner 812,296,000	Euro 9,050,652	11,123
02/09/07	Indian Rupee 1,281,000,000	United States Dollar 28,780,049	205,868
02/09/07	Indonesian Rupiah 75,000,000,000	United States Dollar 8,245,383	(7,019)
02/28/07	Kazakjstan Tenge 354,300,000	United States Dollar 2,817,495	(4,011)
08/03/07	Kazakjstan Tenge 163,000,000	United States Dollar 1,376,689	(76,747)
02/09/07	Malaysian Ringgit 173,600,000	United States Dollar 49,523,714	78,817
02/06/07	Mexican Peso 55,000,000	United States Dollar 5,002,956	(22,480)
02/12/07	Mexican Peso 86,070,000	United States Dollar 7,805,387	(13,904)

7

02/22/07	Mexican Peso 62,200,000	United States Dollar 5,685,921	$(58,290)
02/08/07	Philippines Peso 1,467,000,000	United States Dollar 30,152,882	(149,792)
02/28/07	Polish Zloty 28,550,000	Euro 7,256,230	49,549
02/15/07	Romanian Leu 24,100,000	Euro 7,064,548	13,676
02/19/07	Romanian Leu 17,695,000	Euro 5,220,072	(35,481)
02/20/07	Romanian Leu 27,425,000	Euro 8,092,835	(58,096)
06/20/07	Romanian Leu 35,652,000	Euro 10,307,025	37,295
02/22/07	Romanian Leu 52,000,000	Euro 15,317,996	(78,461)
02/09/07	Serbian Dinar 291,750,000	Euro 3,704,762	(16,086)
02/26/07	Serbian Dinar 186,500,000	Euro 2,364,621	(20,914)
02/28/07	Serbian Dinar 433,000,000	Euro 5,503,444	(70,256)
04/02/07	Serbian Dinar 136,204,000	Euro 1,713,689	(18,754)
04/30/07	Serbian Dinar 295,250,000	Euro 3,716,174	(43,818)
02/09/07	Singapore Dollar 12,300,000	United States Dollar 8,002,602	5,119
02/05/07	Turkish Lira 7,665,868	United States Dollar 5,348,778	74,349
02/14/07	Turkish Lira 9,500,000	United States Dollar 6,619,659	82,128
02/28/07	Turkish Lira 11,661,000	United States Dollar 8,072,847	108,318
			$564,629

8

Futures Contracts

					Net Unrealized
Expiration					Appreciation
Date(s)	Contracts	Position	Cost	Value	(Depreciation)
03/07	1173 US Treasury Note	Long	$127,724,525	$125,217,750	$(2,506,775)
03/07	80 Nikkei 225	Long	6,552,340	6,972,000	419,660
03/07	60 Japan 10 Year Bond	Short	(66,839,798)	(66,706,349)	(133,449)
03/07	165 FTSE/JSE Top 40	Short	(5,382,005)	(5,238,828)	(143,177)
					$(2,363,741)

Descriptions of the underlying instruments to Futures Contracts:

US Treasury Note: United States Treasury bond having a maturity of 6½ years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Interest Rate Swaps

At January 31, 2007, the Portfolio had entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of 112,000,000 MXN. In exchange, the Portfolio receives payments every 28 days at a fixed rate equal to 8.40% on the same notional amount. The effective date of the interest rate swap is January 31, 2007. The value of the contract, which terminates January 18, 2017, is recorded as a receivable for open swap contracts of $75,767 at January 31, 2007.

At January 31, 2007, the Portfolio had entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of 300,000,000 MXN. In exchange, the Portfolio receives payments every 28 days at a fixed rate equal to 7.62% on the same notional amount. The effective date of the interest rate swap is October 13, 2006. The value of the contract, which terminates March 7, 2007, is recorded as a payable for open swap contracts of $20,382 at January 31, 2007.

At January 31, 2007, the Portfolio had entered into an interest rate swap agreement with JPMorgan Chase Bank dated 12/13/2006 whereby the Portfolio will accrue interest payable at a floating rate that resets daily equal to the Brazilian Interbank Deposit Rate on the notional amount of 21,067,410 BRL, which accretes daily to a notional amount of 38,500,000 BRL at maturity date. In exchange, the Portfolio will accrue interest receivable at a fixed rate of 12.73% on the same notional amount. On maturity date, the Portfolio will make or receive a payment equal to the net of the accrued interest payable or receivable. The value of the contract, which matures on January 2, 2012 is recorded as a net receivable for open swap contracts of $172,267 at January 31, 2007.

9

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
4,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(223,308)
10,000,000 USD	4/1/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(603,924)
5,000,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to JP Morgan Chase Bank.	(150,521)
5,000,000 USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 to pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Indonesia, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to JP Morgan Chase Bank	(190,994)

10

5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	$(527,758)
3,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(145,286)
50,000,000 USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(547,018)
30,000,000 USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(102,555)

11

6,000,000 USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	$(15,829)
20,000,000 USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	(58,813)
5,000,000 USD	6/20/2011	Agreement with Credit Suisse First Boston dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Credit Suisse First Boston.	(150,521)
5,000,000 USD	7/20/2011	Agreement with Credit Suisse First Boston dated 7/18/2006 to pay 2.87% per year times the notional amount. In exchange for that periodic payment, upon default event Turkey, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey Credit Suisse First Boston.	(260,491)

12

5,000,000 USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Citigroup Global Markets, Inc.	$(150,521)
10,000,000 USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 5/16/2006 to pay 1.73% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Indonesia, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to Citigroup Global Markets, Inc.	(244,065)
7,000,000 USD	5/20/2011	Agreement with HSBC Bank USA dated 5/5/2006 to pay 1.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Serbia, HSBC Bank USA agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Serbia to HSBC Bank USA.	(10,970)
18,200,000 USD	12/20/2016	Agreement with Credit Suisse First Boston dated 10/19/2006 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Italy, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Italy to Credit Suisse First Boston.	(52,760)

13

15,000,000 USD	12/20/2016	Agreement with Lehman Brothers Inc., dated 12/1/2006 to pay 2.36% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Venezuela, Lehman Brothers Inc., agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Venezuela to Lehman Brothers Inc.	$168,919
7,500,000 USD	12/20/2016	Agreement with Lehman Brothers Inc., dated 12/11/2006 to pay 2.22% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Venezuela, Lehman Brothers Inc., agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Venezuela to Lehman Brothers Inc.	155,284

At January 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$621,865,496
Gross unrealized appreciation	$3,699,674
Gross unrealized depreciation	(9,870,541)
Net unrealized depreciation	$(6,170,867)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at January 31, 2007 on a federal income tax basis was ($4,745,914).

14

Eaton Vance Tax-Managed Dividend Income Fund                                                                  as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.2%

Security	Shares	Value
Capital Markets — 3.1%
Goldman Sachs Group, Inc. (The)	100,000	$21,216,000
UBS AG (1)	400,000	25,204,000
		$46,420,000
Commercial Banks — 12.4%
Allied Irish Banks PLC (1)	500,000	$14,443,675
Barclays PLC (1)	2,500,000	36,340,643
Danske Bank A/S (1)	850,000	39,037,128
Lloyds TSB Group PLC (1)	3,250,000	37,198,896
Wachovia Corp.	650,000	36,725,000
Wells Fargo & Co.	700,000	25,144,000
		$188,889,342
Communications Equipment — 1.5%
Nokia Oyj ADR	1,000,000	$22,100,000
		$22,100,000
Computer Peripherals — 1.3%
International Business Machines Corp.	200,000	$19,830,000
		$19,830,000
Diversified Financial Services — 6.3%
Bank of America Corp.	700,000	$36,806,000
Citigroup, Inc.	700,000	38,591,000
JPMorgan Chase & Co.	400,000	20,372,000
		$95,769,000
Diversified Telecommunication Services — 6.3%
AT&T, Inc.	1,243,750	$46,802,312
Citizens Communications Co.	1,250,000	18,325,000
Verizon Communications, Inc.	800,000	30,816,000
		$95,943,312
Electric Utilities — 7.6%
CEZ AS (1)	225,000	$9,649,726
E. ON AG (1)	100,000	13,604,655
Edison International	550,000	24,739,000
Enel SPA (1)	1,200,000	12,691,367
FirstEnergy Corp.	500,000	29,665,000
Fortum Oyj (1)	600,000	16,504,472
Iberdrola SA (1)	222,000	9,504,066
		$116,358,286
Electrical Equipment — 0.9%
Emerson Electric Co.	300,000	$13,491,000
		$13,491,000

1

Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc.	175,000	$14,777,000
GlobalSantaFe Corp. (1)	175,000	10,151,750
		$24,928,750
Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	250,000	$11,922,500
		$11,922,500
Food Products — 1.2%
Nestle SA (1)	50,000	$18,310,806
		$18,310,806
Health Care Providers & Services — 1.8%
Health Management Associates, Inc.	1,400,000	$27,230,000
		$27,230,000
Hotels, Restaurants & Leisure — 2.8%
Compass Group PLC (1)	3,500,000	$20,837,896
McDonald’s Corp.	500,000	22,175,000
		$43,012,896
Household Durables — 0.9%
Stanley Works (The)	250,000	$14,315,000
		$14,315,000
Household Products — 1.4%
Kimberly-Clark Corp.	150,000	$10,410,000
Kimberly-Clark de Mexico SA de CV (1)	2,500,000	10,732,967
		$21,142,967
Independent Power Producers & Energy Traders — 1.2%
TXU Corp.	350,000	$18,928,000
		$18,928,000
Industrial Conglomerates — 0.8%
General Electric Co.	350,000	$12,617,500
		$12,617,500
Insurance — 2.9%
Legal & General Group PLC (1)	1,250,000	$3,806,260
Lincoln National Corp.	250,000	16,785,000
St. Paul Travelers Cos., Inc. (The)	450,000	22,882,500
		$43,473,760
Metals & Mining — 5.8%
Freeport-McMoRan Copper & Gold, Inc., Class B	250,000	$14,377,500
Nucor Corp.	200,000	12,908,000
Southern Copper Corp.	450,000	28,125,000
ThyssenKrupp AG (1)	700,000	33,219,372
		$88,629,872

2

Multiline Retail — 1.6%
J.C. Penney Company, Inc.	300,000	$24,372,000
		$24,372,000
Multi-Utilities — 1.7%
RWE AG (1)	150,000	$15,659,900
Veolia Environnement (1)	150,000	10,523,797
		$26,183,697
Oil, Gas & Consumable Fuels — 9.3%
BP PLC ADR	50,000	$3,175,500
ChevronTexaco Corp.	400,000	29,152,000
ENI SpA ADR	300,000	19,341,000
Exxon Mobil Corp.	500,000	37,050,000
Marathon Oil Corp.	300,000	27,102,000
Statoil ASA ADR	450,000	12,087,000
Total SA ADR	200,000	13,610,000
		$141,517,500
Pharmaceuticals — 5.3%
GlaxoSmithKline PLC ADR	350,000	$18,945,500
Johnson & Johnson	400,000	26,720,000
Pfizer, Inc.	600,000	15,744,000
Wyeth	375,000	18,528,750
		$79,938,250
Real Estate Investment Trusts (REITs) — 2.6%
Boston Properties, Inc.	50,000	$6,304,500
Equity Residential	200,000	11,256,000
Host Hotels & Resorts, Inc.	400,000	10,588,000
Simon Property Group, Inc.	100,000	11,439,000
		$39,587,500
Road & Rail — 1.2%
Canadian National Railway Co. (1)	400,000	$18,276,000
		$18,276,000
Specialty Retail — 0.8%
Kingfisher PLC (1)	2,500,000	$11,735,876
		$11,735,876
Textiles, Apparel & Luxury Goods — 1.2%
VF Corp.	250,000	$18,967,500
		$18,967,500

3

Tobacco — 3.9%
Altria Group, Inc.	300,000	$26,217,000
Imperial Tobacco Group PLC (1)	800,000	32,430,393
		$58,647,393
Total Common Stocks (identified cost $1,129,424,694)		$1,342,538,707

Preferred Stocks — 9.7%

Security	Shares	Value
Automobiles — 0.4%
Porsche International Finance PLC, 7.20% (1)(2)	55,000	$5,701,025
		$5,701,025
Capital Markets — 0.3%
UBS Preferred Funding Trust I, 8.622% (2)(3)	43,700	$4,948,335
		$4,948,335
Commercial Banks — 3.5%
Abbey National Capital Trust I, 8.963% (2)(3)	47,500	$6,352,238
Auction Pass-Through Trust 2006-5B — USB H, 9.81% (3)(4)	40	1,294,750
Auction Pass-Through Trust 2006-6B — USB H, 9.45% (3)(4)	40	1,294,750
Barclays Bank PLC, 5.54% (1)(2)(4)	55,000	6,196,003
BNP Paribas Capital Trust, 3.535% (2)(4)	35,000	3,919,919
DB Capital Funding VIII, 6.375%	150,000	3,831,000
Den Norske Bank, 7.729% (1)(2)(3)(4)	36,000	3,904,416
First Republic Bank, 6.25%	95,000	2,424,400
First Republic Bank, 6.70%	162,000	4,195,800
HSBC Capital Funding LP, 9.547% (1)(2)(3)(4)	40,000	4,516,248
HSBC Capital Funding LP., 10.176% (1)(2)(3)(4)	32,500	4,783,600
Royal Bank of Scotland Group PLC, 5.75% (1)	71,000	1,722,460
Royal Bank of Scotland Group PLC, 6.40% (1)	145,000	3,730,850
Royal Bank of Scotland Group PLC, 9.118% (1)(2)	50,000	5,667,045
		$53,833,479
Diversified Financial Services — 0.9%
Bank of America Corp., Series D, 6.204%	200,000	$5,320,000
ING Groep NV, 6.125% (1)	242,000	6,098,400
Structured Auction Rate Securities/Stock Custodial-Receipts Merrill H, 6.01375% (3)(4)	2,100	2,330,250
		$13,748,650
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25% (4)	13,250	$1,062,071
		$1,062,071

4

Gas Utilities — 0.2%
Southern Union Co., 7.55%	118,300	$3,041,493
		$3,041,493
Insurance — 2.4%
Aegon NV, 6.50% (1)	205,000	$5,295,150
Arch Capital Group, Ltd., 7.875% (1)	26,500	687,675
Arch Capital Group, Ltd., 8.00% (1)	185,500	4,897,200
Endurance Specialty Holdings, Ltd., 7.75% (1)	231,550	6,055,033
ING Capital Funding Trust III, 8.439% (2)(3)	37,500	4,157,381
MetLife, Inc., 6.50%	216,000	5,769,360
PartnerRe, Ltd., 6.50% (1)	137,000	3,460,620
PartnerRe, Ltd., 6.75% (1)	139,700	3,560,953
RenaissanceRe Holdings, Ltd., 6.08% (1)	107,000	2,573,350
		$36,456,722
Investment Services — 0.3%
Ram Holdings, Ltd., 7.5% (1)(3)(4)	5,000	$5,033,125
		$5,033,125
Real Estate Investment Trusts (REITs) — 1.1%
AMB Property Corp., 6.75%	79,900	$2,013,479
BRE Properties, Series D, 6.75%	40,000	1,004,000
Duke Realty Corp., 6.95%	120,000	3,098,400
Health Care Property, 7.10%	150,000	3,831,000
Prologis Trust, 6.75%	65,000	1,656,850
PS Business Parks, Inc., 6.70%	50,000	1,232,000
PS Business Parks, Inc., 7.95%	110,000	2,926,000
Vornado Realty Trust, 6.75%	75,000	1,883,250
		$17,644,979
Thrifts & Mortgage Finance — 0.5%
Federal National Mortgage Association, Series K, 5.396%	140,000	$7,070,000
		$7,070,000
Total Preferred Stocks (identified cost $145,579,250)		$148,539,879

5

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73%, (5)	25,652	$25,652,486
Total Short-Term Investments (at amortized cost, $25,652,486)		$25,652,486
Total Investments — 99.6% (identified cost $1,300,656,430)		$1,516,731,072
Other Assets, Less Liabilities — 0.4%		$6,053,709
Net Assets — 100.0%		$1,522,784,781

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2007.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $34,335,132 or 2.3% of the Fund’s net assets.

(5)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

6

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	68.5%	$1,042,984,275
United Kingdom	11.1	168,966,170
Germany	4.1	62,483,926
Switzerland	2.9	43,514,807
Denmark	2.6	39,037,128
Bermuda	1.7	26,267,955
Ireland	1.3	20,144,700
Canada	1.2	18,276,000
Finland	1.1	16,504,472
Italy	0.8	12,691,367
Netherlands	0.7	11,393,550
Mexico	0.7	10,732,967
France	0.7	10,523,797
Cayman Islands	0.7	10,151,750
Czech Republic	0.6	9,649,726
Spain	0.6	9,504,066
Norway	0.3	3,904,416
	99.6%	$1,516,731,072

The Fund did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,300,656,430
Gross unrealized appreciation	$220,239,662
Gross unrealized depreciation	(4,165,020)
Net unrealized appreciation	$216,074,642

The net unrealized depreciation on foreign currency at January 31, 2007 was $8,809.

7

Eaton Vance Tax-Managed International Equity Fund as of January 31, 2007 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $135,907,627 and the Fund owned approximately 49.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed International Equity Portfolio                                                                             as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Airlines — 1.0%
Air France-KLM	62,000	$2,787,753
		$2,787,753
Automobiles — 2.9%
Honda Motor Co., Ltd.	106,000	$4,156,201
Toyota Motor Corp.	60,000	3,940,163
		$8,096,364
Beverages — 4.4%
Coca-Cola Icecek Uretim AS (1)	30,000	$225,292
Diageo PLC	150,000	2,916,729
Fomento Economico Mexicano SA de CV ADR	44,000	5,283,080
Heineken Holding NV	28,000	1,208,564
InBev NV	37,400	2,405,144
		$12,038,809
Capital Markets — 2.8%
Deutsche Bank AG	17,000	$2,414,170
UBS AG	84,000	5,262,812
		$7,676,982
Chemicals — 0.7%
BASF AG	20,000	$1,927,663
		$1,927,663
Commercial Banks — 18.7%
Anglo Irish Bank Corp. PLC	77,400	$1,567,758
Australia and New Zealand Banking Group, Ltd.	138,500	3,134,973
Banco Bilbao Vizcaya Argentaria SA	116,700	2,908,986
Banco Santander Central Hispano SA	300,000	5,687,693
Bank of Ireland	120,000	2,683,168
Barclays PLC	460,000	6,686,678
BNP Paribas SA	26,500	2,959,047
Commerzbank AG	70,000	2,962,013
Danske Bank A/S	52,700	2,420,302
DBS Group Holdings, Ltd.	300,000	4,304,317
Grupo Financiero Banorte SA de C.V.	500,000	1,982,655
HBOS PLC	50,000	1,090,185
HSBC Holdings PLC	171,780	3,118,345
Mitsubishi UFJ Financial Group, Inc.	350	4,237,044
Societe Generale	12,300	2,176,903
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	965,695
Woori Finance Holdings Co., Ltd. ADR (1)	34,145	2,422,929
		$51,308,691

1

Communications Equipment — 0.7%
Nokia Oyj	90,000	$1,984,682
		$1,984,682
Construction & Engineering — 1.0%
Vinci SA	19,000	$2,619,932
		$2,619,932
Consumer Finance — 1.6%
Orix Corp.	15,300	$4,405,362
		$4,405,362
Diversified Financial Services — 2.6%
Fortis	35,000	$1,470,038
ING Groep NV	130,439	5,713,668
		$7,183,706
Diversified Telecommunication Services — 6.2%
BT Group PLC	1,130,000	$6,805,550
Koninklijke KPN NV	325,000	4,683,448
Philippine Long Distance Telephone Co. ADR	60,300	3,172,986
TeliaSonera AB	300,000	2,408,147
		$17,070,131
Electric Utilities — 7.3%
British Energy Group PLC (1)	100,000	$858,803
E. ON AG	19,340	2,631,140
E. ON AG ADR	51,350	2,330,776
Endesa SA	120,000	6,022,166
Enel SPA	380,000	4,018,933
Scottish and Southern Energy PLC	145,000	4,260,318
		$20,122,136
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	27,000	$1,343,456
		$1,343,456
Energy Equipment & Services — 3.2%
Acergy SA (1)	300,000	$5,843,287
Tenaris SA ADR	60,000	2,848,200
		$8,691,487
Food & Staples Retailing — 2.1%
AEON Co., Ltd.	140,000	$3,043,044
Controladora Comercial Mexicana SA de C.V.	1,000,000	2,717,207
		$5,760,251
Food Products — 2.0%
Nestle SA	15,000	$5,493,242
		$5,493,242

2

Gas Utilities — 0.4%
Samchully Co., Ltd.	9,000	$1,200,702
		$1,200,702
Health Care Equipment & Supplies — 0.8%
Synthes, Inc.	18,000	$2,263,772
		$2,263,772
Household Durables — 0.8%
Sekisui House, Ltd. ADR	160,000	$2,238,096
		$2,238,096
Industrial Conglomerates — 1.6%
Keppel Corp., Ltd.	371,000	$4,343,573
		$4,343,573
Insurance — 4.1%
Aviva PLC	111,700	$1,800,417
AXA SA	145,900	6,168,648
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,319,670
		$11,288,735
Machinery — 3.5%
AB SKF ADR	50,000	$983,130
Komatsu, Ltd.	250,000	5,294,722
Minebea Co., Ltd.	200,000	1,326,303
Vallourec SA	8,000	2,080,823
		$9,684,978
Marine — 0.6%
Cosco Corp., Ltd.	1,000,000	$1,767,359
		$1,767,359
Metals & Mining — 5.4%
Anglo American PLC ADR	120,000	$2,802,000
BHP Billiton, Ltd.	100,000	2,043,011
Companhia Vale do Rio Doce ADR	110,000	3,160,300
Rio Tinto, Ltd.	82,500	4,952,963
Teck Cominco, Ltd., Class B	27,000	1,984,514
		$14,942,788
Multi-Utilities — 2.2%
RWE AG	58,000	$6,055,161
		$6,055,161
Office Electronics — 2.1%
Canon, Inc.	111,250	$5,857,384
		$5,857,384

3

Oil, Gas & Consumable Fuels — 6.3%
BMB Munai, Inc. (1)	100,000	$500,000
ENI SPA	75,000	2,410,060
Norsk Hydro ASA	75,000	2,434,293
Petroleo Brasileiro SA ADR	45,000	3,991,500
Royal Dutch Shell PLC, Class B	40,858	1,367,782
Total SA	96,000	6,505,735
		$17,209,370
Pharmaceuticals — 4.3%
Eisai Co., Ltd.	20,000	$1,025,779
Novartis AG	71,000	4,080,050
Roche Holding AG	30,500	5,725,539
Takeda Pharmaceutical Co., Ltd.	13,000	848,444
		$11,679,812
Real Estate Management & Development — 0.7%
Sun Hung Kai Properties, Ltd.	155,000	$1,882,120
		$1,882,120
Road & Rail — 1.5%
Canadian Pacific Railway, Ltd.	61,000	$3,330,608
West Japan Railway Co.	200	891,107
		$4,221,715
Semiconductors & Semiconductor Equipment — 0.4%
Samsung Electronics Co., Ltd.	1,570	$972,231
		$972,231
Software — 0.6%
UbiSoft Entertainment SA (1)	40,000	$1,606,112
		$1,606,112
Tobacco — 2.3%
British American Tobacco PLC	85,000	$2,578,289
Japan Tobacco, Inc.	750	3,594,035
		$6,172,324
Trading Companies & Distributors — 1.5%
Mitsubishi Corp.	200,000	$4,055,707
		$4,055,707
Wireless Telecommunication Services — 0.9%
China Mobile, Ltd. ADR	55,000	$2,538,250
		$2,538,250
Total Common Stocks (identified cost $172,710,921)		$268,490,836

4

Short-Term Investments — 2.5%

	Interest
Security	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73%, (2)	7,008	$7,008,251
Total Short-Term Investments (at amortized cost, $7,008,251)		$7,008,251
Total Investments — 100.2% (identified cost $179,719,172)		$275,499,087
Other Assets, Less Liabilities — (0.2)%		$(597,966)
Net Assets — 100.0%		$274,901,121

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

5

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Japan	17.2%	$47,222,541
United Kingdom	12.5	34,285,097
France	9.8	26,904,954
Switzerland	8.3	22,825,414
Germany	7.9	21,640,594
Spain	5.3	14,618,844
Netherlands	4.2	11,605,681
Singapore	3.8	10,415,249
Australia	3.7	10,130,947
Mexico	3.6	9,982,942
Norway	3.0	8,277,579
Brazil	2.6	7,151,800
Italy	2.3	6,428,993
Canada	1.9	5,315,122
Republic of Korea	1.7	4,595,862
Ireland	1.6	4,250,926
Belgium	1.4	3,875,182
Sweden	1.2	3,391,277
Philippines	1.2	3,172,986
Argentina	1.0	2,848,200
Denmark	0.9	2,420,302
China	0.9	2,538,250
Hong Kong	0.7	1,882,120
Finland	0.7	1,984,682
Kazakhstan	0.2	500,000
Turkey	0.1	225,292
Total Common Stocks	97.7%	$268,490,836
Short-Term Investments	2.5%	$7,008,251

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$181,481,153
Gross unrealized appreciation	$94,244,193
Gross unrealized depreciation	(226,259)
Net unrealized appreciation	$94,017,934

6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of January 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $32,898,997 and the Fund owned approximately 32.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio                                                                                         as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks—99.2%

Security	Shares	Value
Air Freight & Logistics — 2.3%
C.H. Robinson Worldwide, Inc.	24,200	$1,283,810
Expeditors International of Washington, Inc.	23,300	994,677
		$2,278,487
Airlines — 1.4%
SkyWest, Inc.	51,000	$1,384,140
		$1,384,140
Automobiles — 1.0%
Thor Industries, Inc.	25,000	$1,056,500
		$1,056,500
Capital Markets — 5.7%
A.G. Edwards, Inc.	14,800	$979,908
Affiliated Managers Group, Inc. (1)	18,800	2,094,320
Legg Mason, Inc.	8,700	912,195
SEI Investments Co.	27,300	1,701,609
		$5,688,032
Chemicals — 3.3%
Albemarle Corp.	21,600	$1,684,368
RPM International, Inc.	70,000	1,626,100
		$3,310,468
Commercial Banks — 4.8%
City National Corp.	22,000	$1,582,460
Cullen/Frost Bankers, Inc.	21,700	1,161,601
Synovus Financial Corp.	41,600	1,328,288
TCF Financial Corp.	30,000	761,400
		$4,833,749
Computer Peripherals — 1.8%
Diebold, Inc.	38,500	$1,784,475
		$1,784,475
Construction & Engineering — 1.5%
Jacobs Engineering Group, Inc. (1)	16,500	$1,494,075
		$1,494,075
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	9,000	$1,038,870
		$1,038,870
Containers & Packaging — 1.5%
Sonoco Products Co.	40,300	$1,551,550
		$1,551,550

1

Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (1)	11,500	$499,560
		$499,560
Electric Utilities—1.6%
DPL, Inc.	56,600	$1,623,288
		$1,623,288
Electrical Equipment — 5.2%
AMETEK, Inc.	42,000	$1,455,720
Cooper Industries Ltd. Class A	21,100	1,928,329
Genlyte Group, Inc. (The) (1)	10,000	757,700
Hubbell, Inc., Class B	23,000	1,108,600
		$5,250,349
Electronic Equipment & Instruments — 5.2%
Amphenol Corp. Class A	32,500	$2,200,900
CDW Corp.	24,300	1,559,331
National Instruments Corp.	51,000	1,469,310
		$5,229,541
Energy Equipment & Services — 4.2%
FMC Technologies, Inc. (1)	29,000	$1,795,970
Hydril Co. (1)	18,000	1,423,800
National Oilwell Varco, Inc. (1)	17,000	1,030,880
		$4,250,650
Food & Staples Retailing — 1.0%
Ruddick Corp.	36,000	$1,000,800
		$1,000,800
Food Products — 2.3%
Hormel Foods Corp.	35,000	$1,326,500
Tootsie Roll Industries, Inc.	30,730	974,756
		$2,301,256
Gas Utilities — 4.6%
AGL Resources, Inc.	41,100	$1,615,230
Piedmont Natural Gas Co., Inc.	61,200	1,579,572
Questar Corp.	17,000	1,380,400
		$4,575,202
Health Care Equipment & Supplies — 8.4%
Beckman Coulter, Inc.	24,900	$1,606,548
Biomet, Inc.	8,000	338,880
C.R. Bard, Inc.	15,800	1,303,816
DENTSPLY International, Inc.	45,800	1,412,472
Respironics, Inc. (1)	48,500	2,066,100
Varian Medical Systems, Inc. (1)	36,000	1,660,680
		$8,388,496

2

Health Care Providers & Services — 1.3%
Owens & Minor, Inc.	38,000	$1,271,100
		$1,271,100
Hotels, Restaurants & Leisure — 3.6%
Applebee’s International, Inc.	43,000	$1,085,320
International Speedway Corp. Class A	25,200	1,316,196
Sonic Corp. (1)	53,850	1,196,008
		$3,597,524
Household Durables — 3.6%
Harman International	11,000	$1,040,270
Hovnanian Enterprises, Inc. (1)	34,000	1,131,860
Mohawk Industries, Inc. (1)	17,000	1,401,140
		$3,573,270
Insurance — 4.9%
Ambac Financial Group, Inc.	9,800	$863,380
Cincinnati Financial Corp.	32,000	1,431,680
Markel Corp. (1)	3,500	1,697,850
Protective Life Corp.	18,000	880,740
		$4,873,650
IT Services — 2.3%
Cognizant Technology Solutions Corp., Class A(1)	15,000	$1,279,350
Fiserv, Inc. (1)	20,200	1,061,914
		$2,341,264
Machinery — 2.9%
Dover Corp.	30,300	$1,502,880
Graco, Inc.	34,200	1,394,334
		$2,897,214
Media — 2.9%
E.W. Scripps Co.	25,300	$1,235,399
Washington Post Co. (The), Class B	2,200	1,677,940
		$2,913,339
Multiline Retail — 1.2%
Family Dollar Stores, Inc.	37,000	$1,198,800
		$1,198,800
Multi-Utilities — 3.0%
NSTAR	33,000	$1,102,200
OGE Energy Corp.	49,800	1,928,256
		$3,030,456
Office Electronics — 1.6%
Zebra Technologies Corp. Class A (1)	46,225	$1,602,621
		$1,602,621

3

Oil, Gas & Consumable Fuels — 1.8%
Holly Corp.	35,000	$1,844,150
		$1,844,150
Real Estate Investment Trusts (REITs) — 2.0%
Developers Diversified Realty Corp.	30,300	$2,033,736
		$2,033,736
Semiconductors & Semiconductor Equipment — 2.4%
Microchip Technology, Inc.	42,050	$1,461,658
Varian Semiconductor Equipment Associates, Inc. (1)	23,750	977,312
		$2,438,970
Software — 3.6%
ANSYS, Inc. (1)	18,100	$903,009
Citrix Systems, Inc. (1)	31,500	997,605
Jack Henry & Associates, Inc. Class A	78,500	1,675,190
		$3,575,804
Specialty Retail — 2.6%
O’Reilly Automotive, Inc. (1)	45,000	$1,570,950
Ross Stores, Inc.	32,500	1,052,675
		$2,623,625
Tobacco — 2.2%
Universal Corp./Richmond, VA	46,000	$2,223,180
		$2,223,180
Total Common Stocks (identified cost $74,941,354)		$99,578,191
Total Investments — 99.2% (identified cost $74,941,354)		$99,578,191
Other Assets, Less Liabilities — 0.8%		$786,209
Net Assets — 100.0%		$100,364,400

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$74,941,354
Gross unrealized appreciation	$24,721,277
Gross unrealized depreciation	(84,440)
Net unrealized appreciation	$24,636,837

4

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of January 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $66,563,116 and the Fund owned approximately 41.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Multi-Cap Opportunity Portfolio                                                                        as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Airlines — 0.0%
Allegiant Travel Co. (1)	896	$29,792
		$29,792
Biotechnology — 3.2%
Celgene Corp. (1)	88,000	$4,723,840
Gilead Sciences, Inc. (1)	6,500	418,080
		$5,141,920
Building Products — 0.5%
Owens Corning, Inc. (1)(2)	29,000	$830,560
		$830,560
Capital Markets — 5.2%
E*Trade Financial Corp. (1)	202,000	$4,924,760
Goldman Sachs Group, Inc.	8,800	1,867,008
TD Ameritrade Holding Corp. (1)	88,500	1,565,565
		$8,357,333
Chemicals — 0.1%
Potash Corporation of Saskatchewan, Inc.	500	$78,015
		$78,015
Commercial Services & Supplies — 0.6%
Copart, Inc. (1)	27,734	$816,489
SAIC, Inc. (1)	3,493	64,795
		$881,284
Communications Equipment — 2.0%
Research in Motion, Ltd. (1)	25,455	$3,252,640
		$3,252,640
Computer Peripherals — 1.3%
Apple Computer, Inc. (1)	24,000	$2,057,520
		$2,057,520
Construction & Engineering — 3.1%
Foster Wheeler, Ltd. (1)	94,600	$5,058,262
		$5,058,262
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	12,700	$1,465,834
		$1,465,834
Consumer Finance — 2.7%
CompuCredit Corp. (1)(2)	23,000	$813,970
First Marblehead Corp. (2)	64,949	3,533,226
		$4,347,196

1

Containers & Packaging — 0.5%
Owens-Illinois, Inc. (1)	36,100	$803,586
		$803,586
Diversified Consumer Services — 1.7%
Bright Horizons Family Solutions, Inc. (1)	1,000	$39,170
Capella Education Co. (1)	18,676	530,772
DeVry, Inc.	71,000	1,999,360
Laureate Education, Inc. (1)	3,466	209,138
		$2,778,440
Diversified Financial Services — 1.0%
Citigroup, Inc.	30,000	$1,653,900
		$1,653,900
Electrical Equipment — 1.0%
Solarfun Power Holdings Co., Ltd. ADR (1)	7,027	$105,616
Solarworld AG(2)	20,000	1,566,341
		$1,671,957
Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc. (2)	20,000	$1,688,800
Halliburton Co.	49,000	1,447,460
		$3,136,260
Food & Staples Retailing — 1.7%
Shoppers Drug Mart Corp.	33,000	$1,406,218
Susser Holdings Corp. (1)(2)	77,232	1,402,533
		$2,808,751
Food Products — 2.1%
Pilgrim’s Pride Corp. (2)	106,000	$3,357,020
		$3,357,020
Health Care Equipment & Supplies — 2.3%
American Medical Systems Holdings, Inc. (1)	47,000	$935,300
Cyberonics, Inc. (1)(2)	78,000	1,643,460
Thoratec Corp. (1)	60,625	1,091,856
		$3,670,616
Health Care Providers & Services — 4.1%
Caremark Rx, Inc.	58,000	$3,553,080
DaVita, Inc. (1)	16,075	877,695
Henry Schein, Inc. (1)(2)	28,000	1,421,560
Lincare Holdings, Inc. (1)	21,000	826,350
United Surgical Partners International, Inc. (1)	150	4,571
		$6,683,256

2

Hotels, Restaurants & Leisure — 2.4%
Cheesecake Factory, Inc. (1)	15,000	$414,450
Harrah’s Entertainment, Inc.	11,000	929,280
Pinnacle Entertainment, Inc. (1)	26,500	915,045
Scientific Games Corp., Class A (1)	53,000	1,645,120
		$3,903,895
Insurance — 1.0%
Admiral Group PLC	83,000	$1,661,198
Progressive Corp.	400	9,276
		$1,670,474
Internet Software & Services — 5.5%
Ariba, Inc. (1)	120,307	$1,118,855
DealerTrack Holdings, Inc. (1)	32,500	900,900
Equinix, Inc. (1)(2)	1,000	84,070
Google, Inc., Class A (1)	13,442	6,738,475
		$8,842,300
IT Services — 2.9%
ExlService Holdings, Inc. (1)	8,000	$197,760
MasterCard, Inc., Class A (2)	18,000	2,007,900
MoneyGram International, Inc.	80,996	2,429,070
WNS Holdings, Ltd. ADR (1)	1,752	59,323
		$4,694,053
Machinery — 1.1%
Titan International, Inc. (2)	75,000	$1,739,250
		$1,739,250
Media — 3.2%
Comcast Corp., Class A (1)	78,000	$3,456,960
Emmis Communications Corp., Class A (2)	115,000	993,600
XM Satellite Radio Holdings, Inc., Class A (1)	56,000	795,760
		$5,246,320
Metals & Mining — 7.3%
Aber Diamond Corp.	16,927	$652,536
Bolnisi Gold NL	100	206
Gammon Lake Resources, Inc. (1)(2)	247,000	3,907,540
Goldcorp, Inc. (2)	127,899	3,544,081
Golden Star Resources, Ltd. (1)(2)	203,000	665,840
Miramar Mining Corp. (1)	240,000	1,094,400
United States Steel Corp.	10,000	834,900
Western Copper Corp. (1)	110,000	121,145
Zinifex, Ltd.	73,000	944,790
		$11,765,438

3

Multiline Retail — 1.4%
Big Lots, Inc. (1)	56,000	$1,452,080
Bon-Ton Stores, Inc. (The)	21,000	766,500
		$2,218,580
Oil, Gas & Consumable Fuels — 6.9%
ConocoPhillips	23,000	$1,527,430
Goodrich Petroleum Corp. (1)(2)	1,000	36,520
Hess Corp.	61,400	3,314,986
Occidental Petroleum Corp.	21,000	973,560
SXR Uranium One, Inc. (1)(2)	398,909	5,227,992
W&T Offshore, Inc.	1,000	30,720
		$11,111,208
Personal Products — 1.2%
Alberto-Culver Co.	12,000	$274,440
Herbalife, Ltd. (1)	48,730	1,598,344
		$1,872,784
Pharmaceuticals — 4.4%
Flamel Technologies SA ADR (1)	48,000	$1,714,560
Ipsen SA	14,500	658,284
Shire Pharmaceuticals Group PLC ADR	75,000	4,761,000
		$7,133,844
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc. (2)	43,210	$595,434
MFA Mortgage Investments, Inc.	1,000	7,440
		$602,874
Real Estate Management & Development — 0.0%
Move, Inc. (1)	1,013	$6,402
		$6,402
Semiconductors & Semiconductor Equipment — 7.7%
Applied Micro Circuits Corp. (1)	245,000	$842,800
Atheros Communications, Inc. (1)(2)	134,000	3,183,840
MEMC Electronic Materials, Inc. (1)	144,000	7,545,600
Tessera Technologies, Inc. (1)	21,500	822,160
Trina Solar, Ltd. ADR (1)(2)	2,499	73,396
		$12,467,796
Software — 1.6%
i2 Technologies, Inc. (1)(2)	116,000	$2,645,960
		$2,645,960
Specialty Retail — 1.8%
GameStop Corp., Class A (1)(2)	36,000	$1,923,480
OfficeMax, Inc.	20,500	989,945
		$2,913,425

4

Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc. (1)(2)	4,871	$185,098
		$185,098
Thrifts & Mortgage Finance — 1.3%
BankUnited Financial Corp., Class A (2)	29,500	$813,905
W Holding Co., Inc. (2)	250,000	1,315,000
		$2,128,905
Tobacco — 4.4%
Loews Corp. - Carolina Group	82,773	$5,673,261
Reynolds American, Inc.	22,000	1,419,000
		$7,092,261
Wireless Telecommunication Services — 9.2%
NII Holdings, Inc., Class B (1)(2)	119,000	$8,782,200
Philippine Long Distance Telephone Co. ADR	1,000	52,620
Rogers Communications, Inc., Class B (2)	114,000	3,528,300
Tim Participacoes SA ADR (2)	77,000	2,574,110
		$14,937,230
Total Common Stocks (identified cost $116,300,183)		$161,242,239

Short-Term Investments — 31.9%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (3)(4)	45,504	$45,503,513
Investment in Cash Management Portfolio, 4.73% (3)	6,051	6,051,239
Total Short-Term Investments (at amortized cost, $51,554,752)		$51,554,752
Total Investments — 131.6% (identified cost $167,854,935)		$212,796,991
Other Assets, Less Liabilities — (31.6)%		$(51,050,085)
Net Assets — 100.0%		$161,746,906

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at January 31, 2007.
(3)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of January 31, 2007.

5

(4)

The amount invested in the Eaton Vance Cash Collateral Fund represents cash collateral received for securities on loan at Janaury 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$168,392,337
Gross unrealized appreciation	$45,367,166
Gross unrealized depreciation	(962,512)
Net unrealized appreciation	$44,404,654

6

Eaton Vance Tax-Managed Small-Cap Growth Fund as of January 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $118,561,297 and the Fund owned approximately 72.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Growth Portfolio                                                                                as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 1.6%
Armor Holdings, Inc. (1)	44,010	$2,662,605
		$2,662,605
Biotechnology — 1.4%
Martek Biosciences Corp. (1)	100,300	$2,337,993
		$2,337,993
Capital Markets — 4.7%
Affiliated Managers Group, Inc. (1)	21,790	$2,427,406
Greenhill & Co., Inc.	32,420	2,429,231
Lazard, Ltd., Class A (2)	56,310	2,858,296
		$7,714,933
Chemicals — 4.6%
International Flavors & Fragrances, Inc.	57,230	$2,774,510
Scotts Miracle-Gro Co., Class A	25,240	1,352,107
Terra Industries, Inc. (1)	234,770	3,340,777
		$7,467,394
Commercial Services & Supplies — 2.8%
FTI Consulting, Inc. (1)	99,430	$2,725,376
Knoll, Inc.	80,390	1,767,776
		$4,493,152
Communications Equipment — 2.3%
Harris Stratex Networks, Class A (1)	81,980	$1,801,920
3Com Corp. (1)	492,200	1,919,580
		$3,721,500
Computer Peripherals — 0.5%
Stratasys, Inc. (1)	27,220	$877,573
		$877,573
Construction & Engineering — 1.6%
Foster Wheeler, Ltd. (1)(2)	49,070	$2,623,773
		$2,623,773
Diversified Consumer Services — 1.9%
Capella Education Co. (1)	32,140	$913,419
DeVry, Inc.	75,650	2,130,304
		$3,043,723

1

Diversified Financial Services — 1.4%
Nasdaq Stock Market, Inc. (1)	67,970	$2,316,418
		$2,316,418
Electric Utilities — 0.9%
ITC Holdings Corp.	34,536	$1,502,316
		$1,502,316
Electrical Equipment — 1.1%
AMETEK, Inc.	52,350	$1,814,451
		$1,814,451
Electronic Equipment & Instruments — 9.7%
Avnet, Inc. (1)	82,980	$2,576,529
Excel Technology, Inc. (1)	88,250	2,430,405
FLIR Systems, Inc. (1)	90,340	2,792,409
IPG Photonics Corp. (1)	18,010	475,644
L-1 Identity Solutions, Inc. (1)	79,750	1,151,590
Osi Systems, Inc. (1)	38,510	923,470
Paxar Corp. (1)	39,200	861,616
Tektronix, Inc.	79,360	2,243,507
Zygo Corp. (1)	156,050	2,395,368
		$15,850,538
Energy Equipment & Services — 3.5%
Dresser-Rand Group, Inc. (1)	108,807	$2,824,630
Input/Output, Inc. (1)	207,670	2,843,002
		$5,667,632
Food & Staples Retailing — 0.8%
Susser Holdings Corp. (1)	71,810	$1,304,070
		$1,304,070
Food Products — 0.5%
Hain Celestial Group, Inc., (The) (1)	26,810	$788,214
		$788,214
Health Care Equipment & Supplies — 7.9%
DJ Orthopedics, Inc. (1)	46,800	$1,937,520
IDEXX Laboratories, Inc. (1)	14,900	1,278,569
Respironics, Inc. (1)	66,650	2,839,290
Sirona Dental Systems, Inc.	62,470	2,674,965
West Pharmaceutical Services, Inc.	48,100	2,334,293
Wright Medical Group, Inc. (1)	86,350	1,890,202
		$12,954,839
Health Care Providers & Services — 0.7%
VCA Antech, Inc. (1)	34,050	$1,144,761
		$1,144,761

2

Hotels, Restaurants & Leisure — 0.8%
Cheesecake Factory, Inc. (The) (1)	45,660	$1,261,586
		$1,261,586
Household Durables — 3.1%
Jarden Corp. (1)	111,690	$4,095,672
Universal Electronics, Inc. (1)	48,200	1,006,416
		$5,102,088
Household Products — 1.5%
Church & Dwight Co., Inc.	53,420	$2,420,460
		$2,420,460
Insurance — 3.2%
Philadelphia Consolidated Holding Corp. (1)	58,300	$2,626,998
RLI Corp.	43,410	2,402,309
Security Capital Assurance (2)	8,120	231,095
		$5,260,402
IT Services — 3.1%
Euronet Worldwide, Inc. (1)	86,760	$2,503,894
MoneyGram International, Inc.	86,300	2,588,137
		$5,092,031
Machinery — 3.3%
RBC Bearings, Inc. (1)	90,928	$2,789,671
Titan International, Inc.	114,230	2,648,994
		$5,438,665
Media — 2.6%
Central European Media Enterprises, Ltd. (1)(2)	40,300	$3,497,637
Focus Media Holding Ltd. ADR (1)	8,890	734,848
		$4,232,485
Metals & Mining — 3.4%
Aber Diamond Corp. (2)	87,650	$3,367,441
IAMGOLD Corp. (2)	143,126	1,262,371
Meridian Gold, Inc. (1)(2)	30,460	890,041
		$5,519,853
Multiline Retail — 1.5%
Big Lots, Inc. (1)	94,630	$2,453,756
		$2,453,756
Multi-Utilities — 1.0%
CMS Energy Corp. (1)	101,100	$1,687,359
		$1,687,359

3

Oil, Gas & Consumable Fuels — 5.2%
Denbury Resources, Inc. (1)	88,600	$2,454,220
Forest Oil Corp. (1)	41,020	1,309,358
Petrohawk Energy Corp. (1)	198,390	2,289,421
Range Resources Corp.	79,215	2,431,108
		$8,484,107
Personal Products — 1.5%
Playtex Products, Inc. (1)	173,550	$2,443,584
		$2,443,584
Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	93,770	$2,408,951
Douglas Emmett, Inc.	45,440	1,243,238
Equity One, Inc.	31,310	868,540
Essex Property Trust, Inc.	11,551	1,667,271
		$6,188,000
Road & Rail — 2.5%
Kansas City Southern (1)	95,100	$2,858,706
Landstar System, Inc.	28,990	1,225,987
		$4,084,693
Semiconductors & Semiconductor Equipment — 1.4%
Verigy, Ltd. (1)(2)	127,460	$2,336,342
		$2,336,342
Software — 5.0%
Parametric Technology Corp. (1)	171,650	$3,402,103
Sybase, Inc. (1)	137,400	3,557,286
Transaction Systems Architects, Inc. (1)	33,780	1,221,147
		$8,180,536
Specialty Retail — 2.0%
Barnes & Noble, Inc.	41,230	$1,605,084
Men’s Wearhouse, Inc., (The)	37,490	1,609,821
		$3,214,905
Thrifts & Mortgage Finance — 0.5%
WSFS Financial Corp.	12,060	$836,843
		$836,843
Trading Companies & Distributors — 2.9%
GATX Corp.	54,450	$2,482,920
Kaman Corp.	97,380	2,219,290
		$4,702,210

4

Wireless Telecommunication Services — 1.8%
NII Holdings, Inc., Class B (1)	39,500	$2,915,100
		$2,915,100
Total Common Stocks (identified cost $130,057,529)		$160,140,890

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (5)	$3,674	$3,673,773
Total Short-Term Investments (at amortized cost, $3,673,773)		$3,673,773
Total Investments — 100.4% (identified cost $134,291,302)		$164,050,663
Other Assets, Less Liabilities — (0.4)%		$(624,335)
Net Assets — 100.0%		$163,426,328

(1)	Non-income producing security.
(2)	Foreign security.
(3)	Restricted security.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.
(5)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

5

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	89.9%	$146,803,666
Bermuda	5.6%	9,210,801
Canada	3.5%	5,699,854
Singapore	1.4%	2,336,342
	100.4%	$164,050,663

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$134,291,302
Gross unrealized appreciation	$31,408,162
Gross unrealized depreciation	(1,648,801)
Net unrealized appreciation	$29,759,361

Restricted Securities

At January 31, 2007, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000

6

Eaton Vance Tax-Managed Small-Cap Value Fund   as of January 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $31,009,143 and the Fund owned approximately 55.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio                                                                                    as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.9%

Security	Shares	Value
Aerospace & Defense — 1.8%
K&F Industries Holdings, Inc. (1)	43,900	$1,022,431
		$1,022,431
Auto Components — 1.2%
BorgWarner, Inc.	9,700	$664,838
		$664,838
Chemicals — 2.3%
RPM International, Inc.	55,000	$1,277,650
		$1,277,650
Commercial Banks — 10.1%
Boston Private Financial Holdings, Inc.	29,700	$858,924
First Midwest Bancorp, Inc.	28,000	1,051,120
Hanmi Financial Corp.	50,300	1,030,144
Provident Bankshares Corp.	23,400	829,296
UCBH Holdings, Inc.	45,800	858,750
Umpqua Holdings Corp.	36,900	1,049,805
		$5,678,039
Commercial Services & Supplies — 1.5%
Pike Electric Corp. (1)	50,800	$826,516
		$826,516
Construction & Engineering — 2.3%
Granite Construction, Inc.	24,000	$1,285,440
		$1,285,440
Containers & Packaging — 2.7%
AptarGroup, Inc.	24,500	$1,494,745
		$1,494,745
Electrical Equipment — 1.7%
A.O. Smith Corp.	25,000	$958,750
		$958,750
Electronic Equipment & Instruments — 2.5%
Aeroflex, Inc. (1)	46,100	$551,356
Technitrol, Inc.	38,000	836,760
		$1,388,116
Energy Equipment & Services — 5.9%
Bristow Group, Inc. (1)	15,400	$575,190
Lone Star Technologies, Inc. (1)	10,600	512,510
Oil States International, Inc. (1)	23,900	688,798

1

Parker Drilling Co. (1)	76,000	$703,760
Pioneer Drilling Co. (1)	65,500	829,885
		$3,310,143
Food & Staples Retailing — 3.6%
BJ’s Wholesale Club, Inc. (1)	36,000	$1,099,440
Performance Food Group Co. (1)	30,700	910,562
		$2,010,002
Food Products — 2.1%
Chiquita Brands International, Inc.	74,500	$1,182,315
		$1,182,315
Gas Utilities — 4.9%
Piedmont Natural Gas Co., Inc.	74,000	$1,909,940
Questar Corp.	10,600	860,720
		$2,770,660
Health Care Equipment & Supplies — 6.2%
CONMED Corp. (1)	44,000	$1,064,800
PolyMedica Corp.	25,600	1,025,024
West Pharmaceutical Services, Inc.	28,200	1,368,546
		$3,458,370
Health Care Providers & Services — 2.8%
Owens & Minor, Inc.	47,500	$1,588,875
		$1,588,875
Hotels, Restaurants & Leisure — 2.4%
Applebee’s International, Inc.	28,500	$719,340
CBRL Group, Inc.	13,800	647,082
		$1,366,422
Household Durables — 2.5%
Tupperware Brands Corp.	60,000	$1,399,800
		$1,399,800
Household Products — 3.1%
Church & Dwight Co., Inc.	39,000	$1,767,090
		$1,767,090
Industrial Conglomerates — 1.9%
Teleflex, Inc.	16,000	$1,068,480
		$1,068,480
Insurance — 5.4%
IPC Holdings Ltd.	44,100	$1,298,745
Protective Life Corp.	35,500	1,737,015
		$3,035,760

2

Leisure Equipment & Products — 2.2%
RC2 Corp. (1)	32,000	$1,264,320
		$1,264,320
Machinery — 4.2%
Albany International Corp., Class A	25,300	$858,682
CLARCOR, Inc.	27,700	960,082
Mueller Water Products, Inc., Class A	39,800	547,250
		$2,366,014
Oil, Gas & Consumable Fuels — 2.3%
OMI Corp.	31,500	$694,890
Penn Virginia Corp.	8,500	622,880
		$1,317,770
Personal Products — 2.7%
Chattem, Inc. (1)	16,000	$919,040
Prestige Brands Holdings, Inc. (1)	47,000	597,370
		$1,516,410
Road & Rail — 3.2%
Arkansas Best Corp.	32,500	$1,242,150
YRC Worldwide, Inc. (1)	12,800	567,680
		$1,809,830
Semiconductors & Semiconductor Equipment — 3.1%
ON Semiconductor Corp. (1)	207,600	$1,735,536
		$1,735,536
Specialty Retail — 4.3%
Claire’s Stores, Inc.	24,900	$856,560
Stage Stores, Inc.	48,200	1,546,738
		$2,403,298
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc. (1)	21,400	$543,560
		$543,560
Total Common Stocks (identified cost $36,631,440)		$50,511,180
Total Investments — 89.9% (identified cost $36,631,440)		$50,511,180
Other Assets, Less Liabilities — 10.1%		$5,693,845
Net Assets — 100.0%		$56,205,025

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,631,440
Gross unrealized appreciation	$14,075,694
Gross unrealized depreciation	(195,954)
Net unrealized appreciation	$13,879,740

4

Eaton Vance Tax-Managed Value Fund as of January 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2007, the value of the Fund’s investment in the Portfolio was $1,169,653,280 and the Fund owned approximately 89.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Value Portfolio                                                                                                         as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	200,000	$15,630,000
Northrop Grumman Corp.	200,000	14,188,000
United Technologies Corp.	100,000	6,802,000
		$36,620,000
Air Freight & Logistics — 0.6%
FedEx Corp.	75,000	$8,280,000
		$8,280,000
Auto Components — 0.7%
BorgWarner, Inc.	125,000	$8,567,500
		$8,567,500
Biotechnology — 0.5%
Amgen, Inc.(1)	100,000	$7,037,000
		$7,037,000
Capital Markets — 6.5%
Franklin Resources, Inc.	75,000	$8,933,250
Goldman Sachs Group, Inc.	150,000	31,824,000
Lehman Brothers Holdings, Inc.	260,000	21,382,400
Merrill Lynch & Co., Inc.(2)	250,000	23,390,000
		$85,529,650
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$14,185,400
		$14,185,400
Commercial Banks — 5.2%
Marshall & Ilsley Corp.	125,000	$5,882,500
TCF Financial Corp.	300,000	7,614,000
U.S. Bancorp	200,000	7,120,000
Wachovia Corp.	400,000	22,600,000
Wells Fargo & Co.	700,000	25,144,000
		$68,360,500
Communications Equipment — 1.1%
Nokia Oyj ADR	625,000	$13,812,500
		$13,812,500
Computer Peripherals — 4.6%
Hewlett-Packard Co.	650,000	$28,132,000
International Business Machines Corp.	250,000	24,787,500
NCR Corp.(1)	160,000	7,582,400
		$60,501,900

1

Diversified Financial Services — 6.7%
Bank of America Corp.	575,000	$30,233,500
Citigroup, Inc.	550,000	30,321,500
J.P.Morgan Chase & Co.(2)	550,000	28,011,500
		$88,566,500
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	700,000	$26,341,000
Verizon Communications, Inc.	600,000	23,112,000
Windstream Corp.	258,481	3,846,197
		$53,299,197
Electric Utilities — 4.6%
Entergy Corp.	200,000	$18,570,000
Exelon Corp.	400,000	23,996,000
FPL Group, Inc.	325,000	18,411,250
		$60,977,250
Energy Equipment & Services — 2.1%
GlobalSantaFe Corp.	150,000	$8,701,500
Halliburton Co.	250,000	7,385,000
Transocean, Inc.(1)	150,000	11,605,500
		$27,692,000
Food & Staples Retailing — 2.4%
Safeway, Inc.(2)	400,000	$14,412,000
Wal-Mart Stores, Inc.(2)	350,000	16,691,500
		$31,103,500
Food Products — 1.7%
Nestle SA	60,000	$21,972,968
		$21,972,968
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	350,000	$15,522,500
		$15,522,500
Household Durables — 0.6%
Lennar Corp., Class A(2)	150,000	$8,157,000
		$8,157,000
Household Products — 1.1%
Kimberly-Clark Corp.	200,000	$13,880,000
		$13,880,000
Insurance — 7.9%
Allstate Corp.	100,000	$6,016,000
American International Group, Inc.	350,000	23,957,500
AON Corp.	325,000	11,654,500
Chubb Corp.	125,000	6,505,000
Hartford Financial Services Group, Inc.	250,000	23,727,500

2

MetLife, Inc.	100,000	$6,212,000
Progressive Corp.	200,000	4,638,000
St. Paul Travelers Cos., Inc.	400,000	20,340,000
		$103,050,500
Machinery — 3.1%
Caterpillar, Inc.	200,000	$12,814,000
Deere & Co.	200,000	20,056,000
Eaton Corp.	100,000	7,835,000
		$40,705,000
Media — 2.8%
Time Warner, Inc.	1,000,000	$21,870,000
Walt Disney Co.	425,000	14,947,250
		$36,817,250
Metals & Mining — 2.4%
Alcoa, Inc.	325,000	$10,497,500
Phelps Dodge Corp.	170,000	21,012,000
		$31,509,500
Multiline Retail — 2.3%
J.C. Penney Company, Inc.(2)	300,000	$24,372,000
Target Corp.	100,000	6,136,000
		$30,508,000
Multi-Utilities — 1.6%
Dominion Resources, Inc.	250,000	$20,740,000
		$20,740,000
Oil, Gas & Consumable Fuels — 11.2%
Apache Corp.	200,000	$14,594,000
Chevron Corp.	300,000	21,864,000
ConocoPhillips	350,000	23,243,500
Exxon Mobil Corp.	400,000	29,640,000
Marathon Oil Corp.	100,000	9,034,000
Occidental Petroleum Corp.	500,000	23,180,000
Peabody Energy Corp.	300,000	12,249,000
Valero Energy Corp.	250,000	13,570,000
		$147,374,500
Paper and Forest Products — 1.1%
Weyerhaeuser Co.	200,000	$15,000,000
		$15,000,000
Pharmaceuticals — 6.6%
Abbott Laboratories	250,000	$13,250,001
Johnson & Johnson	300,000	20,040,000
Merck & Co., Inc.	200,000	8,950,000

3

Pfizer, Inc.	775,000	$20,336,000
Wyeth	485,000	23,963,850
		$86,539,851
Real Estate Investment Trusts (REITs) — 3.3%
AMB Property Corp.	110,000	$6,693,500
AvalonBay Communities, Inc.	100,000	14,836,000
General Growth Properties, Inc.	100,000	6,152,000
Host Hotels & Resorts, Inc.	275,000	7,279,250
Public Storage, Inc.(2)	75,000	8,157,000
		$43,117,750
Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	250,000	$20,090,000
		$20,090,000
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	514,995	$5,618,595
		$5,618,595
Specialty Retail — 0.9%
Home Depot, Inc.	175,000	$7,129,500
TJX Companies, Inc.	150,000	4,435,500
		$11,565,000
Thrifts & Mortgage Finance — 1.4%
Washington Mutual, Inc.(2)	400,000	$17,836,000
		$17,836,000
Tobacco — 2.3%
Altria Group, Inc.	350,000	$30,586,500
		$30,586,500
Wireless Telecommunication Services — 1.2%
Alltel Corp.(2)	250,000	$15,322,500
		$15,322,500
Total Common Stocks (identified cost $797,687,505)		$1,280,446,311

4

Short-Term Investments — 7.5%

	Shares /Interest
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30%, 2/1/07(3)(4)	$68,690	$68,689,834
Investment in Cash Management Portfolio, 4.73% (3)	29,885	29,885,228
Total Short-Term Investments (at amortized cost, $98,575,062)		$98,575,062
Total Investments — 105.1% (identified cost $896,262,567)		$1,379,021,373
Other Assets, Less Liabilities — (5.1)%		$(67,152,071)
Net Assets — 100.0%		$1,311,869,302

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at January 31, 2007.
(3)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of January 31, 2007.

(4)

The amount invested in “Eaton Vance Cash Collateral Fund, LLC” represents cash collateral recieved for securities on loan as of January 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2007, the Portfolio loaned securities having a market value of $66,447,204 and received $68,689,834 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$897,707,855
Gross unrealized appreciation	$482,312,598
Gross unrealized depreciation	(999,080)
Net unrealized appreciation	$481,313,518

The unrealized depreciation on foreign currency at January 31, 2007 on federal income tax was $5,604.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	March 22, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 22, 2007